UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2023

Date of reporting period:	1/31/2023

Item 1 –	Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

SEMIANNUAL REPORT

JANUARY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

March 15, 2023

PGIM Jennison Diversified Growth Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-4.35	-22.19	7.55	11.56	—

Class C	-4.89	-19.39	7.76	11.26	—

Class Z	-4.16	-17.50	9.00	N/A	11.70 (09/27/2017)

Class R6	-4.16	-17.44	9.00	N/A	11.70 (09/27/2017)

Russell 1000® Growth Index

	-4.71	-16.02	11.22	14.53	—

Average Annual Total Returns as of 1/31/23 Since Inception (%)

Class Z, Class R6 (09/27/2017)

Russell 1000® Growth Index	13.51

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Diversified Growth Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	7.3%

Microsoft Corp.	Software	6.0%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.2%

Amazon.com, Inc.	Internet & Direct Marketing Retail	4.1%

Visa, Inc. (Class A Stock)	IT Services	3.9%

Tesla, Inc.	Automobiles	3.8%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.8%

UnitedHealth Group, Inc.	Health Care Providers & Services	3.8%

LVMH Moet Hennessy Louis Vuitton SE (France)	Textiles, Apparel & Luxury Goods	3.3%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	2.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Diversified Growth Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 956.50	1.20%	$ 5.92

	Hypothetical	$1,000.00	$1,019.16	1.20%	$ 6.11

Class C	Actual	$1,000.00	$ 951.10	2.35%	$11.56

	Hypothetical	$1,000.00	$1,013.36	2.35%	$11.93

Class Z	Actual	$1,000.00	$ 958.40	1.00%	$ 4.94

	Hypothetical	$1,000.00	$1,020.16	1.00%	$ 5.09

Class R6	Actual	$1,000.00	$ 958.40	1.00%	$ 4.94

	Hypothetical	$1,000.00	$1,020.16	1.00%	$ 5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 98.3%

Aerospace & Defense 0.3%
Lockheed Martin Corp.	1,268	$587,414

Air Freight & Logistics 1.4%
United Parcel Service, Inc. (Class B Stock)	17,853	3,306,911

Automobiles 3.8%
Tesla, Inc.*	52,173	9,037,407

Beverages 1.0%
PepsiCo, Inc.	14,301	2,445,757

Biotechnology 1.8%
AbbVie, Inc.	3,986	588,932
Amgen, Inc.	2,298	580,015
Vertex Pharmaceuticals, Inc.*	9,684	3,128,900

		4,297,847

Capital Markets 2.1%
Blackstone, Inc.	27,046	2,595,334
FactSet Research Systems, Inc.	2,511	1,062,003
Goldman Sachs Group, Inc. (The)	1,648	602,855
S&P Global, Inc.	1,561	585,281

		4,845,473

Chemicals 1.4%
CF Industries Holdings, Inc.	16,063	1,360,536
Linde PLC (United Kingdom)	5,741	1,899,927

		3,260,463

Commercial Services & Supplies 0.3%
Waste Management, Inc.	3,819	590,914

Consumer Finance 0.8%
American Express Co.	10,626	1,858,806

Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. (Class A Stock)	7,413	591,335

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    9

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
CDW Corp.	10,746	$2,106,538
Keysight Technologies, Inc.*	4,162	746,455

		3,444,328

Energy Equipment & Services 1.8%
Schlumberger Ltd.	73,051	4,162,446

Entertainment 1.3%
Netflix, Inc.*	7,121	2,519,837
ROBLOX Corp. (Class A Stock)*	15,444	574,671

		3,094,508

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	5,207	1,163,192
SBA Communications Corp.	2,017	600,118

		1,763,310

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	3,990	2,039,448
Performance Food Group Co.*	29,799	1,827,275
Sysco Corp.(a)	7,482	579,556

		4,446,279

Food Products 1.0%
Darling Ingredients, Inc.*	26,894	1,782,803
Lamb Weston Holdings, Inc.	5,928	592,148

		2,374,951

Health Care Equipment & Supplies 0.3%
Dexcom, Inc.*	5,665	606,665

Health Care Providers & Services 4.3%
Cigna Corp.	4,008	1,269,213
UnitedHealth Group, Inc.	17,879	8,925,018

		10,194,231

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.3%
Airbnb, Inc. (Class A Stock)*	34,883	$3,875,850
Marriott International, Inc. (Class A Stock)	22,883	3,985,761

		7,861,611

Household Durables 0.6%
Toll Brothers, Inc.	23,654	1,407,176

Insurance 0.3%
Marsh & McLennan Cos., Inc.	3,387	592,420

Interactive Media & Services 6.2%
Alphabet, Inc. (Class A Stock)*	125,010	12,355,988
Meta Platforms, Inc. (Class A Stock)*	11,517	1,715,688
ZoomInfo Technologies, Inc.*	21,107	595,851

		14,667,527

Internet & Direct Marketing Retail 5.7%
Amazon.com, Inc.*	92,681	9,558,192
MercadoLibre, Inc. (Brazil)*	3,231	3,818,040

		13,376,232

IT Services 10.3%
Adyen NV (Netherlands), 144A*	1,601	2,420,563
FleetCor Technologies, Inc.*	9,460	1,975,343
Gartner, Inc.*	6,237	2,108,979
Mastercard, Inc. (Class A Stock)	10,148	3,760,849
MongoDB, Inc.*(a)	2,602	557,375
Shift4 Payments, Inc. (Class A Stock)*	9,154	586,222
Snowflake, Inc. (Class A Stock)*	11,143	1,743,211
Visa, Inc. (Class A Stock)(a)	39,921	9,190,213
WEX, Inc.*	10,011	1,851,735

		24,194,490

Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	14,570	2,215,805
Danaher Corp.	13,702	3,622,535
IQVIA Holdings, Inc.*	2,541	582,931

		6,421,271

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    11

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 0.5%
Caterpillar, Inc.	2,204	$556,047
Deere & Co.	1,394	589,439

		1,145,486

Media 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	11,222	568,955

Oil, Gas & Consumable Fuels 0.2%
Devon Energy Corp.	8,932	564,860

Personal Products 0.6%
L’Oreal SA (France), ADR	18,298	1,510,957

Pharmaceuticals 5.3%
AstraZeneca PLC (United Kingdom), ADR	20,878	1,364,795
Eli Lilly & Co.	15,030	5,172,575
Merck & Co., Inc.	29,928	3,214,566
Novo Nordisk A/S (Denmark), ADR	19,850	2,754,783

		12,506,719

Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	22,636	1,935,604

Road & Rail 0.5%
Uber Technologies, Inc.*	19,195	593,701
Union Pacific Corp.	2,881	588,272

		1,181,973

Semiconductors & Semiconductor Equipment 10.8%
ASML Holding NV (Netherlands)	874	577,574
Broadcom, Inc.	10,887	6,369,004
Enphase Energy, Inc.*	5,826	1,289,760
Lam Research Corp.	5,342	2,671,534
Lattice Semiconductor Corp.*	24,838	1,882,472
NVIDIA Corp.	45,754	8,938,959
ON Semiconductor Corp.*	27,137	1,993,213
QUALCOMM, Inc.	4,370	582,128
Universal Display Corp.	9,329	1,236,372

		25,541,016

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Software 11.2%
Adobe, Inc.*	15,276	$5,657,314
Atlassian Corp. (Class A Stock)*	23,098	3,733,099
Cadence Design Systems, Inc.*	3,246	593,466
Crowdstrike Holdings, Inc. (Class A Stock)*	5,587	591,663
Microsoft Corp.	56,854	14,088,990
Palo Alto Networks, Inc.*	3,649	578,877
Paycom Software, Inc.*	1,809	586,008
Synopsys, Inc.*	1,631	576,966

		26,406,383

Specialty Retail 2.3%
Lowe’s Cos., Inc.(a)	9,752	2,030,854
O’Reilly Automotive, Inc.*	2,509	1,988,006
TJX Cos., Inc. (The)	7,116	582,516
Tractor Supply Co.	3,992	910,136

		5,511,512

Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	119,394	17,227,360

Textiles, Apparel & Luxury Goods 3.8%
Deckers Outdoor Corp.*	1,366	583,938
Lululemon Athletica, Inc.*	1,876	575,707
LVMH Moet Hennessy Louis Vuitton SE (France)	8,882	7,753,768

		8,913,413

TOTAL COMMON STOCKS (cost $152,716,795)		231,852,675

PREFERRED STOCK 0.4%

Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $889,274)	8,608	1,023,480

TOTAL LONG-TERM INVESTMENTS (cost $153,606,069)		232,876,155

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    13

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUND 4.5%
PGIM Institutional Money Market Fund (cost $10,524,474; includes $ 10,473,881 of cash collateral for securities on loan)(b)(we)	10,532,581	$10,530,474

UNAFFILIATED FUND 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $537,673)	537,673	537,673

TOTAL SHORT-TERM INVESTMENTS (cost $11,062,147)		11,068,147

TOTAL INVESTMENTS 103.4% (cost $164,668,216)		243,944,302
Liabilities in excess of other assets (3.4)%		(8,051,479)

NET ASSETS 100.0%		$235,892,823

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,366,798; cash collateral of $10,473,881 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$587,414	$—	$—
Air Freight & Logistics	3,306,911	—	—
Automobiles	9,037,407	—	—
Beverages	2,445,757	—	—
Biotechnology	4,297,847	—	—
Capital Markets	4,845,473	—	—
Chemicals	3,260,463	—	—
Commercial Services & Supplies	590,914	—	—
Consumer Finance	1,858,806	—	—
Electronic Equipment, Instruments & Components	3,444,328	—	—
Energy Equipment & Services	4,162,446	—	—
Entertainment	3,094,508	—	—
Equity Real Estate Investment Trusts (REITs)	1,763,310	—	—
Food & Staples Retailing	4,446,279	—	—
Food Products	2,374,951	—	—
Health Care Equipment & Supplies	606,665	—	—
Health Care Providers & Services	10,194,231	—	—
Hotels, Restaurants & Leisure	7,861,611	—	—
Household Durables	1,407,176	—	—
Insurance	592,420	—	—
Interactive Media & Services	14,667,527	—	—
Internet & Direct Marketing Retail	13,376,232	—	—
IT Services	21,773,927	2,420,563	—
Life Sciences Tools & Services	6,421,271	—	—
Machinery	1,145,486	—	—
Media	568,955	—	—
Oil, Gas & Consumable Fuels	564,860	—	—
Personal Products	1,510,957	—	—
Pharmaceuticals	12,506,719	—	—
Real Estate Management & Development	1,935,604	—	—
Road & Rail	1,181,973	—	—
Semiconductors & Semiconductor Equipment	25,541,016	—	—
Software	26,406,383	—	—
Specialty Retail	5,511,512	—	—
Technology Hardware, Storage & Peripherals	17,227,360	—	—
Textiles, Apparel & Luxury Goods	1,159,645	7,753,768	—
Preferred Stock
Automobiles	—	1,023,480	—
Short-Term Investments
Affiliated Mutual Fund	10,530,474	—	—
Unaffiliated Fund	537,673	—	—

Total	$232,746,491	$11,197,811	$—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    15

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Software	11.2%
Semiconductors & Semiconductor Equipment	10.8
IT Services	10.3
Technology Hardware, Storage & Peripherals	7.3
Interactive Media & Services	6.2
Internet & Direct Marketing Retail	5.7
Pharmaceuticals	5.3
Affiliated Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	4.5
Health Care Providers & Services	4.3
Automobiles	4.2
Textiles, Apparel & Luxury Goods	3.8
Hotels, Restaurants & Leisure	3.3
Life Sciences Tools & Services	2.7
Specialty Retail	2.3
Capital Markets	2.1
Food & Staples Retailing	1.9
Biotechnology	1.8
Energy Equipment & Services	1.8
Electronic Equipment, Instruments & Components	1.5
Air Freight & Logistics	1.4
Chemicals	1.4

Entertainment	1.3%
Beverages	1.0
Food Products	1.0
Real Estate Management & Development	0.8
Consumer Finance	0.8
Equity Real Estate Investment Trusts (REITs)	0.7
Personal Products	0.6
Household Durables	0.6
Road & Rail	0.5
Machinery	0.5
Health Care Equipment & Supplies	0.3
Insurance	0.3
Commercial Services & Supplies	0.3
Aerospace & Defense	0.3
Media	0.2
Oil, Gas & Consumable Fuels	0.2
Unaffiliated Fund	0.2

103.4
Liabilities in excess of other assets	(3.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

  Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,366,798	$(10,366,798)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities   (unaudited)

as of January 31, 2023

Assets
Investments at value, including securities on loan of $10,366,798:
Unaffiliated investments (cost $154,143,742)	$233,413,828
Affiliated investments (cost $10,524,474)	10,530,474
Receivable for investments sold	27,702,398
Receivable for Fund shares sold	231,413
Dividends receivable	59,152
Tax reclaim receivable	14,070
Prepaid expenses and other assets	3,542

Total Assets	271,954,877

Liabilities
Payable for investments purchased	24,974,392
Payable to broker for collateral for securities on loan	10,473,881
Payable for Fund shares purchased	248,795
Accrued expenses and other liabilities	136,901
Management fee payable	131,490
Distribution fee payable	48,748
Affiliated transfer agent fee payable	47,089
Trustees’ fees payable	758

Total Liabilities	36,062,054

Net Assets	$235,892,823

Net assets were comprised of:
Shares of beneficial interest, at par	$19,314
Paid-in capital in excess of par	180,536,442
Total distributable earnings (loss)	55,337,067

Net assets, January 31, 2023	$235,892,823

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    17

Schedule of Assets and Liabilities   (unaudited)

as of January 31, 2023

Class A

Net asset value and redemption price per share, ($226,620,987 ÷ 18,409,098 shares of beneficial interest issued and outstanding)	$12.31
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.03

Class C

Net asset value, offering price and redemption price per share, ($4,089,232 ÷ 488,311 shares of beneficial interest issued and outstanding)	$8.37

Class Z

Net asset value, offering price and redemption price per share, ($4,578,181 ÷ 367,873 shares of beneficial interest issued and outstanding)	$12.45

Class R6

Net asset value, offering price and redemption price per share, ($604,423 ÷ 48,563 shares of beneficial interest issued and outstanding)	$12.45

See Notes to Financial Statements.

18

Statement of Operations   (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $10,494 foreign withholding tax)	$994,708
Income from securities lending, net (including affiliated income of $11,243)	12,206

Total income	1,006,914

Expenses
Management fee	823,333
Distribution fee(a)	358,927
Transfer agent’s fees and expenses (including affiliated expense of $112,479)(a)	209,566
Custodian and accounting fees	26,906
Registration fees(a)	20,612
Shareholders’ reports	16,282
Audit fee	11,998
Professional fees	10,895
Trustees’ fees	6,666
Miscellaneous	10,613

Total expenses	1,495,798

Less: Fee waiver and/or expense reimbursement(a)	(5,130)
Distribution fee waiver(a)	(56,375)

Net expenses	1,434,293

Net investment income (loss)	(427,379)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $3,875)	(3,863,061)
Foreign currency transactions	(328)

(3,863,389)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,439)	(7,559,628)
Foreign currencies	1,592

(7,558,036)

Net gain (loss) on investment and foreign currency transactions	(11,421,425)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,848,804)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	338,250	20,677	—	—
Transfer agent’s fees and expenses	198,001	7,257	4,177	131
Registration fees	8,587	4,773	3,865	3,387
Fee waiver and/or expense reimbursement	—	—	(2,385)	(2,745)
Distribution fee waiver	(56,375)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    19

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(427,379)	$(1,794,460)
Net realized gain (loss) on investment and foreign currency transactions	(3,863,389)	(3,349,362)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,558,036)	(55,803,934)

Net increase (decrease) in net assets resulting from operations	(11,848,804)	(60,947,756)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(68,141,217)
Class C	—	(2,039,987)
Class Z	—	(1,926,858)
Class R6	—	(125,175)

	—	(72,233,237)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,092,969	8,664,267
Net asset value of shares issued in reinvestment of dividends	—	71,514,532
Cost of shares purchased	(15,202,253)	(42,322,123)

Net increase (decrease) in net assets from Fund share transactions	(12,109,284)	37,856,676

Total increase (decrease)	(23,958,088)	(95,324,317)

Net Assets:

Beginning of period	259,850,911	355,175,228

End of period	$235,892,823	$259,850,911

See Notes to Financial Statements.

20

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.87		$19.58	$16.92	$13.39	$13.79	$12.79
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.09)	(0.08)	(0.06)	(0.02)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.54)		(2.57)	5.58	4.14	0.80	2.35
Total from investment operations	(0.56)		(2.66)	5.50	4.08	0.78	2.38
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.01)	(0.02)
Distributions from net realized gains	-		(4.05)	(2.84)	(0.55)	(1.17)	(1.36)
Total dividends and distributions	-		(4.05)	(2.84)	(0.55)	(1.18)	(1.38)
Net asset value, end of period	$12.31		$12.87	$19.58	$16.92	$13.39	$13.79
Total Return(b):	(4.35)%		(18.23)%	35.95%	31.47%	6.93%	19.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$226,621		$248,177	$337,246	$274,044	$229,202	$197,689
Average net assets (000)	$223,662		$298,732	$303,103	$231,363	$199,190	$190,178
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.15%	1.16%	1.22%	1.23%	1.20%
Expenses before waivers and/or expense reimbursement	1.25	%(d)	1.20%	1.21%	1.27%	1.28%	1.25%
Net investment income (loss)	(0.35	)%(d)	(0.56)%	(0.48)%	(0.40)%	(0.18)%	0.24%
Portfolio turnover rate(e)	76%		148%	153%	149%	125%	185%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    21

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.80		$14.73	$13.46	$10.84	$11.49	$10.93
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.18)	(0.18)	(0.14)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)		(1.70)	4.29	3.31	0.62	1.98
Total from investment operations	(0.43)		(1.88)	4.11	3.17	0.52	1.92
Less Dividends and Distributions:
Distributions from net realized gains	-		(4.05)	(2.84)	(0.55)	(1.17)	(1.36)
Net asset value, end of period	$8.37		$8.80	$14.73	$13.46	$10.84	$11.49
Total Return(b):	(4.89)%		(19.09)%	34.72%	30.34%	5.95%	18.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,089		$4,492	$8,266	$9,768	$8,698	$48,373
Average net assets (000)	$4,102		$6,338	$9,112	$8,502	$34,180	$50,985
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.35	%(d)	2.16%	2.03%	2.04%	2.01%	1.92%
Expenses before waivers and/or expense reimbursement	2.35	%(d)	2.16%	2.03%	2.04%	2.01%	1.92%
Net investment income (loss)	(1.50	)%(d)	(1.57)%	(1.34)%	(1.22)%	(0.91)%	(0.49)%
Portfolio turnover rate(e)	76%		148%	153%	149%	125%	185%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,				September 27, 2017(a) through July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.99		$19.71	$16.98	$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.06)	(0.05)	(0.03)	0.01	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		(2.61)	5.62	4.15	0.80	2.29
Total from investment operations	(0.54)		(2.67)	5.57	4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.04)	(0.02)
Distributions from net realized gains	-		(4.05)	(2.84)	(0.55)	(1.17)	(1.36)
Total dividends and distributions	-		(4.05)	(2.84)	(0.55)	(1.21)	(1.38)
Net asset value, end of period	$12.45		$12.99	$19.71	$16.98	$13.41	$13.81
Total Return(c):	(4.16)%		(18.16)%	36.27%	31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,578		$6,305	$9,295	$6,313	$5,270	$1,628
Average net assets (000)	$4,889		$8,098	$7,439	$4,915	$4,485	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	0.96%	0.95%	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	1.10	%(e)	0.96%	0.95%	1.14%	1.15%	5.77	%(e)
Net investment income (loss)	(0.13	)%(e)	(0.36)%	(0.28)%	(0.18)%	0.05%	0.70	%(e)
Portfolio turnover rate(f)	76%		148%	153%	149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    23

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				September 27, 2017(a) through July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.99		$19.71	$16.98	$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.05)	(0.08)	(0.03)	0.01	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		(2.61)	5.64	4.15	0.82	2.33
Total from investment operations	(0.54)		(2.66)	5.56	4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.04)	(0.02)
Distributions from net realized gains	-		(4.05)	(2.84)	(0.55)	(1.17)	(1.36)
Total dividends and distributions	-		(4.05)	(2.84)	(0.55)	(1.21)	(1.38)
Net asset value, end of period	$12.45		$12.99	$19.70	$16.98	$13.41	$13.81
Total Return(c):	(4.16)%		(18.12)%	36.19%	31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$604		$876	$368	$78	$54	$12
Average net assets (000)	$668		$664	$75	$61	$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	0.96%	0.95%	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	1.82	%(e)	1.81%	11.34%	23.28%	77.09%	382.30	%(e)
Net investment income (loss)	(0.16	)%(e)	(0.34)%	(0.40)%	(0.19)%	(0.10)%	0.36	%(e)
Portfolio turnover rate(f)	76%		148%	153%	149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Diversified Growth Fund    25

Notes to Financial Statements   (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

26

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the

PGIM Jennison Diversified Growth Fund    27

Notes to Financial Statements   (unaudited) (continued)

collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers,

28

shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Diversified Growth Fund    29

Notes to Financial Statements   (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% on first $500 million of average daily net assets;	0.70%

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets

The Manager has contractually agreed, through November 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

Z	1.00

R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

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contractually agreed through November 30, 2023 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended January 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$23,132	$—

C	—	9

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2023, no 17a-7 transactions were entered into by the Fund.

PGIM Jennison Diversified Growth Fund    31

Notes to Financial Statements   (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$175,812,264	$189,083,224

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)

$14,102,068	$96,422,685	$100,003,593	$5,439	$3,875	$10,530,474	10,532,581	$11,243(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$166,719,346	$80,627,416	$(3,402,460)	$77,224,956

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $17,597,000 as having been incurred in the following fiscal year (July 31, 2023).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

32

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	1,451	3.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	20.8

PGIM Jennison Diversified Growth Fund    33

Notes to Financial Statements   (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2023:

Shares sold	200,153	$2,356,780

Shares purchased	(1,069,371)	(12,571,162)

Net increase (decrease) in shares outstanding before conversion	(869,218)	(10,214,382)

Shares issued upon conversion from other share class(es)	18,135	215,849

Shares purchased upon conversion into other share class(es)	(29,286)	(353,875)

Net increase (decrease) in shares outstanding	(880,369)	$(10,352,408)

Year ended July 31, 2022:

Shares sold	419,157	$6,495,480

Shares issued in reinvestment of dividends and distributions	4,069,863	67,478,335

Shares purchased	(2,212,530)	(33,978,263)

Net increase (decrease) in shares outstanding before conversion	2,276,490	39,995,552

Shares issued upon conversion from other share class(es)	60,100	1,012,457

Shares purchased upon conversion into other share class(es)	(269,500)	(3,843,955)

Net increase (decrease) in shares outstanding	2,067,090	$37,164,054

Class C
Six months ended January 31, 2023:

Shares sold	72,521	$588,552

Shares purchased	(66,818)	(528,121)

Net increase (decrease) in shares outstanding before conversion	5,703	60,431

Shares purchased upon conversion into other share class(es)	(27,687)	(224,392)

Net increase (decrease) in shares outstanding	(21,984)	$(163,961)

Year ended July 31, 2022:

Shares sold	53,481	$544,671

Shares issued in reinvestment of dividends and distributions	178,313	2,036,336

Shares purchased	(190,070)	(2,026,005)

Net increase (decrease) in shares outstanding before conversion	41,724	555,002

Shares purchased upon conversion into other share class(es)	(92,524)	(1,107,397)

Net increase (decrease) in shares outstanding	(50,800)	$(552,395)

34

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2023:

Shares sold	4,951	$58,504

Shares purchased	(147,386)	(1,720,579)

Net increase (decrease) in shares outstanding before conversion	(142,435)	(1,662,075)

Shares issued upon conversion from other share class(es)	26,529	319,461

Shares purchased upon conversion into other share class(es)	(1,472)	(17,821)

Net increase (decrease) in shares outstanding	(117,378)	$(1,360,435)

Year ended July 31, 2022:

Shares sold	40,113	$706,162

Shares issued in reinvestment of dividends and distributions	112,055	1,874,686

Shares purchased	(405,451)	(5,975,403)

Net increase (decrease) in shares outstanding before conversion	(253,283)	(3,394,555)

Shares issued upon conversion from other share class(es)	266,864	3,834,685

Net increase (decrease) in shares outstanding	13,581	$440,130

Class R6
Six months ended January 31, 2023:

Shares sold	7,430	$89,133

Shares purchased	(30,947)	(382,391)

Net increase (decrease) in shares outstanding before conversion	(23,517)	(293,258)

Shares issued upon conversion from other share class(es)	4,652	60,778

Net increase (decrease) in shares outstanding	(18,865)	$(232,480)

Year ended July 31, 2022:

Shares sold	59,857	$917,954

Shares issued in reinvestment of dividends and distributions	7,482	125,175

Shares purchased	(25,105)	(342,452)

Net increase (decrease) in shares outstanding before conversion	42,234	700,677

Shares issued upon conversion from other share class(es)	6,519	104,210

Net increase (decrease) in shares outstanding	48,753	$804,887

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022

Total Commitment	$1,200,000,000	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

PGIM Jennison Diversified Growth Fund    35

Notes to Financial Statements   (unaudited) (continued)

	Current SCA	Prior SCA

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

36

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

PGIM Jennison Diversified Growth Fund    37

Notes to Financial Statements   (unaudited) (continued)

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

38

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

PGIM Jennison Diversified Growth Fund    39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	TBDAX	TBDCX	TBDZX	TBDQX

CUSIP	74440V104	74440V302	74440V690	74440V716

MF503E2

PGIM JENNISON RISING DIVIDEND FUND

 SEMIANNUAL REPORT

 JANUARY 31, 2023

 To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

March 15, 2023

PGIM Jennison Rising Dividend Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225 1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-2.42	-11.93	6.83	8.31 (03/05/2014)

Class C	-2.73	-8.41	7.25	8.21 (03/05/2014)

Class Z	-2.33	-6.64	8.29	9.27 (03/05/2014)

Class R6	-2.18	-6.53	8.34	9.80 (09/27/2017)

S&P 500 Index

	-0.43	-8.21	9.54	—

Average Annual Total Returns as of 1/31/23 Since Inception (%)

			Class A, Class C, Class Z (03/05/2014)	Class R6 (09/27/2017)

S&P 500 Index			11.29	11.39

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Rising Dividend Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Eli Lilly & Co.	Pharmaceuticals	4.0%

PepsiCo, Inc.	Beverages	3.6%

Hershey Co. (The)	Food Products	3.6%

Bristol-Myers Squibb Co.	Pharmaceuticals	3.6%

Northrop Grumman Corp.	Aerospace & Defense	3.4%

Dollar General Corp.	Multiline Retail	3.3%

UnitedHealth Group, Inc.	Health Care Providers & Services	3.2%

AT&T, Inc.	Diversified Telecommunication Services	3.2%

Lamb Weston Holdings, Inc.	Food Products	3.1%

Activision Blizzard, Inc.	Entertainment	3.1%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Rising Dividend Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 975.80	1.24%	$ 6.18

	Hypothetical	$1,000.00	$1,018.95	1.24%	$ 6.31

Class C	Actual	$1,000.00	$ 972.70	1.99%	$ 9.89

	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Z	Actual	$1,000.00	$ 976.70	0.99%	$ 4.93

	Hypothetical	$1,000.00	$1,020.21	0.99%	$ 5.04

Class R6	Actual	$1,000.00	$ 978.20	0.86%	$ 4.29

	Hypothetical	$1,000.00	$1,020.87	0.86%	$ 4.38

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 96.6%

COMMON STOCKS

Aerospace & Defense 5.4%

Lockheed Martin Corp.	8,997	$4,167,950

Northrop Grumman Corp.	15,781	7,070,519

		11,238,469

Banks 4.0%

Bank of America Corp.	45,879	1,627,787

JPMorgan Chase & Co.	32,168	4,502,233

PNC Financial Services Group, Inc. (The)	13,589	2,248,028

		8,378,048

Beverages 5.5%

Diageo PLC (United Kingdom), ADR(a)	14,644	2,589,791

Keurig Dr. Pepper, Inc.	36,297	1,280,558

PepsiCo, Inc.	43,921	7,511,370

		11,381,719

Biotechnology 2.7%

AbbVie, Inc.	38,486	5,686,307

Capital Markets 1.0%

Goldman Sachs Group, Inc. (The)	5,873	2,148,402

Chemicals 0.4%

CF Industries Holdings, Inc.	9,688	820,574

Commercial Services & Supplies 1.0%

Republic Services, Inc.	16,585	2,070,140

Communications Equipment 2.5%

Cisco Systems, Inc.	107,469	5,230,516

Diversified Consumer Services 1.4%

Service Corp. International	38,239	2,835,422

Diversified Telecommunication Services 3.2%

AT&T, Inc.	329,768	6,717,374

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 3.1%

American Electric Power Co., Inc.	23,463	$2,204,584

Constellation Energy Corp.	50,901	4,344,909

		6,549,493

Entertainment 3.1%

Activision Blizzard, Inc.	84,723	6,487,240

Equity Real Estate Investment Trusts (REITs) 4.3%

Alexandria Real Estate Equities, Inc.	21,111	3,393,382

AvalonBay Communities, Inc.	6,216	1,102,967

SBA Communications Corp.	14,663	4,362,683

		8,859,032

Food & Staples Retailing 3.0%

Sysco Corp.	11,088	858,876

Walmart, Inc.	37,793	5,437,279

		6,296,155

Food Products 6.7%

Hershey Co. (The)	33,204	7,457,619

Lamb Weston Holdings, Inc.	65,081	6,500,941

		13,958,560

Health Care Equipment & Supplies 0.6%

Abbott Laboratories	12,193	1,347,936

Health Care Providers & Services 3.2%

UnitedHealth Group, Inc.	13,545	6,761,529

Hotels, Restaurants & Leisure 2.5%

McDonald’s Corp.	19,482	5,209,487

Insurance 3.6%

Chubb Ltd.	18,960	4,313,211

Marsh & McLennan Cos., Inc.	18,142	3,173,217

		7,486,428

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 4.3%

International Business Machines Corp.	35,212	$4,744,113

Mastercard, Inc. (Class A Stock)	11,087	4,108,842

		8,852,955

Machinery 3.7%

Deere & Co.	7,653	3,235,995

Parker-Hannifin Corp.	13,624	4,441,424

		7,677,419

Metals & Mining 2.1%

Barrick Gold Corp. (Canada)	220,848	4,317,578

Multiline Retail 3.3%

Dollar General Corp.	29,740	6,947,264

Multi-Utilities 3.5%

CenterPoint Energy, Inc.	162,362	4,890,343

CMS Energy Corp.	36,931	2,333,670

		7,224,013

Oil, Gas & Consumable Fuels 7.7%

Cheniere Energy, Inc.	6,913	1,056,237

Chevron Corp.	11,459	1,994,095

ConocoPhillips	19,263	2,347,582

Exxon Mobil Corp.	53,054	6,154,794

Hess Corp.	16,119	2,420,429

Pioneer Natural Resources Co.	3,694	850,913

Valero Energy Corp.	8,718	1,220,782

		16,044,832

Personal Products 1.5%

Estee Lauder Cos., Inc. (The) (Class A Stock)	11,385	3,154,556

Pharmaceuticals 10.4%

AstraZeneca PLC (United Kingdom), ADR	89,366	5,841,855

Bristol-Myers Squibb Co.	102,066	7,415,095

Eli Lilly & Co.	24,346	8,378,676

		21,635,626

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 2.0%
TFI International, Inc. (Canada)	23,064	$2,567,023
Union Pacific Corp.	8,089	1,651,693

		4,218,716

Software 0.3%
Microsoft Corp.	2,580	639,350

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	8,312	1,199,338

TOTAL LONG-TERM INVESTMENTS (cost $189,583,074)		201,374,478

SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MUTUAL FUND 1.0%
PGIM Institutional Money Market Fund (cost $1,964,657; includes $1,939,132 of cash collateral for securities on loan)(b)(we)	1,965,637	1,965,243

UNAFFILIATED FUND 3.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,516,071)	6,516,071	6,516,071

TOTAL SHORT-TERM INVESTMENTS (cost $8,480,728)		8,481,314

TOTAL INVESTMENTS 100.7% (cost $198,063,802)		209,855,792
Liabilities in excess of other assets (0.7)%		(1,521,518)

NET ASSETS 100.0%		$208,334,274

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,963,035; cash collateral of $1,939,132 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,238,469	$—	$—
Banks	8,378,048	—	—
Beverages	11,381,719	—	—
Biotechnology	5,686,307	—	—
Capital Markets	2,148,402	—	—
Chemicals	820,574	—	—
Commercial Services & Supplies	2,070,140	—	—
Communications Equipment	5,230,516	—	—
Diversified Consumer Services	2,835,422	—	—
Diversified Telecommunication Services	6,717,374	—	—
Electric Utilities	6,549,493	—	—
Entertainment	6,487,240	—	—
Equity Real Estate Investment Trusts (REITs)	8,859,032	—	—
Food & Staples Retailing	6,296,155	—	—
Food Products	13,958,560	—	—
Health Care Equipment & Supplies	1,347,936	—	—
Health Care Providers & Services	6,761,529	—	—
Hotels, Restaurants & Leisure	5,209,487	—	—
Insurance	7,486,428	—	—
IT Services	8,852,955	—	—
Machinery	7,677,419	—	—
Metals & Mining	4,317,578	—	—
Multiline Retail	6,947,264	—	—
Multi-Utilities	7,224,013	—	—
Oil, Gas & Consumable Fuels	16,044,832	—	—
Personal Products	3,154,556	—	—
Pharmaceuticals	21,635,626	—	—
Road & Rail	4,218,716	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    13

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Software	$639,350	$—	$—
Technology Hardware, Storage & Peripherals.	1,199,338	—	—
Short-Term Investments
Affiliated Mutual Fund	1,965,243	—	—
Unaffiliated Fund	6,516,071	—	—

Total	$209,855,792	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Pharmaceuticals	10.4%
Oil, Gas & Consumable Fuels	7.7
Food Products	6.7
Beverages	5.5
Aerospace & Defense	5.4
Equity Real Estate Investment Trusts (REITs)	4.3
IT Services	4.3
Banks	4.0
Machinery	3.7
Insurance	3.6
Multi-Utilities	3.5
Multiline Retail	3.3
Health Care Providers & Services	3.2
Diversified Telecommunication Services	3.2
Electric Utilities	3.1
Entertainment	3.1
Unaffiliated Fund	3.1
Food & Staples Retailing	3.0
Biotechnology	2.7
Communications Equipment	2.5

Hotels, Restaurants & Leisure	2.5%
Metals & Mining	2.1
Road & Rail	2.0
Personal Products	1.5
Diversified Consumer Services	1.4
Capital Markets	1.0
Commercial Services & Supplies	1.0
Affiliated Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	1.0
Health Care Equipment & Supplies	0.6
Technology Hardware, Storage & Peripherals	0.6
Chemicals	0.4
Software	0.3

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount

Securities on Loan	$1,963,035	$(1,939,132)	$23,903

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    15

Statement of Assets and Liabilities (unaudited)

as of January 31, 2023

Assets

Investments at value, including securities on loan of $1,963,035:
Unaffiliated investments (cost $196,099,145)	$207,890,549
Affiliated investments (cost $1,964,657)	1,965,243
Receivable for investments sold	1,652,510
Receivable for Fund shares sold	714,560
Dividends receivable	289,416
Tax reclaim receivable	14,915
Prepaid expenses and other assets	2,986

Total Assets	212,530,179

Liabilities
Payable to broker for collateral for securities on loan	1,939,132
Payable for investments purchased	1,729,167
Payable for Fund shares purchased	294,376
Management fee payable	120,845
Accrued expenses and other liabilities	98,790
Distribution fee payable	10,050
Affiliated transfer agent fee payable	3,372
Trustees’ fees payable	173

Total Liabilities	4,195,905

Net Assets	$208,334,274

Net assets were comprised of:
Shares of beneficial interest, at par	$13,318
Paid-in capital in excess of par	205,020,170
Total distributable earnings (loss)	3,300,786

Net assets, January 31, 2023	$208,334,274

See Notes to Financial Statements.

Class A

Net asset value, offering price and redemption price per share, ($26,849,850 ÷ 1,716,219 shares of beneficial interest issued and outstanding)	$15.64
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.55

Class C

Net asset value, offering price and redemption price per share, ($5,186,771 ÷ 334,433 shares of beneficial interest issued and outstanding)	$15.51

Class Z

Net asset value, offering price and redemption price per share, ($15,465,948 ÷ 988,237 shares of beneficial interest issued and outstanding)	$15.65

Class R6

Net asset value, offering price and redemption price per share, ($160,831,705 ÷ 10,278,621 shares of beneficial interest issued and outstanding)	$15.65

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    17

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $20,712 foreign withholding tax)	$2,245,690
Income from securities lending, net (including affiliated income of $4,063)	4,176

Total income	2,249,866

Expenses
Management fee	748,240
Distribution fee(a)	58,249
Transfer agent’s fees and expenses (including affiliated expense of $9,069)(a)	75,790
Registration fees(a)	31,596
Custodian and accounting fees	25,429
Audit fee	11,998
Professional fees	10,373
Shareholders’ reports	8,226
Trustees’ fees	5,936
SEC registration fees	4,857
Miscellaneous	9,592

Total expenses	990,286
Less: Fee waiver and/or expense reimbursement(a)	(51,534)
Distribution fee waiver(a)	(5,979)

Net expenses	932,773

Net investment income (loss)	1,317,093

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(460))	(7,652,724)
Foreign currency transactions	(2,263)

(7,654,987)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $586)	2,097,771
Foreign currencies	(279)

2,097,492

Net gain (loss) on investment and foreign currency transactions	(5,557,495)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,240,402)

(a)    Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	35,873	22,376	—	—
Transfer agent’s fees and expenses	12,984	3,175	59,580	51
Registration fees	10,069	5,975	12,337	3,215
Fee waiver and/or expense reimbursement	(6,805)	(6,109)	(38,620)	—
Distribution fee waiver	(5,979)	—	—	—

See Notes to Financial Statements.

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,317,093	$600,264
Net realized gain (loss) on investment and foreign currency transactions	(7,654,987)	(751,075)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,097,492	938,071

Net increase (decrease) in net assets resulting from operations	(4,240,402)	787,260

Dividends and Distributions
Distributions from distributable earnings
Class A	(133,531)	(1,281,153)
Class C	(6,118)	(176,578)
Class Z	(85,079)	(1,557,517)
Class R6	(1,118,717)	(1,457)

	(1,343,445)	(3,016,705)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	213,402,697	170,973,991
Net asset value of shares issued in reinvestment of dividends and distributions	1,317,527	3,009,232
Cost of shares purchased	(182,913,948)	(21,182,936)

Net increase (decrease) in net assets from Fund share transactions	31,806,276	152,800,287

Total increase (decrease)	26,222,429	150,570,842

Net Assets:

Beginning of period	182,111,845	31,541,003

End of period	$208,334,274	$182,111,845

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2023
			Year Ended July 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.12		$18.00		$13.86	$13.54	$13.80	$12.50
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.12		0.07	0.11	0.13	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.48)		(0.53	)(b)	4.72	0.73	0.75	1.39
Total from investment operations	(0.39)		(0.41)		4.79	0.84	0.88	1.48
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.11)		(0.07)	(0.08)	(0.13)	(0.09)
Distributions from net realized gains	-		(1.36)		(0.58)	(0.44)	(1.01)	(0.09)
Total dividends and distributions	(0.09)		(1.47)		(0.65)	(0.52)	(1.14)	(0.18)
Net asset value, end of period	$15.64		$16.12		$18.00	$13.86	$13.54	$13.80
Total Return(c):	(2.42)%		(2.69)%		35.44%	6.24%	8.27%	11.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,850		$22,003		$13,908	$7,269	$5,391	$4,459
Average net assets (000)	$23,720		$17,151		$10,058	$6,608	$4,729	$4,078
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24	%(e)	1.24%		1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.35	%(e)	1.63%		1.87%	2.22%	2.60%	2.55%
Net investment income (loss)	1.08	%(e)	0.71%		0.46%	0.85%	0.98%	0.67%
Portfolio turnover rate(f)	45%		99%		86%	106%	100%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended January 31, 2023				Year Ended July 31,
			2022		2021		2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.97		$17.88		$13.81		$13.51		$13.80	$12.50
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.01	)(b)	(0.04	)(b)	0.02		0.04	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.47)		(0.53	)(c)	4.69		0.72		0.73	1.40
Total from investment operations	(0.44)		(0.54)		4.65		0.74		0.77	1.39
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.01)		(-	)(d)	(-	)(d)	(0.05)	(-	)(d)
Distributions from net realized gains	-		(1.36)		(0.58)		(0.44)		(1.01)	(0.09)
Total dividends and distributions	(0.02)		(1.37)		(0.58)		(0.44)		(1.06)	(0.09)
Net asset value, end of period	$15.51		$15.97		$17.88		$13.81		$13.51	$13.80
Total Return(e):	(2.73)%		(3.46)%		34.45%		5.45%		7.40%	11.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,187		$4,001		$2,252		$1,498		$1,852	$1,831
Average net assets (000)	$4,439		$2,803		$1,735		$1,711		$1,865	$1,703
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.99	%(g)	1.99%		1.99%		1.99%		1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.26	%(g)	2.66%		2.97%		3.55%		3.64%	3.65%
Net investment income (loss)	0.32	%(g)	(0.05)%		(0.27)%		0.13%		0.28%	(0.07)%
Portfolio turnover rate(h)	45%		99%		86%		106%		100%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    21

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31, 2023				Year Ended July 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.13		$18.01		$13.87	$13.56	$13.82	$12.52
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.18		0.12	0.14	0.16	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.54)		(0.55	)(b)	4.71	0.72	0.75	1.40
Total from investment operations	(0.38)		(0.37)		4.83	0.86	0.91	1.52
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.15)		(0.11)	(0.11)	(0.16)	(0.13)
Distributions from net realized gains	-		(1.36)		(0.58)	(0.44)	(1.01)	(0.09)
Total dividends and distributions	(0.10)		(1.51)		(0.69)	(0.55)	(1.17)	(0.22)
Net asset value, end of period	$15.65		$16.13		$18.01	$13.87	$13.56	$13.82
Total Return(c):	(2.33)%		(2.46)%		35.74%	6.46%	8.54%	12.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,466		$156,090		$15,364	$18,828	$9,122	$8,369
Average net assets (000)	$48,232		$44,393		$13,377	$12,973	$8,216	$8,066
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%		0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.15	%(e)	1.19%		1.58%	1.70%	2.02%	1.98%
Net investment income (loss)	2.02	%(e)	1.08%		0.77%	1.06%	1.25%	0.94%
Portfolio turnover rate(f)	45%		99%		86%	106%	100%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,					September 27, 2017(a) through July 31, 2018
			2022		2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.12		$18.01		$13.87	$13.55	$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17		0.12	0.15	0.16	0.10
Net realized and unrealized gain
(loss) on investment transactions	(0.44)		(0.55	)(c)	4.71	0.72	0.75	1.18
Total from investment operations	(0.35)		(0.38)		4.83	0.87	0.91	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.15)		(0.11)	(0.11)	(0.16)	(0.10)
Distributions from net realized gains	-		(1.36)		(0.58)	(0.44)	(1.01)	(0.09)
Total dividends and distributions	(0.12)		(1.51)		(0.69)	(0.55)	(1.17)	(0.19)
Net asset value, end of period	$15.65		$16.12		$18.01	$13.87	$13.55	$13.81
Total Return(d):	(2.18)%		(2.49	)%35.74%		6.54%	8.55%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$160,832		$17		$17	$13	$12	$11
Average net assets (000)	$115,129		$17		$15	$12	$11	$11
Ratios to average net assets(e):
Expenses after waivers and/or
expense reimbursement	0.86	%(f)	0.99%		0.99%	0.99%	0.99%	0.99	%(f)
Expenses before waivers and/or
expense reimbursement	0.86	%(f)	37.99%		48.96%	123.09%	119.91%	307.60	%(f)
Net investment income (loss)	1.19	%(f)	0.97%		0.73%	1.10%	1.25%	0.88	%(f)
Portfolio turnover rate(g)	45%		99%		86%	106%	100%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    23

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Jennison Rising Dividend Fund    25

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Jennison Rising Dividend Fund    27

Notes to Financial Statements (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.775% of average daily net assets up to $1 billion;	0.775%

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.755% of average daily net assets from $1 billion to $3 billion;
0.735% of average daily net assets from $3 billion to $5 billion;
0.715% of average daily net assets from $5 billion to $10 billion;
0.705% of average daily net assets over $10 billion

The Manager has contractually agreed, through November 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.24%
C	1.99
Z	0.99
R6	0.99

The RIC, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

PGIM Jennison Rising Dividend Fund    29

Notes to Financial Statements (unaudited) (continued)

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended January 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$48,270	$ —
C	—	1,634

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$117,864,858	$81,679,512

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$1,309,044	$81,812,579	$81,156,506	$586	$(460)	$1,965,243	1,965,637	$4,063(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$199,065,444	$14,019,847	$(3,229,499)	$10,790,348

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $1,000 as having been incurred in the following fiscal year (July 31, 2023).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

PGIM Jennison Rising Dividend Fund    31

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,053	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	2	89.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2023:
Shares sold	457,106	$7,141,533
Shares issued in reinvestment of dividends and distributions	8,556	132,561
Shares purchased	(126,284)	(1,962,680)
Net increase (decrease) in shares outstanding before conversion	339,378	5,311,414
Shares issued upon conversion from other share class(es)	13,049	204,507
Shares purchased upon conversion into other share class(es)	(1,512)	(23,710)
Net increase (decrease) in shares outstanding	350,915	$5,492,211

Year ended July 31, 2022:
Shares sold	667,715	$11,322,372
Shares issued in reinvestment of dividends and distributions	75,002	1,273,949
Shares purchased	(155,662)	(2,697,811)
Net increase (decrease) in shares outstanding before conversion	587,055	9,898,510
Shares issued upon conversion from other share class(es)	8,885	153,847
Shares purchased upon conversion into other share class(es)	(3,355)	(58,380)
Net increase (decrease) in shares outstanding	592,585	$9,993,977

Class C
Six months ended January 31, 2023:
Shares sold	126,234	$1,955,782
Shares issued in reinvestment of dividends and distributions	397	6,082
Shares purchased	(29,551)	(460,077)
Net increase (decrease) in shares outstanding before conversion	97,080	1,501,787
Shares purchased upon conversion into other share class(es)	(13,168)	(204,507)
Net increase (decrease) in shares outstanding	83,912	$1,297,280

Year ended July 31, 2022:
Shares sold	156,179	$2,589,972
Shares issued in reinvestment of dividends and distributions	10,447	176,578
Shares purchased	(29,909)	(508,608)
Net increase (decrease) in shares outstanding before conversion	136,717	2,257,942
Shares purchased upon conversion into other share class(es)	(12,138)	(204,482)
Net increase (decrease) in shares outstanding	124,579	$2,053,460

Class Z
Six months ended January 31, 2023:
Shares sold	1,190,199	$18,991,418
Shares issued in reinvestment of dividends and distributions	5,492	85,067
Shares purchased	(9,883,947)	(159,040,777)
Net increase (decrease) in shares outstanding before conversion	(8,688,256)	(139,964,292)
Shares issued upon conversion from other share class(es)	1,512	23,710
Net increase (decrease) in shares outstanding	(8,686,744)	$(139,940,582)

PGIM Jennison Rising Dividend Fund    33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	9,833,631	$157,061,647
Shares issued in reinvestment of dividends and distributions	93,114	1,557,248
Shares purchased	(1,111,138)	(17,976,517)
Net increase (decrease) in shares outstanding before conversion	8,815,607	140,642,378
Shares issued upon conversion from other share class(es)	6,506	109,015
Net increase (decrease) in shares outstanding	8,822,113	$140,751,393

Class R6
Six months ended January 31, 2023:
Shares sold	11,587,481	$185,313,964
Shares issued in reinvestment of dividends and distributions	70,595	1,093,817
Shares purchased	(1,380,501)	(21,450,414)
Net increase (decrease) in shares outstanding	10,277,575	$164,957,367

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	86	$1,457
Net increase (decrease) in shares outstanding	86	$1,457

8.	Borrowings

The RIC, on behalf of the Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

PGIM Jennison Rising Dividend Fund    35

Notes to Financial Statements (unaudited) (continued)

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to

PGIM Jennison Rising Dividend Fund    37

Notes to Financial Statements (unaudited) (continued)

result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue
New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX

CUSIP	74440V823	74440V815	74440V799	74440V682

MF220E2

PGIM 60/40 ALLOCATION FUND

SEMIANNUAL REPORT

JANUARY 31, 2023

 To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	-1.15	-8.32	5.46	6.74 (09/13/2017)

Custom Benchmark Index	-1.03	-7.92	6.37	7.44

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM 60/40 Allocation Fund    3

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	60.3%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	39.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM 60/40 Allocation Fund    5

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6 Actual	$1,000.00	$988.50	0.40%	$2.00

Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,136,824	$52,730,012
PGIM Total Return Bond Fund (Class R6)	2,860,344	34,695,973

TOTAL LONG-TERM INVESTMENTS (cost $88,842,196)		87,425,985

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $98,303)	98,303	98,303

TOTAL INVESTMENTS 100.0% (cost $88,940,499)(wd)		87,524,288
Liabilities in excess of other assets (0.0)%		(28,987)

NET ASSETS 100.0%		$87,495,301

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    7

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$87,425,985	$—	$—
Short-Term Investment
Affiliated Mutual Fund	98,303	—	—

Total	$87,524,288	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	60.3%
Total Return Bond	39.6
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

8

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $88,940,499)	$87,524,288
Receivable for investments sold	271,532
Due from Manager	9,779
Prepaid expenses and other assets	934

Total Assets	87,806,533

Liabilities

Payable for investments purchased	262,878
Custodian & accounting fee payable	14,913
Payable for Fund shares purchased	12,975
Audit fees payable	10,336
Accrued expenses and other liabilities	9,407
Trustees’ fees payable	701
Affiliated transfer agent fee payable	22

Total Liabilities	311,232

Net Assets	$87,495,301

Net assets were comprised of:
Shares of beneficial interest, at par	$7,903
Paid-in capital in excess of par	92,050,792
Total distributable earnings (loss)	(4,563,394)

Net assets, January 31, 2023	$87,495,301

Class R6

Net asset value, offering price and redemption price per share, ($87,495,301 ÷ 7,902,793 shares of beneficial interest issued and outstanding)	$11.07

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    9

Statement of Operations   (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Affiliated dividend income	$1,888,570

Expenses
Management fee	8,131
Custodian and accounting fees	22,824
Audit fee	10,334
Professional fees	10,326
Shareholders’ reports	5,873
Trustees’ fees	5,478
Fund data services	3,778
SEC registration fees	529
Transfer agent’s fees and expenses (including affiliated expense of $59)	78
Miscellaneous	3,311

Total expenses	70,662
Less: Fee waiver and/or expense reimbursement	(57,380)

Net expenses	13,282

Net investment income (loss)	1,875,288

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(1,481,351))	(1,481,098)
Net capital gain distributions received on affiliated investments	523,209

(957,889)

Net change in unrealized appreciation (depreciation) on affiliated investments	(1,531,893)

Net gain (loss) on affiliated investment transactions	(2,489,782)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(614,494)

See Notes to Financial Statements.

10

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,875,288	$1,636,269
Net realized gain (loss) on investment transactions	(1,481,098)	(1,672,354)
Net capital gain distributions received	523,209	6,691,501
Net change in unrealized appreciation (depreciation) on investments	(1,531,893)	(12,387,169)

Net increase (decrease) in net assets resulting from operations	(614,494)	(5,731,753)

Dividends and Distributions
Distributions from distributable earnings

Class R6	(4,750,724)	(5,561,442)

Fund share transactions
Net proceeds from shares sold (878,464 and 1,565,348 shares, respectively)	9,724,562	20,559,822
Net asset value of shares issued in reinvestment of dividends and distributions (450,306 and 430,786 shares, respectively)	4,750,724	5,561,442

Cost of shares purchased (368,259 and 699,905 shares, respectively)	(4,149,491)	(9,002,640)

Net increase (decrease) in net assets from Fund share transactions	10,325,795	17,118,624

Total increase (decrease)	4,960,577	5,825,429

Net Assets:

Beginning of period	82,534,724	76,709,295

End of period	$87,495,301	$82,534,724

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    11

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				September 13, 2017(a) through July 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.89		$13.59	$11.53	$11.09	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.25	0.22	0.24	0.20	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.43)		(1.04)	2.15	0.72	0.47	0.78
Total from investment operations	(0.17)		(0.79)	2.37	0.96	0.67	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.85)	(0.19)	(0.33)	(0.34)	(0.15)
Distributions from net realized gains	(0.35)		(0.06)	(0.12)	(0.19)	(0.01)	-
Total dividends and distributions	(0.65)		(0.91)	(0.31)	(0.52)	(0.35)	(0.15)
Net asset value, end of period	$11.07		$11.89	$13.59	$11.53	$11.09	$10.77
Total Return(c):	(1.15)%		(6.34)%	20.93%	8.75%	6.73%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,495		$82,535	$76,709	$32,266	$17,019	$2,899
Average net assets (000)	$80,650		$82,858	$53,068	$23,312	$9,866	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03	%(e)	0.03%	0.04%	0.03%	0.03%	0.02	%(e)
Expenses before waivers and/or expense reimbursement	0.17	%(e)	0.17%	0.27%	0.72%	1.78%	28.47	%(e)
Net investment income (loss)	4.61	%(e)	1.97%	1.76%	2.15%	1.87%	1.46	%(e)
Portfolio turnover rate(f)	9%		20%	22%	30%	31%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

The Fund pursues its objective by primarily investing in a portfolio of other mutual funds within the PGIM fund family (collectively, the “Underlying Funds”) that provide exposure to equity and fixed income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

PGIM 60/40 Allocation Fund    13

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.02% of average daily net assets	0.02%

PGIM 60/40 Allocation Fund    15

Notes to Financial Statements  (unaudited) (continued)

The Manager has contractually agreed, through November 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to below class is:

Class	Expense Limitations
R6	0.40%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$15,480,274	$7,510,387

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):
PGIM Quant Solutions Large-Cap Core Fund (Class R6)

$49,640,063	$8,789,898	$4,114,503	$(885,712)	$(699,734)	$52,730,012	3,136,824	$768,431	$523,209

PGIM Total Return Bond Fund (Class R6)

32,829,279	6,690,376	3,395,884	(646,181)	(781,617)	34,695,973	2,860,344	1,118,626	—

$82,469,342	$15,480,274	$7,510,387	$(1,531,893)	$(1,481,351)	$87,425,985		$1,887,057	$523,209

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund

$ 101,563	$76,108	$79,368	$—	$—	$98,303	98,303	$1,513	$—

$82,570,905	$15,556,382	$7,589,755	$(1,531,893)	$(1,481,351)	$87,524,288		$1,888,570	$523,209

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of January 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$91,400,750	$2,863,951	$(6,740,413)	$(3,876,462)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

PGIM 60/40 Allocation Fund    17

Notes to Financial Statements  (unaudited) (continued)

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	7,901,961	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	99.9%
Unaffiliated	—	—

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

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scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2023.

9.	Risks of Investing in the Fund

The risks of the Fund and/or the Underlying Funds risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund invests in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor,

PGIM 60/40 Allocation Fund    19

Notes to Financial Statements  (unaudited) (continued)

insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Certain Underlying Funds invest in equity and equity-related securities. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund’s holdings can vary significantly from broad market indices and the performance of the Underlying Fund can deviate from the performance of these indices. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

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Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

PGIM 60/40 Allocation Fund    21

Notes to Financial Statements  (unaudited) (continued)

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

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The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero. COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s, performance and can have adverse tax consequences.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new

PGIM 60/40 Allocation Fund    23

Notes to Financial Statements  (unaudited) (continued)

reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

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∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer• Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM
Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT
filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

PRUDENTIAL DAY ONE FUNDS

SEMIANNUAL REPORT

JANUARY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2     Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Day One Funds informative and useful. The report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 15, 2023

Prudential Day One Funds    3

Prudential Day One Income Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-2.09	-6.88	2.74	3.57 (12/13/2016)

Class R2	-1.94	-6.64	3.01	3.82 (12/13/2016)

Class R3	-1.96	-6.57	3.17	3.98 (12/13/2016)

Class R4	-1.91	-6.48	3.25	4.08 (12/13/2016)

Class R5	-1.75	-6.38	3.36	4.19 (12/13/2016)

Class R6	-1.66	-6.14	3.53	4.37 (12/13/2016)

Prudential Day One Income Custom Benchmark

	-1.87	-6.17	3.63	4.47

S&P Target Date Retirement Income Index

	0.56	-5.33	2.84	4.00

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4     Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One Income Custom Benchmark*—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® Retirement Income Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One Income Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One Income Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third

Prudential Day One Funds    5

Prudential Day One Income Fund

Your Fund’s Performance (continued)

party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One Income Custom Benchmark, or the data included therein.

**The S&P Target Date Retirement Income Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	TIPS	22.9%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	16.0%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.9%

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	10.7%

PGIM Global Real Estate Fund (Class R6)	Real Estate	6.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	6.0%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	5.9%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	4.6%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.0%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

6     Visit our website at pgim.com/investments

Prudential Day One 2015 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-2.05	-6.88	2.96	4.05 (12/13/2016)

Class R2	-1.88	-6.63	3.22	4.30 (12/13/2016)

Class R3	-1.82	-6.48	3.39	4.46 (12/13/2016)

Class R4	-1.72	-6.39	3.50	4.56 (12/13/2016)

Class R5	-1.69	-6.27	3.59	4.68 (12/13/2016)

Class R6	-1.64	-6.14	3.75	4.82 (12/13/2016)

Prudential Day One 2015 Custom Benchmark

	-1.79	-6.20	3.90	4.99

S&P Target Date 2015 Index

	0.64	-5.50	3.54	5.18

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Prudential Day One Funds    7

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None
*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark*—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2015 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2015 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2015 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

8     Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2015 Custom Benchmark, or the data included therein.

**The S&P Target Date 2015 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	TIPS	22.5%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.9%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	14.8%

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	11.6%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	6.3%

PGIM Global Real Estate Fund (Class R6)	Real Estate	6.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	6.0%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	5.2%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.1%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.1%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds    9

Prudential Day One 2020 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-1.72	-6.75	3.31	4.51 (12/13/2016)

Class R2	-1.60	-6.47	3.56	4.77 (12/13/2016)

Class R3	-1.57	-6.34	3.73	4.94 (12/13/2016)

Class R4	-1.56	-6.33	3.83	5.04 (12/13/2016)

Class R5	-1.45	-6.23	3.94	5.14 (12/13/2016)

Class R6	-1.39	-6.02	4.09	5.24 (12/13/2016)

Prudential Day One 2020 Custom Benchmark

	-1.56	-6.19	4.29	5.52

S&P Target Date 2020 Index

	0.94	-5.55	3.63	5.56

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

10     Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark*—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2020 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2020 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2020 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds    11

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2020 Custom Benchmark, or the data included therein.

**The S&P Target Date 2020 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	TIPS	21.1%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.5%

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	14.0%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	12.6%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	7.1%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	6.7%

PGIM Global Real Estate Fund (Class R6)	Real Estate	6.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	6.0%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.2%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.2%

Holdings reflect only long-term investments and are subject to change.

12     Visit our website at pgim.com/investments

Prudential Day One 2025 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-1.40	-6.66	3.57	5.01 (12/13/2016)

Class R2	-1.32	-6.48	3.84	5.27 (12/13/2016)

Class R3	-1.25	-6.34	3.98	5.42 (12/13/2016)

Class R4	-1.24	-6.24	4.10	5.53 (12/13/2016)

Class R5	-1.22	-6.14	4.18	5.63 (12/13/2016)

Class R6	-1.06	-5.98	4.35	5.81 (12/13/2016)

Prudential Day One 2025 Custom Benchmark

	-1.28	-6.17	4.55	6.12

S&P Target Date 2025 Index

	1.49	-5.44	4.18	6.40

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Prudential Day One Funds    13

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark*—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2025 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2025 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2025 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

14     Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2025 Custom Benchmark, or the data included therein.

**The S&P Target Date 2025 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM TIPS Fund (Class R6)	TIPS	19.4%

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	16.3%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	14.9%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	10.4%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	8.3%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	8.0%

PGIM Global Real Estate Fund (Class R6)	Real Estate	6.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	6.0%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.6%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.5%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds    15

Prudential Day One 2030 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-0.85	-6.80	4.05	6.01 (12/13/2016)

Class R2	-0.72	-6.58	4.31	6.28 (12/13/2016)

Class R3	-0.60	-6.40	4.48	6.43 (12/13/2016)

Class R4	-0.58	-6.31	4.56	6.52 (12/13/2016)

Class R5	-0.56	-6.28	4.67	6.64 (12/13/2016)

Class R6	-0.48	-6.11	4.83	6.82 (12/13/2016)

Prudential Day One 2030 Custom Benchmark

	-0.74	-6.35	5.14	7.27

S&P Target Date 2030 Index

	1.87	-5.49	4.62	7.11

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

16     Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark*—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2030 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2030 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2030 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds    17

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2030 Custom Benchmark, or the data included therein.

**The S&P Target Date 2030 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	18.5%

PGIM TIPS Fund (Class R6)	TIPS	16.5%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	14.1%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	10.3%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	10.3%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	7.2%

PGIM Global Real Estate Fund (Class R6)	Real Estate	6.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.6%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	2.2%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	2.1%

Holdings reflect only long-term investments and are subject to change.

18     Visit our website at pgim.com/investments

Prudential Day One 2035 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-0.07	-6.97	4.46	6.70 (12/13/2016)

Class R2	0.01	-6.73	4.72	6.95 (12/13/2016)

Class R3	0.18	-6.57	4.89	7.13 (12/13/2016)

Class R4	0.11	-6.54	4.99	7.24 (12/13/2016)

Class R5	0.22	-6.37	5.10	7.34 (12/13/2016)

Class R6	0.29	-6.22	5.23	7.49 (12/13/2016)

Prudential Day One 2035 Custom Benchmark

	-0.03	-6.48	5.72	8.22

S&P Target Date 2035 Index

	2.28	-5.61	5.10	7.86

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Prudential Day One Funds    19

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark*—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2035 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2035 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2035 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

20     Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2035 Custom Benchmark, or the data included therein.

**The S&P Target Date 2035 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	21.2%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	13.1%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	12.9%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	11.7%

PGIM TIPS Fund (Class R6)	TIPS	11.3%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.6%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	5.6%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.0%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	3.5%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	3.2%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds    21

Prudential Day One 2040 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	0.77	-6.51	4.75	7.19 (12/13/2016)

Class R2	0.89	-6.31	5.00	7.45 (12/13/2016)

Class R3	0.94	-6.18	5.15	7.61 (12/13/2016)

Class R4	0.96	-6.08	5.27	7.72 (12/13/2016)

Class R5	0.99	-5.98	5.37	7.83 (12/13/2016)

Class R6	1.15	-5.82	5.53	8.00 (12/13/2016)

Prudential Day One 2040 Custom Benchmark

	0.58	-6.51	6.00	8.74

S&P Target Date 2040 Index

	2.67	-5.58	5.47	8.40

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

22     Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark*—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2040 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2040 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2040 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds    23

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2040 Custom Benchmark, or the data included therein.

**The S&P Target Date 2040 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	22.6%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	16.0%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	14.4%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	9.4%

PGIM TIPS Fund (Class R6)	TIPS	7.7%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	5.2%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.0%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	4.9%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	4.7%

Holdings reflect only long-term investments and are subject to change.

24     Visit our website at pgim.com/investments

Prudential Day One 2045 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	1.37	-6.56	4.87	7.48 (12/13/2016)

Class R2	1.56	-6.37	5.13	7.75 (12/13/2016)

Class R3	1.63	-6.22	5.28	7.90 (12/13/2016)

Class R4	1.65	-6.05	5.40	8.02 (12/13/2016)

Class R5	1.77	-5.93	5.51	8.14 (12/13/2016)

Class R6	1.83	-5.86	5.66	8.31 (12/13/2016)

Prudential Day One 2045 Custom Benchmark

	1.15	-6.68	6.12	9.05

S&P Target Date 2045 Index

	3.01	-5.51	5.69	8.73

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Prudential Day One Funds    25

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark*—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2045 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2045 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2045 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

26     Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2045 Custom Benchmark, or the data included therein.

**The S&P Target Date 2045 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	23.5%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	18.4%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	15.0%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	8.3%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	6.8%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	6.4%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.6%

PGIM TIPS Fund (Class R6)	TIPS	4.3%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	4.2%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds    27

Prudential Day One 2050 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)		(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.07	-6.37	4.93	7.57 (12/13/2016)

Class R2	2.14	-6.13	5.19	7.83 (12/13/2016)

Class R3	2.25	-6.03	5.36	8.00 (12/13/2016)

Class R4	2.36	-5.87	5.44	8.09 (12/13/2016)

Class R5	2.38	-5.76	5.58	8.22 (12/13/2016)

Class R6	2.37	-5.68	5.73	8.40 (12/13/2016)

Prudential Day One 2050 Custom Benchmark

	1.66	-6.63	6.20	9.26

S&P Target Date 2050 Index

	3.16	-5.48	5.79	8.93

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

28     Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark*—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2050 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2050 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2050 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds    29

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2050 Custom Benchmark, or the data included therein.

**The S&P Target Date 2050 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	23.7%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	20.6%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	15.7%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	8.3%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	7.6%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	7.1%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	4.7%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.0%

PGIM Core Conservative Bond Fund (Class R6)	Core Bond	1.6%

Holdings reflect only long-term investments and are subject to change.

30     Visit our website at pgim.com/investments

Prudential Day One 2055 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)		(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.34	-6.31	4.87	7.81 (12/13/2016)

Class R2	2.54	-6.03	5.15	8.09 (12/13/2016)

Class R3	2.53	-5.94	5.30	8.24 (12/13/2016)

Class R4	2.63	-5.76	5.40	8.36 (12/13/2016)

Class R5	2.62	-5.76	5.51	8.47 (12/13/2016)

Class R6	2.82	-5.58	5.66	8.62 (12/13/2016)

Prudential Day One 2055 Custom Benchmark

	1.96	-6.60	6.15	9.39

S&P Target Date 2055 Index

	3.26	-5.43	5.83	9.03

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Prudential Day One Funds    31

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark*—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2055 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2055 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2055 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

32     Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2055 Custom Benchmark, or the data included therein.

**The S&P Target Date 2055 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	23.5%

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	22.6%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	15.6%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	8.8%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	8.3%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	5.9%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.0%

PGIM TIPS Fund (Class R6)	TIPS	1.2%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds    33

Prudential Day One 2060 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)		(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	2.58	-6.20	4.89	7.79 (12/13/2016)

Class R2	2.74	-5.96	5.15	8.06 (12/13/2016)

Class R3	2.85	-5.77	5.31	8.23 (12/13/2016)

Class R4	2.89	-5.66	5.42	8.34 (12/13/2016)

Class R5	2.92	-5.55	5.53	8.45 (12/13/2016)

Class R6	2.99	-5.47	5.70	8.60 (12/13/2016)

Prudential Day One 2060 Custom Benchmark

	2.17	-6.59	6.14	9.48

S&P Target Date 2060 Index

	3.24	-5.46	5.85	9.10

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

34     Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark*—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Aggregate Bond Index, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2060 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2060 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds    35

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2060 Custom Benchmark, or the data included therein.

**The S&P Target Date 2060 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/23

Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	24.0%

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	23.1%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	15.6%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	9.0%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	9.0%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	5.2%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.0%

Holdings reflect only long-term investments and are subject to change.

36     Visit our website at pgim.com/investments

Prudential Day One 2065 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Since Inception (%)

Class R1	2.72	-6.06	6.22 (12/16/2019)

Class R2	2.90	-5.81	6.49 (12/16/2019)

Class R3	2.96	-5.74	6.64 (12/16/2019)

Class R4	2.97	-5.65	6.74 (12/16/2019)

Class R5	3.08	-5.54	6.87 (12/16/2019)

Class R6	3.15	-5.39	7.02 (12/16/2019)

Prudential Day One 2065 Custom Benchmark

	2.31	-6.56	6.61

S&P Target Date 2065+ Index

	3.19	-5.46	6.39

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Prudential Day One Funds    37

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2065 Custom Benchmark*—The Prudential Day One 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg US Aggregate Bond Index, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2065+ Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2065 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2065 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

38     Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2065 Custom Benchmark, or the data included therein.

**The S&P Target Date 2065+ Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018.

FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, the Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Prudential Day One Funds    39

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	24.4%

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	23.2%

PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	15.7%

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	9.9%

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	9.0%

PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.1%

PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.0%

PGIM Total Return Bond Fund (Class R6)	Total Return Bond	3.6%

Holdings reflect only long-term investments and are subject to change.

40     Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

Prudential Day One Funds    41

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 979.10	1.15%	$5.74

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 980.60	0.90%	$4.49

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 980.40	0.75%	$3.74

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$ 980.90	0.65%	$3.25

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$ 982.50	0.55%	$2.75

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 983.40	0.40%	$2.00

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

42    Visit our website at pgim.com/investments

Prudential Day One 2015 Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 979.50	1.15%	$5.74

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 981.20	0.90%	$4.49

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 981.80	0.75%	$3.75

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$ 982.80	0.65%	$3.25

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$ 983.10	0.55%	$2.75

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 983.60	0.40%	$2.00

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

Prudential Day One 2020 Fund		August 1, 2022	January 31, 2023	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$ 982.80	1.15%	$5.75

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 984.00	0.90%	$4.50

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 984.30	0.75%	$3.75

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$ 984.40	0.65%	$3.25

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$ 985.50	0.55%	$2.75

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 986.10	0.40%	$2.00

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds     43

Fees and Expenses (continued)

Prudential Day One 2025 Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 986.00	1.15%	$5.76

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 986.80	0.90%	$4.51

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 987.50	0.75%	$3.76

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$ 987.60	0.65%	$3.26

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$ 987.80	0.55%	$2.76

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 989.40	0.40%	$2.01

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

Prudential Day One 2030 Fund		August 1, 2022	January 31, 2023	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$ 991.50	1.15%	$5.77

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 992.80	0.90%	$4.52

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 994.00	0.75%	$3.77

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$ 994.20	0.65%	$3.27

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$ 994.40	0.55%	$2.76

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 995.20	0.40%	$2.01

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

44    Visit our website at pgim.com/investments

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 999.30	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,000.10	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,001.80	0.75%	$3.78

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,001.10	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,002.20	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,002.90	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

Prudential Day One 2040 Fund		August 1, 2022	January 31, 2023	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,007.70	1.15%	$5.82

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,008.90	0.90%	$4.56

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,009.40	0.75%	$3.80

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,009.60	0.65%	$3.29

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,009.90	0.55%	$2.79

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,011.50	0.40%	$2.03

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds     45

Fees and Expenses (continued)

Prudential Day One 2045 Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,013.70	1.15%	$5.84

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,015.60	0.90%	$4.57

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,016.30	0.75%	$3.81

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,016.50	0.65%	$3.30

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,017.70	0.55%	$2.80

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,018.30	0.40%	$2.03

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

Prudential Day One 2050 Fund		August 1, 2022	January 31, 2023	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,020.70	1.15%	$5.86

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,021.40	0.90%	$4.59

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,022.50	0.75%	$3.82

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,023.60	0.65%	$3.32

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,023.80	0.55%	$2.81

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,023.70	0.40%	$2.04

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

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Prudential Day One 2055 Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,023.40	1.15%	$5.87

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,025.40	0.90%	$4.59

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,025.30	0.75%	$3.83

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,026.30	0.65%	$3.32

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,026.20	0.55%	$2.81

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,028.20	0.40%	$2.04

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

				Annualized
				Expense
		Beginning	Ending	Ratio Based on	Expenses Paid
		Account Value	Account Value	the	During the

Prudential Day One 2060 Fund		August 1, 2022	January 31, 2023	Six-Month Period	Six-Month Period*

Class R1	Actual	$1,000.00	$1,025.80	1.15%	$5.87

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,027.40	0.90%	$4.60

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,028.50	0.75%	$3.83

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,028.90	0.65%	$3.32

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,029.20	0.55%	$2.81

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,029.90	0.40%	$2.05

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds     47

Fees and Expenses (continued)

Prudential Day One 2065 Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,027.20	1.15%	$5.88

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,029.00	0.90%	$4.60

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,029.60	0.75%	$3.84

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,029.70	0.65%	$3.33

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,030.80	0.55%	$2.82

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,031.50	0.40%	$2.05

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Day One Income Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 90.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	416,247	$3,662,974
PGIM Global Real Estate Fund (Class R6)	71,584	1,382,282
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	17,844	233,228
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	185,714	1,381,715
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	82,371	1,054,344
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	146,085	2,455,694
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	23,561	233,494
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	87,608	1,343,909
PGIM TIPS Fund (Class R6)	601,065	5,247,294
PGIM Total Return Bond Fund (Class R6)	301,707	3,659,705

TOTAL LONG-TERM INVESTMENTS
(cost $21,106,858)		20,654,639

SHORT-TERM INVESTMENT 10.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $2,311,859)	2,311,859	2,311,859

TOTAL INVESTMENTS 100.1%
(cost $23,418,717)(wd)		22,966,498
Liabilities in excess of other assets (0.1)%		(12,042)

NET ASSETS 100.0%		$22,954,456

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)  PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    49

Prudential Day One Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$20,654,639	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,311,859	—	—

Total	$22,966,498	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

TIPS	22.9%
Core Bond	16.0
Total Return Bond	15.9
Large Cap	10.7
Short Term	10.1
Real Estate	6.0
Commodity	6.0
Broad Market	5.9

International Developed Markets	4.6%
Mid Cap	1.0
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Income Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $23,418,717)	$22,966,498
Receivable for Fund shares sold	320,700
Receivable for investments sold	29,382
Due from Manager	13,974
Prepaid expenses	826

Total Assets	23,331,380

Liabilities

Payable for investments purchased	226,886
Payable for Fund shares purchased	115,671
Custodian and accounting fees payable	19,803
Accrued expenses and other liabilities	11,062
Fund data service fees	2,400
Trustees’ fees payable	773
Affiliated transfer agent fee payable	302
Distribution fee payable	27

Total Liabilities	376,924

Net Assets	$22,954,456

Net assets were comprised of:
Shares of beneficial interest, at par	$2,332
Paid-in capital in excess of par	24,742,145
Total distributable earnings (loss)	(1,790,021)

Net assets, January 31, 2023	$22,954,456

See Notes to Financial Statements.

Prudential Day One Funds    51

Prudential Day One Income Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($25,395 ÷ 2,583 shares of beneficial interest issued and outstanding)	$9.83

Class R2

Net asset value, offering price and redemption price per share, ($32,176 ÷ 3,274 shares of beneficial interest issued and outstanding)	$9.83

Class R3

Net asset value, offering price and redemption price per share, ($160,544 ÷ 16,327 shares of beneficial interest issued and outstanding)	$9.83

Class R4

Net asset value, offering price and redemption price per share, ($25,660 ÷ 2,610 shares of beneficial interest issued and outstanding)	$9.83

Class R5

Net asset value, offering price and redemption price per share, ($913,383 ÷ 92,914 shares of beneficial interest issued and outstanding)	$9.83

Class R6

Net asset value, offering price and redemption price per share, ($21,797,298 ÷ 2,213,885 shares of beneficial interest issued and outstanding)	$9.85

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Income Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$719,042

Expenses
Management fee	2,306
Distribution fee(a)	192
Custodian and accounting fees	32,656
Registration fees(a)	11,558
Professional fees	10,073
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,869
Shareholders’ reports	4,308
Transfer agent’s fees and expenses (including affiliated expense of $925)(a)	1,936
Miscellaneous	3,263

Total expenses	85,061
Less: Fee waiver and/or expense reimbursement(a)	(82,842)

Net expenses	2,219

Net investment income (loss)	716,823

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(288,706)
Net capital gain distributions received	169,897

(118,809)

Net change in unrealized appreciation (depreciation) on investments	(1,059,058)

Net gain (loss) on investment transactions	(1,177,867)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(461,044)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	62	53	77	—	—	—
Registration fees	1,852	2,156	1,852	1,852	1,852	1,994
Transfer agent’s fees and expenses	39	262	15	25	749	846
Fee waiver and/or expense reimbursement	(1,935)	(2,490)	(2,144)	(1,922)	(4,671)	(69,680)

See Notes to Financial Statements.

Prudential Day One Funds    53

Prudential Day One Income Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$716,823	$1,374,876
Net realized gain (loss) on investment transactions	(288,706)	(330,088)
Net capital gain distributions received	169,897	1,115,284
Net change in unrealized appreciation (depreciation) on investments	(1,059,058)	(3,456,678)

Net increase (decrease) in net assets resulting from operations	(461,044)	(1,296,606)

Dividends and Distributions

Distributions from distributable earnings
Class R1	(1,393)	(2,001)
Class R2	(1,948)	(146,014)
Class R3	(8,961)	(13,092)
Class R4	(1,477)	(2,163)
Class R5	(53,152)	(75,927)
Class R6	(1,299,152)	(2,154,067)

	(1,366,083)	(2,393,264)

Fund share transactions
Net proceeds from shares sold	910,707	8,837,860
Net asset value of shares issued in reinvestment of dividends and distributions	1,366,083	2,393,225
Cost of shares purchased	(1,922,629)	(12,064,261)

Net increase (decrease) in net assets from Fund share transactions	354,161	(833,176)

Total increase (decrease)	(1,472,966)	(4,523,046)

Net Assets:
Beginning of period	24,427,422	28,950,468

End of period	$22,954,456	$24,427,422

See Notes to Financial Statements.

Prudential Day One Income Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.64		$12.13	$10.94	$10.73	$10.59	$10.36
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.47	0.15	0.09	0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)		(1.08)	1.23	0.50	0.25	0.19
Total from investment operations	(0.24)		(0.61)	1.38	0.59	0.45	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.68)	(0.13)	(0.21)	(0.24)	(0.15)
Distributions from net realized gains	(0.25)		(0.20)	(0.06)	(0.17)	(0.07)	(-	)(b)
Total dividends and distributions	(0.57)		(0.88)	(0.19)	(0.38)	(0.31)	(0.15)
Net asset value, end of period	$9.83		$10.64	$12.13	$10.94	$10.73	$10.59
Total Return(c):	(2.09)%		(5.43)%	12.70%	5.57%	4.46%	3.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25		$26	$27	$24	$11	$11
Average net assets (000)	$25		$27	$25	$18	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.76%	0.75%	0.74%	0.74%	0.64%
Expenses before waivers and/or expense reimbursement	16.32	%(e)	15.10%	28.84%	77.98%	108.50%	124.02%
Net investment income (loss)	5.52	%(e)	4.09%	1.33%	0.89%	1.92%	1.84%
Portfolio turnover rate(f)	17%		62%	45%	65%	38%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    55

Prudential Day One Income Fund

Financial Highlights  (unaudited)  (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.64		$12.13	$10.94	$10.73	$10.59	$10.37
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.58	0.18	0.20	0.22	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.49)		(1.16)	1.23	0.42	0.26	0.17
Total from investment operations	(0.23)		(0.58)	1.41	0.62	0.48	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.71)	(0.16)	(0.24)	(0.27)	(0.18)
Distributions from net realized gains	(0.25)		(0.20)	(0.06)	(0.17)	(0.07)	(-	)(b)
Total dividends and distributions	(0.58)		(0.91)	(0.22)	(0.41)	(0.34)	(0.18)
Net asset value, end of period	$9.83		$10.64	$12.13	$10.94	$10.73	$10.59
Total Return(c):	(1.94)%		(5.20)%	12.98%	5.88%	4.72%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$48	$2,123	$1,846	$1,345	$843
Average net assets (000)	$42		$1,373	$2,453	$1,435	$1,036	$248
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.51	%(e)	0.51%	0.50%	0.49%	0.49%	0.46%
Expenses before waivers and/or expense reimbursement	12.39	%(e)	1.28%	1.37%	3.26%	3.89%	9.08%
Net investment income (loss)	5.26	%(e)	4.96%	1.58%	1.90%	2.13%	2.18%
Portfolio turnover rate(f)	17%		62%	45%	65%	38%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Income Fund

Financial Highlights  (unaudited)  (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.65		$12.14	$10.94	$10.74	$10.60	$10.37
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.47	0.19	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		(1.03)	1.24	0.40	0.25	0.18
Total from investment operations	(0.23)		(0.56)	1.43	0.62	0.49	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.73)	(0.17)	(0.25)	(0.28)	(0.19)
Distributions from net realized gains	(0.25)		(0.20)	(0.06)	(0.17)	(0.07)	(-	)(b)
Total dividends and distributions	(0.59)		(0.93)	(0.23)	(0.42)	(0.35)	(0.19)
Net asset value, end of period	$9.83		$10.65	$12.14	$10.94	$10.74	$10.60
Total Return(c):	(1.96)%		(5.03)%	13.24%	5.95%	4.87%	4.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$161		$160	$1,623	$1,645	$1,597	$1,403
Average net assets (000)	$153		$196	$1,634	$1,557	$1,377	$1,331
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.36	%(e)	0.36%	0.35%	0.34%	0.34%	0.24%
Expenses before waivers and/or expense reimbursement	3.15	%(e)	2.49%	1.36%	3.02%	3.50%	5.23%
Net investment income (loss)	5.92	%(e)	4.19%	1.70%	2.09%	2.31%	2.23%
Portfolio turnover rate(f)	17%		62%	45%	65%	38%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    57

Prudential Day One Income Fund

Financial Highlights  (unaudited)  (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.65		$12.14	$10.94	$10.74	$10.60	$10.37
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.52	0.21	0.15	0.25	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)		(1.07)	1.23	0.49	0.25	0.18
Total from investment operations	(0.22)		(0.55)	1.44	0.64	0.50	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.74)	(0.18)	(0.27)	(0.29)	(0.20)
Distributions from net realized gains	(0.25)		(0.20)	(0.06)	(0.17)	(0.07)	(-	)(b)
Total dividends and distributions	(0.60)		(0.94)	(0.24)	(0.44)	(0.36)	(0.20)
Net asset value, end of period	$9.83		$10.65	$12.14	$10.94	$10.74	$10.60
Total Return(c):	(1.91)%		(4.94)%	13.34%	5.98%	5.06%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$26	$28	$24	$12	$18
Average net assets (000)	$25		$27	$26	$18	$14	$18
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.26	%(e)	0.26%	0.25%	0.25%	0.24%	0.13%
Expenses before waivers and/or expense reimbursement	15.53	%(e)	14.28%	26.37%	76.14%	84.52%	76.23%
Net investment income (loss)	6.02	%(e)	4.59%	1.83%	1.44%	2.36%	2.34%
Portfolio turnover rate(f)	17%		62%	45%	65%	38%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Income Fund

Financial Highlights  (unaudited)  (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.64		$12.14	$10.94	$10.74	$10.60	$10.37
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.53	0.22	0.02	0.29	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)		(1.08)	1.24	0.63	0.22	0.19
Total from investment operations	(0.21)		(0.55)	1.46	0.65	0.51	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.75)	(0.20)	(0.28)	(0.30)	(0.22)
Distributions from net realized gains	(0.25)		(0.20)	(0.06)	(0.17)	(0.07)	(-	)(b)
Total dividends and distributions	(0.60)		(0.95)	(0.26)	(0.45)	(0.37)	(0.22)
Net asset value, end of period	$9.83		$10.64	$12.14	$10.94	$10.74	$10.60
Total Return(c):	(1.75)%		(4.93)%	13.46%	6.18%	5.09%	4.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$913		$931	$965	$914	$65	$11
Average net assets (000)	$892		$944	$909	$534	$51	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.16%	0.15%	0.15%	0.14%	0.04%
Expenses before waivers and/or expense reimbursement	1.20	%(e)	1.05%	1.47%	4.36%	24.81%	122.74%
Net investment income (loss)	6.10	%(e)	4.67%	1.94%	0.15%	2.75%	2.44%
Portfolio turnover rate(f)	17%		62%	45%	65%	38%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    59

Prudential Day One Income Fund

Financial Highlights  (unaudited)  (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021		2020		2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.66		$12.16	$10.96		$10.76		$10.61	$10.38
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.55	0.24		0.21		0.29	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.51)		(1.08)	1.23		0.46		0.25	0.18
Total from investment operations	(0.20)		(0.53)	1.47		0.67		0.54	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.77)	(0.21)		(0.30)		(0.32)	(0.23)
Distributions from net realized gains	(0.25)		(0.20)	(0.06)		(0.17)		(0.07)	(-	)(b)
Total dividends and distributions	(0.61)		(0.97)	(0.27)		(0.47)		(0.39)	(0.23)
Net asset value, end of period	$9.85		$10.66	$12.16		$10.96		$10.76	$10.61
Total Return(c):	(1.66)%		(4.78)%	13.59%		6.36%		5.33%	4.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,797		$23,236	$24,185		$16,871		$6,939	$3,529
Average net assets (000)	$21,740		$25,990	$22,559		$9,392		$6,203	$2,451
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%		0.00%		0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(f)	0.01%	(0.00	)%(b)	(0.00	)%(b)	(0.01)%	(0.09)%
Expenses before waivers and/or expense reimbursement	0.65	%(f)	0.52%	0.61%		1.92%		2.41%	4.36%
Net investment income (loss)	6.23	%(f)	4.82%	2.10%		1.95%		2.80%	2.67%
Portfolio turnover rate(g)	17%		62%	45%		65%		38%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.

See Notes to Financial Statements.

Prudential Day One Income Fund

Financial Highlights  (unaudited)  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    61

Prudential Day One 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 90.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	188,415	$1,658,052
PGIM Global Real Estate Fund (Class R6)	35,032	676,463
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,170	119,858
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	90,885	676,183
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	45,566	583,251
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	77,431	1,301,607
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	12,109	119,995
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	45,981	705,347
PGIM TIPS Fund (Class R6)	289,008	2,523,044
PGIM Total Return Bond Fund (Class R6)	147,640	1,790,874

TOTAL LONG-TERM INVESTMENTS (cost $10,049,401)		10,154,674

SHORT-TERM INVESTMENT 9.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,105,074)	1,105,074	1,105,074

TOTAL INVESTMENTS 100.2% (cost $11,154,475)(wd)		11,259,748
Liabilities in excess of other assets (0.2)%		(24,272)

NET ASSETS 100.0%		$11,235,476

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)  PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$10,154,674	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,105,074	—	—

Total	$11,259,748	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

TIPS	22.4%
Total Return Bond	15.9
Core Bond	14.8
Large Cap	11.6
Short Term	9.8
Broad Market	6.3
Real Estate	6.0
Commodity	6.0

International Developed Markets	5.2%
Mid Cap	1.1
Small Cap	1.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds    63

Prudential Day One 2015 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $11,154,475)	$11,259,748
Receivable for investments sold	15,107
Due from Manager	14,341
Receivable for Fund shares sold	672
Prepaid expenses and other assets	4,778

Total Assets	11,294,646

Liabilities

Payable for investments purchased	22,066
Custodian and accounting fees payable	19,799
Audit fee payable	8,822
Professional fees payable	4,527
Fund data service fees	2,400
Trustees’ fees payable	763
Accrued expenses and other liabilities	563
Affiliated transfer agent fee payable	206
Distribution fee payable	18
Payable for Fund shares purchased	6

Total Liabilities	59,170

Net Assets	$11,235,476

Net assets were comprised of:
Shares of beneficial interest, at par	$ 1,140
Paid-in capital in excess of par	12,000,904
Total distributable earnings (loss)	(766,568)

Net assets, January 31, 2023	$11,235,476

See Notes to Financial Statements.

Prudential Day One 2015 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($12,761 ÷ 1,296 shares of beneficial interest issued and outstanding)	$9.84

Class R2

Net asset value, offering price and redemption price per share, ($50,897 ÷ 5,165 shares of beneficial interest issued and outstanding)	$9.85

Class R3

Net asset value, offering price and redemption price per share, ($13,078 ÷ 1,327 shares of beneficial interest issued and outstanding)	$9.85

Class R4

Net asset value, offering price and redemption price per share, ($13,147 ÷ 1,336 shares of beneficial interest issued and outstanding)	$9.84

Class R5

Net asset value, offering price and redemption price per share, ($182,246 ÷ 18,484 shares of beneficial interest issued and outstanding)	$9.86

Class R6

Net asset value, offering price and redemption price per share, ($10,963,347 ÷ 1,112,651 shares of beneficial interest issued and outstanding)	$9.85

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds    65

Prudential Day One 2015 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Affiliated dividend income	$349,324

Expenses
Management fee	1,123
Distribution fee(a)	99
Custodian and accounting fees	32,619
Registration fees(a)	11,547
Professional fees	10,058
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,842
Shareholders’ reports	4,246
Transfer agent’s fees and expenses (including affiliated expense of $592)(a)	901
Miscellaneous	3,278

Total expenses	82,613

Less: Fee waiver and/or expense reimbursement(a)	(81,802)

Net expenses	811

Net investment income (loss)	348,513

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(45,855)
Net capital gain distributions received	94,747

48,892

Net change in unrealized appreciation (depreciation) on investments	(605,614)

Net gain (loss) on investment transactions	(556,722)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(208,209)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	31	62	6	—	—	—
Registration fees	1,819	1,819	1,818	1,818	1,818	2,455
Transfer agent’s fees and expenses	24	122	24	24	172	535
Fee waiver and/or expense reimbursement	(1,904)	(2,186)	(1,905)	(1,906)	(2,934)	(70,967)

See Notes to Financial Statements.

Prudential Day One 2015 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$348,513	$673,741
Net realized gain (loss) on investment transactions	(45,855)	7,625
Net capital gain distributions received	94,747	604,862
Net change in unrealized appreciation (depreciation) on investments	(605,614)	(1,961,215)

Net increase (decrease) in net assets resulting from operations	(208,209)	(674,987)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(856)	(1,166)
Class R2	(3,495)	(4,443)
Class R3	(926)	(1,239)
Class R4	(944)	(1,259)
Class R5	(12,979)	(13,383)
Class R6	(815,992)	(1,336,020)

	(835,192)	(1,357,510)

Fund share transactions
Net proceeds from shares sold	39,031	1,300,353
Net asset value of shares issued in reinvestment of dividends and distributions	835,192	1,357,510
Cost of shares purchased	(437,774)	(3,978,523)

Net increase (decrease) in net assets from Fund share transactions	436,449	(1,320,660)

Total increase (decrease)	(606,952)	(3,353,157)

Net Assets:

Beginning of period	11,842,428	15,195,585

End of period	$11,235,476	$11,842,428

See Notes to Financial Statements.

Prudential Day One Funds    67

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.80		$12.43	$11.08	$10.91	$10.86	$10.49
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.47	0.15	0.16	0.19	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.53)		(1.05)	1.41	0.42	0.23	0.28
Total from investment operations	(0.25)		(0.58)	1.56	0.58	0.42	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.67)	(0.11)	(0.22)	(0.23)	(0.08)
Distributions from net realized gains	(0.27)		(0.38)	(0.10)	(0.19)	(0.14)	(0.02)
Total dividends and distributions	(0.71)		(1.05)	(0.21)	(0.41)	(0.37)	(0.10)
Net asset value, end of period	$9.84		$10.80	$12.43	$11.08	$10.91	$10.86
Total Return(b):	(2.05)%		(5.31)%	14.32%	5.35%	4.17%	4.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$14	$12	$11	$11
Average net assets (000)	$12		$13	$13	$12	$11	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.76%	0.75%	0.74%	0.73%	0.63%
Expenses before waivers and/or expense reimbursement	31.17	%(d)	28.64%	52.16%	114.82%	106.63%	120.64%
Net investment income (loss)	5.51	%(d)	4.05%	1.29%	1.53%	1.83%	1.74%
Portfolio turnover rate(e)	15%		43%	58%	75%	30%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)  (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.82		$12.46	$11.10	$10.92	$10.88	$10.50
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.50	0.18	0.20	0.21	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.53)		(1.05)	1.42	0.41	0.22	0.30
Total from investment operations	(0.23)		(0.55)	1.60	0.61	0.43	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.71)	(0.14)	(0.24)	(0.25)	(0.11)
Distributions from net realized gains	(0.27)		(0.38)	(0.10)	(0.19)	(0.14)	(0.02)
Total dividends and distributions	(0.74)		(1.09)	(0.24)	(0.43)	(0.39)	(0.13)
Net asset value, end of period	$9.85		$10.82	$12.46	$11.10	$10.92	$10.88
Total Return(b):	(1.88)%		(5.05)%	14.57%	5.62%	4.34%	4.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51		$51	$50	$42	$12	$11
Average net assets (000)	$49		$51	$46	$37	$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51	%(d)	0.51%	0.50%	0.49%	0.48%	0.38%
Expenses before waivers and/or expense reimbursement	9.38	%(d)	8.87%	15.87%	37.60%	92.94%	119.98%
Net investment income (loss)	5.77	%(d)	4.28%	1.54%	1.85%	1.94%	1.99%
Portfolio turnover rate(e)	15%		43%	58%	75%	30%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    69

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)  (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.83		$12.47	$11.11	$10.93	$10.89	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.52	0.20	0.21	0.24	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.53)		(1.06)	1.41	0.42	0.21	0.29
Total from investment operations	(0.23)		(0.54)	1.61	0.63	0.45	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.72)	(0.15)	(0.26)	(0.27)	(0.12)
Distributions from net realized gains	(0.27)		(0.38)	(0.10)	(0.19)	(0.14)	(0.02)
Total dividends and distributions	(0.75)		(1.10)	(0.25)	(0.45)	(0.41)	(0.14)
Net asset value, end of period	$9.85		$10.83	$12.47	$11.11	$10.93	$10.89
Total Return(b):	(1.82)%		(4.91)%	14.71%	5.84%	4.50%	5.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$14	$12	$12	$11
Average net assets (000)	$13		$14	$13	$12	$11	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36	%(d)	0.36%	0.35%	0.34%	0.33%	0.23%
Expenses before waivers and/or expense reimbursement	30.09	%(d)	27.69%	50.95%	113.01%	105.36%	119.64%
Net investment income (loss)	5.91	%(d)	4.45%	1.69%	1.93%	2.23%	2.14%
Portfolio turnover rate(e)	15%		43%	58%	75%	30%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)  (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.82		$12.46	$11.11	$10.93	$10.88	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.53	0.21	0.22	0.30	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.53)		(1.05)	1.41	0.42	0.17	0.29
Total from investment operations	(0.22)		(0.52)	1.62	0.64	0.47	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.74)	(0.17)	(0.27)	(0.28)	(0.14)
Distributions from net realized gains	(0.27)		(0.38)	(0.10)	(0.19)	(0.14)	(0.02)
Total dividends and distributions	(0.76)		(1.12)	(0.27)	(0.46)	(0.42)	(0.16)
Net asset value, end of period	$9.84		$10.82	$12.46	$11.11	$10.93	$10.88
Total Return(b):	(1.72)%		(4.90)%	14.82%	5.97%	4.62%	5.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$14	$12	$12	$81
Average net assets (000)	$13		$14	$13	$12	$44	$65
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26	%(d)	0.26%	0.25%	0.24%	0.23%	0.14%
Expenses before waivers and/or expense reimbursement	29.85	%(d)	27.47%	50.67%	112.64%	28.32%	22.01%
Net investment income (loss)	6.01	%(d)	4.55%	1.79%	2.03%	2.82%	2.27%
Portfolio turnover rate(e)	15%		43%	58%	75%	30%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    71

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)  (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$12.49	$11.13	$10.95	$10.90	$10.53
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.51	0.22	0.01	0.26	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.53)		(1.02)	1.42	0.64	0.22	0.29
Total from investment operations	(0.22)		(0.51)	1.64	0.65	0.48	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.75)	(0.18)	(0.28)	(0.29)	(0.15)
Distributions from net realized gains	(0.27)		(0.38)	(0.10)	(0.19)	(0.14)	(0.02)
Total dividends and distributions	(0.77)		(1.13)	(0.28)	(0.47)	(0.43)	(0.17)
Net asset value, end of period	$9.86		$10.85	$12.49	$11.13	$10.95	$10.90
Total Return(b):	(1.69)%		(4.70)%	14.91%	6.03%	4.82%	5.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$182		$175	$133	$256	$40	$18
Average net assets (000)	$171		$166	$199	$142	$28	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16	%(d)	0.16%	0.15%	0.14%	0.13%	0.04%
Expenses before waivers and/or expense reimbursement	3.55	%(d)	3.36%	4.45%	10.96%	43.44%	110.69%
Net investment income (loss)	6.12	%(d)	4.45%	1.90%	0.11%	2.44%	2.34%
Portfolio turnover rate(e)	15%		43%	58%	75%	30%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)  (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021		2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$12.49	$11.13		$10.95	$10.90	$10.53
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.56	0.24		0.24	0.28	0.27
Net realized and unrealized gain (loss) on investment transactions	(0.53)		(1.05)	1.41		0.43	0.22	0.28
Total from investment operations	(0.21)		(0.49)	1.65		0.67	0.50	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.52)		(0.77)	(0.19)		(0.30)	(0.31)	(0.16)
Distributions from net realized gains	(0.27)		(0.38)	(0.10)		(0.19)	(0.14)	(0.02)
Total dividends and distributions	(0.79)		(1.15)	(0.29)		(0.49)	(0.45)	(0.18)
Net asset value, end of period	$9.85		$10.85	$12.49		$11.13	$10.95	$10.90
Total Return(b):	(1.64)%		(4.57)%	15.07%		6.19%	4.89%	5.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,963		$11,577	$14,970		$12,049	$11,081	$8,567
Average net assets (000)	$10,879		$13,808	$15,418		$12,078	$9,955	$6,742
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%		0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(e)	0.01%	(0.00	)%(f)	(0.01)%	(0.02)%	(0.11)%
Expenses before waivers and/or expense reimbursement	1.30	%(e)	1.02%	1.00%		1.72%	2.04%	2.53%
Net investment income (loss)	6.21	%(e)	4.80%	2.05%		2.23%	2.58%	2.50%
Portfolio turnover rate(g)	15%		43%	58%		75%	30%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Amount rounds to zero.

See Notes to Financial Statements.

Prudential Day One Funds    73

Prudential Day One 2015 Fund

Financial Highlights  (unaudited)  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 91.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	659,500	$5,803,600
PGIM Global Real Estate Fund (Class R6)	144,105	2,782,670
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	43,488	568,385
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	373,548	2,779,195
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	239,998	3,071,970
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	385,301	6,476,918
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	57,890	573,691
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	213,438	3,274,136
PGIM TIPS Fund (Class R6)	1,114,662	9,731,001
PGIM Total Return Bond Fund (Class R6)	591,846	7,179,097

TOTAL LONG-TERM INVESTMENTS
(cost $41,113,961)		42,240,663

SHORT-TERM INVESTMENT 8.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $3,900,999)	3,900,999	3,900,999

TOTAL INVESTMENTS 99.8%
(cost $45,014,960)(wd)		46,141,662
Other assets in excess of liabilities 0.2%		83,695

NET ASSETS 100.0%		$46,225,357

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd) PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    75

Prudential Day One 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$42,240,663	$—	$—
Short-Term Investment
Affiliated Mutual Fund	3,900,999	—	—

Total	$46,141,662	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

TIPS	21.1%
Total Return Bond	15.5
Large Cap	14.0
Core Bond	12.6
Short Term	8.4
Broad Market	7.1
International Developed Markets	6.7
Real Estate	6.0

Commodity	6.0%
Mid Cap	1.2
Small Cap	1.2

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $45,014,960)	$46,141,662
Receivable for investments sold	393,730
Due from Manager	14,387
Receivable for Fund shares sold	1,955
Prepaid expenses	831

Total Assets	46,552,565

Liabilities

Payable for investments purchased	292,642
Custodian and accounting fees payable	19,845
Accrued expenses and other liabilities	10,848
Fund data service fees	2,400
Trustees’ fees payable	736
Payable for Fund shares purchased	380
Affiliated transfer agent fee payable	252
Distribution fee payable	105

Total Liabilities	327,208

Net Assets	$46,225,357

Net assets were comprised of:
Shares of beneficial interest, at par	$4,594
Paid-in capital in excess of par	48,298,974
Total distributable earnings (loss)	(2,078,211)

Net assets, January 31, 2023	$46,225,357

See Notes to Financial Statements.

Prudential Day One Funds    77

Prudential Day One 2020 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($13,109 ÷ 1,300 shares of beneficial interest issued and outstanding)	$10.08

Class R2

Net asset value, offering price and redemption price per share, ($84,168 ÷ 8,344 shares of beneficial interest issued and outstanding)	$10.09

Class R3

Net asset value, offering price and redemption price per share, ($973,262 ÷ 96,368 shares of beneficial interest issued and outstanding)	$10.10

Class R4

Net asset value, offering price and redemption price per share, ($13,525 ÷ 1,338 shares of beneficial interest issued and outstanding)	$10.10

Class R5

Net asset value, offering price and redemption price per share, ($2,959,756 ÷ 292,974 shares of beneficial interest issued and outstanding)	$10.10

Class R6

Net asset value, offering price and redemption price per share, ($42,181,537 ÷ 4,193,498 shares of beneficial interest issued and outstanding)	$10.06

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$1,407,423

Expenses
Management fee	4,669
Distribution fee(a)	647
Custodian and accounting fees	32,740
Registration fees(a)	11,214
Professional fees	10,120
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,965
Shareholders’ reports	4,225
Transfer agent’s fees and expenses (including affiliated expense of $760)(a)	3,201
Miscellaneous	3,426

Total expenses	89,107
Less: Fee waiver and/or expense reimbursement(a)	(83,391)

Net expenses	5,716

Net investment income (loss)	1,401,707

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(392,022)
Net capital gain distributions received	452,708

60,686

Net change in unrealized appreciation (depreciation) on investments	(2,333,348)

Net gain (loss) on investment transactions	(2,272,662)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(870,955)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	94	521	—	—	—
Registration fees	1,852	1,852	1,852	1,852	1,852	1,954
Transfer agent’s fees and expenses	25	152	16	25	2,171	812
Fee waiver and/or expense reimbursement	(1,881)	(2,029)	(2,186)	(1,881)	(6,342)	(69,072)

See Notes to Financial Statements.

Prudential Day One Funds    79

Prudential Day One 2020 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,401,707	$2,931,903
Net realized gain (loss) on investment transactions	(392,022)	400,114
Net capital gain distributions received	452,708	3,063,332
Net change in unrealized appreciation (depreciation) on investments	(2,333,348)	(9,294,316)

Net increase (decrease) in net assets resulting from operations	(870,955)	(2,898,967)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(976)	(1,202)
Class R2	(6,256)	(390,989)
Class R3	(84,476)	(113,256)
Class R4	(1,068)	(1,296)
Class R5	(235,551)	(327,317)
Class R6	(3,469,557)	(5,214,209)

	(3,797,884)	(6,048,269)

Fund share transactions
Net proceeds from shares sold	1,048,548	6,812,377
Net asset value of shares issued in reinvestment of dividends and distributions	3,797,884	6,048,269
Cost of shares purchased	(4,827,622)	(22,840,078)

Net increase (decrease) in net assets from Fund share transactions	18,810	(9,979,432)

Total increase (decrease)	(4,650,029)	(18,926,668)

Net Assets:
Beginning of period	50,875,386	69,802,054

End of period	$46,225,357	$50,875,386

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.12		$12.82	$11.27	$11.09	$10.98	$10.52
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.47	0.15	0.16	0.19	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.51)		(1.08)	1.63	0.44	0.23	0.37
Total from investment operations	(0.23)		(0.61)	1.78	0.60	0.42	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.72)	(0.12)	(0.21)	(0.21)	(0.08)
Distributions from net realized gains	(0.40)		(0.37)	(0.11)	(0.21)	(0.10)	(0.01)
Total dividends and distributions	(0.81)		(1.09)	(0.23)	(0.42)	(0.31)	(0.09)
Net asset value, end of period	$10.08		$11.12	$12.82	$11.27	$11.09	$10.98
Total Return(b):	(1.72)%		(5.37)%	15.93%	5.35%	4.19%	5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$14	$12	$12	$11
Average net assets (000)	$13		$14	$13	$12	$11	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.76%	0.75%	0.74%	0.74%	0.64%
Expenses before waivers and/or expense reimbursement	30.08	%(d)	27.64%	51.00%	113.14%	105.39%	118.30%
Net investment income (loss)	5.34	%(d)	3.94%	1.23%	1.46%	1.74%	1.68%
Portfolio turnover rate(e)	16%		45%	49%	61%	33%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    81

Prudential Day One 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.14		$12.83	$11.28	$11.11	$10.99	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.57	0.18	0.18	0.22	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.51)		(1.14)	1.62	0.44	0.23	0.38
Total from investment operations	(0.21)		(0.57)	1.80	0.62	0.45	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.75)	(0.14)	(0.24)	(0.23)	(0.11)
Distributions from net realized gains	(0.40)		(0.37)	(0.11)	(0.21)	(0.10)	(0.01)
Total dividends and distributions	(0.84)		(1.12)	(0.25)	(0.45)	(0.33)	(0.12)
Net asset value, end of period	$10.09		$11.14	$12.83	$11.28	$11.11	$10.99
Total Return(b):	(1.60)%		(5.05)%	16.19%	5.59%	4.47%	5.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$84		$55	$5,742	$4,355	$3,446	$2,332
Average net assets (000)	$74		$3,140	$4,596	$3,904	$2,456	$693
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51	%(d)	0.51%	0.50%	0.49%	0.49%	0.46%
Expenses before waivers and/or expense reimbursement	5.93	%(d)	0.83%	0.88%	1.27%	1.51%	3.02%
Net investment income (loss)	5.74	%(d)	4.69%	1.49%	1.61%	2.02%	1.78%
Portfolio turnover rate(e)	16%		45%	49%	61%	33%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.17		$12.86	$11.30	$11.13	$11.01	$10.55
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.52	0.20	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.52)		(1.07)	1.63	0.42	0.22	0.35
Total from investment operations	(0.21)		(0.55)	1.83	0.63	0.47	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.77)	(0.16)	(0.25)	(0.25)	(0.13)
Distributions from net realized gains	(0.40)		(0.37)	(0.11)	(0.21)	(0.10)	(0.01)
Total dividends and distributions	(0.86)		(1.14)	(0.27)	(0.46)	(0.35)	(0.14)
Net asset value, end of period	$10.10		$11.17	$12.86	$11.30	$11.13	$11.01
Total Return(b):	(1.57)%		(4.89)%	16.41%	5.73%	4.63%	5.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$973		$1,099	$1,844	$1,541	$1,072	$1,134
Average net assets (000)	$1,033		$1,228	$1,655	$1,294	$1,066	$673
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36	%(d)	0.36%	0.35%	0.34%	0.34%	0.28%
Expenses before waivers and/or expense reimbursement	0.78	%(d)	0.65%	0.97%	1.80%	1.99%	3.00%
Net investment income (loss)	5.82	%(d)	4.37%	1.63%	1.87%	2.28%	2.33%
Portfolio turnover rate(e)	16%		45%	49%	61%	33%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    83

Prudential Day One 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.18		$12.87	$11.31	$11.13	$11.03	$10.55
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.53	0.21	0.21	0.28	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.52)		(1.06)	1.63	0.44	0.18	0.39
Total from investment operations	(0.21)		(0.53)	1.84	0.65	0.46	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.79)	(0.17)	(0.26)	(0.26)	(0.14)
Distributions from net realized gains	(0.40)		(0.37)	(0.11)	(0.21)	(0.10)	(0.01)
Total dividends and distributions	(0.87)		(1.16)	(0.28)	(0.47)	(0.36)	(0.15)
Net asset value, end of period	$10.10		$11.18	$12.87	$11.31	$11.13	$11.03
Total Return(b):	(1.56)%		(4.79)%	16.50%	5.82%	4.64%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$14	$12	$12	$61
Average net assets (000)	$13		$14	$13	$12	$37	$191
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26	%(d)	0.26%	0.25%	0.24%	0.24%	0.14%
Expenses before waivers and/or expense reimbursement	28.71	%(d)	26.44%	49.43%	110.87%	31.79%	7.79%
Net investment income (loss)	5.84	%(d)	4.44%	1.73%	1.95%	2.61%	2.19%
Portfolio turnover rate(e)	16%		45%	49%	61%	33%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.18		$12.88	$11.32	$11.14	$11.03	$10.56
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.55	0.22	0.24	0.25	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.51)		(1.08)	1.63	0.42	0.23	0.40
Total from investment operations	(0.20)		(0.53)	1.85	0.66	0.48	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.80)	(0.18)	(0.27)	(0.27)	(0.15)
Distributions from net realized gains	(0.40)		(0.37)	(0.11)	(0.21)	(0.10)	(0.01)
Total dividends and distributions	(0.88)		(1.17)	(0.29)	(0.48)	(0.37)	(0.16)
Net asset value, end of period	$10.10		$11.18	$12.88	$11.32	$11.14	$11.03
Total Return(b):	(1.45)%		(4.77)%	16.60%	6.03%	4.75%	5.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,960		$2,967	$3,585	$3,624	$3,962	$3,603
Average net assets (000)	$2,848		$3,448	$3,427	$3,783	$3,807	$1,162
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16	%(d)	0.16%	0.15%	0.14%	0.14%	0.11%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.50%	0.58%	0.92%	0.99%	1.91%
Net investment income (loss)	5.95	%(d)	4.58%	1.81%	2.22%	2.34%	2.13%
Portfolio turnover rate(e)	16%		45%	49%	61%	33%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    85

Prudential Day One 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.15		$12.84	$11.28		$11.11	$11.00	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.56	0.24		0.23	0.27	0.26
Net realized and unrealized gain (loss) on investment transactions	(0.51)		(1.06)	1.63		0.44	0.23	0.38
Total from investment operations	(0.19)		(0.50)	1.87		0.67	0.50	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.82)	(0.20)		(0.29)	(0.29)	(0.17)
Distributions from net realized gains	(0.40)		(0.37)	(0.11)		(0.21)	(0.10)	(0.01)
Total dividends and distributions	(0.90)		(1.19)	(0.31)		(0.50)	(0.39)	(0.18)
Net asset value, end of period	$10.06		$11.15	$12.84		$11.28	$11.11	$11.00
Total Return(b):	(1.39)%		(4.56)%	16.82%		6.10%	4.93%	6.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,182		$46,728	$58,602		$49,000	$35,018	$22,951
Average net assets (000)	$42,328		$54,565	$59,237		$39,274	$30,081	$16,888
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%		0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(e)	0.01%	(0.00	)%(f)	(0.01)%	(0.01)%	(0.10)%
Expenses before waivers and/or expense reimbursement	0.33	%(e)	0.25%	0.25%		0.46%	0.58%	0.93%
Net investment income (loss)	6.01	%(e)	4.71%	1.98%		2.11%	2.54%	2.42%
Portfolio turnover rate(g)	16%		45%	49%		61%	33%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)	Amount rounds to zero.

See Notes to Financial Statements.

Prudential Day One 2020 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    87

Prudential Day One 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 92.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	810,681	$7,133,989
PGIM Global Real Estate Fund (Class R6)	214,603	4,143,980
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	78,674	1,028,267
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	556,295	4,138,836
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	445,430	5,701,503
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	666,310	11,200,679
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	112,350	1,113,391
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	358,141	5,493,878
PGIM TIPS Fund (Class R6)	1,534,770	13,398,539
PGIM Total Return Bond Fund (Class R6)	847,519	10,280,404

TOTAL LONG-TERM INVESTMENTS (cost $61,768,926)		63,633,466

SHORT-TERM INVESTMENT 7.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,107,633)	5,107,633	5,107,633

TOTAL INVESTMENTS 99.8% (cost $66,876,559)(wd)		68,741,099
Other assets in excess of liabilities 0.2%		142,885

NET ASSETS 100.0%		$68,883,984

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)  PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$63,633,466	$—	$—
Short-Term Investment
Affiliated Mutual Fund	5,107,633	—	—

Total	$68,741,099	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

TIPS	19.4%
Large Cap	16.3
Total Return Bond	14.9
Core Bond	10.4
International Developed Markets	8.3
Broad Market	8.0
Short Term	7.4
Real Estate	6.0

Commodity	6.0%
Mid Cap	1.6
Small Cap	1.5

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential Day One Funds    89

Prudential Day One 2025 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets
Affiliated investments (cost $66,876,559)	$68,741,099
Receivable for investments sold	613,908
Receivable for Fund shares sold	357,402
Due from Manager	15,165
Prepaid expenses	834

Total Assets	69,728,408

Liabilities
Payable for investments purchased	689,905
Payable for Fund shares purchased	119,012
Accrued expenses and other liabilities	31,965
Fund data service fees	2,400
Trustees’ fees payable	696
Affiliated transfer agent fee payable	380
Distribution fee payable	66

Total Liabilities	844,424

Net Assets	$68,883,984

Net assets were comprised of:
Shares of beneficial interest, at par	$6,662
Paid-in capital in excess of par	71,783,426
Total distributable earnings (loss)	(2,906,104)

Net assets, January 31, 2023	$68,883,984

See Notes to Financial Statements.

Prudential Day One 2025 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1
Net asset value, offering price and redemption price per share, ($13,493 ÷ 1,309 shares of beneficial interest issued and outstanding)	$10.31

Class R2
Net asset value, offering price and redemption price per share, ($119,217 ÷ 11,552 shares of beneficial interest issued and outstanding)	$10.32

Class R3
Net asset value, offering price and redemption price per share, ($431,951 ÷ 41,841 shares of beneficial interest issued and outstanding)	$10.32

Class R4
Net asset value, offering price and redemption price per share, ($30,211 ÷ 2,927 shares of beneficial interest issued and outstanding)	$10.32

Class R5
Net asset value, offering price and redemption price per share, ($626,587 ÷ 60,695 shares of beneficial interest issued and outstanding)	$10.32

Class R6
Net asset value, offering price and redemption price per share, ($67,662,525 ÷ 6,543,607 shares of beneficial interest issued and outstanding)	$10.34

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds    91

Prudential Day One 2025 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$2,062,350

Expenses
Management fee	6,814
Distribution fee(a)	385
Shareholder servicing fees(a)	2
Custodian and accounting fees	32,711
Registration fees(a)	12,974
Professional fees	10,328
Audit fee	8,822
Trustees’ fees	5,412
Fund data services	5,078
Shareholders’ reports	4,219
Transfer agent’s fees and expenses (including affiliated expense of $1,122)(a)	2,173
Miscellaneous	3,285

Total expenses	92,203
Less: Fee waiver and/or expense reimbursement(a)	(88,196)

Net expenses	4,007

Net investment income (loss)	2,058,343

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(583,273)
Net capital gain distributions received	768,841

185,568

Net change in unrealized appreciation (depreciation) on investments	(3,130,461)

Net gain (loss) on investment transactions	(2,944,893)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(886,550)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	33	136	216	—	—	—
Shareholder servicing fees	—	—	—	2	—	—
Registration fees	1,890	2,394	1,890	1,891	1,891	3,018
Transfer agent’s fees and expenses	40	391	15	44	517	1,166
Fee waiver and/or expense reimbursement	(1,929)	(2,768)	(1,837)	(1,932)	(2,621)	(77,109)

See Notes to Financial Statements.

Prudential Day One 2025 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,058,343	$3,878,466
Net realized gain (loss) on investment transactions	(583,273)	(407,133)
Net capital gain distributions received	768,841	4,408,605
Net change in unrealized appreciation (depreciation) on investments	(3,130,461)	(12,272,511)

Net increase (decrease) in net assets resulting from operations	(886,550)	(4,392,573)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(846)	(1,353)
Class R2	(7,493)	(8,344)
Class R3	(29,707)	(46,210)
Class R4	(1,952)	(1,671)
Class R5	(46,333)	(33,003)
Class R6	(4,701,615)	(8,656,371)

	(4,787,946)	(8,746,952)

Fund share transactions
Net proceeds from shares sold	2,209,827	21,309,172
Net asset value of shares issued in reinvestment of dividends and distributions	4,787,946	8,746,952
Cost of shares purchased	(4,926,515)	(34,928,838)

Net increase (decrease) in net assets from Fund share transactions	2,071,258	(4,872,714)

Total increase (decrease)	(3,603,238)	(18,012,239)

Net Assets:
Beginning of period	72,487,222	90,499,461

End of period	$68,883,984	$72,487,222

See Notes to Financial Statements.

Prudential Day One Funds    93

Prudential Day One 2025 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.19		$13.01	$11.24	$11.14	$11.15	$10.58
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.47	0.14	0.05	0.19	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.47)		(1.07)	1.84	0.53	0.18	0.50
Total from investment operations	(0.19)		(0.60)	1.98	0.58	0.37	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.75)	(0.11)	(0.21)	(0.20)	(0.10)
Distributions from net realized gains	(0.31)		(0.47)	(0.10)	(0.27)	(0.18)	(-	)(b)
Total dividends and distributions	(0.69)		(1.22)	(0.21)	(0.48)	(0.38)	(0.10)
Net asset value, end of period	$10.31		$11.19	$13.01	$11.24	$11.14	$11.15
Total Return(c):	(1.40)%		(5.37)%	17.76%	5.25%	3.73%	6.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$14	$14	$12	$671	$678
Average net assets (000)	$13		$14	$13	$122	$625	$639
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.76%	0.75%	0.75%	0.74%	0.65%
Expenses before waivers and/or expense reimbursement	30.05	%(e)	27.65%	50.15%	11.62%	3.01%	3.42%
Net investment income (loss)	5.32	%(e)	3.86%	1.18%	0.49%	1.72%	1.55%
Portfolio turnover rate(f)	17%		58%	44%	57%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.22		$13.04	$11.26	$11.15	$11.16	$10.59
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.48	0.15	(0.01)	0.18	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.48)		(1.05)	1.86	0.63	0.22	0.46
Total from investment operations	(0.18)		(0.57)	2.01	0.62	0.40	0.70
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.78)	(0.13)	(0.24)	(0.23)	(0.13)
Distributions from net realized gains	(0.31)		(0.47)	(0.10)	(0.27)	(0.18)	(-	)(b)
Total dividends and distributions	(0.72)		(1.25)	(0.23)	(0.51)	(0.41)	(0.13)
Net asset value, end of period	$10.32		$11.22	$13.04	$11.26	$11.15	$11.16
Total Return(c):	(1.32)%		(5.12)%	18.09%	5.45%	4.09%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119		$106	$82	$90	$117	$14
Average net assets (000)	$108		$92	$71	$136	$39	$18
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.51	%(e)	0.51%	0.50%	0.50%	0.49%	0.39%
Expenses before waivers and/or expense reimbursement	5.59	%(e)	6.27%	10.60%	10.64%	31.08%	71.60%
Net investment income (loss)	5.66	%(e)	3.99%	1.29%	(0.13)%	1.60%	2.18%
Portfolio turnover rate(f)	17%		58%	44%	57%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    95

Prudential Day One 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.23		$13.06	$11.27	$11.17	$11.18	$10.61
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.43	0.19	0.21	0.23	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.48)		(0.99)	1.85	0.41	0.19	0.51
Total from investment operations	(0.17)		(0.56)	2.04	0.62	0.42	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.80)	(0.15)	(0.25)	(0.25)	(0.15)
Distributions from net realized gains	(0.31)		(0.47)	(0.10)	(0.27)	(0.18)	(-	)(b)
Total dividends and distributions	(0.74)		(1.27)	(0.25)	(0.52)	(0.43)	(0.15)
Net asset value, end of period	$10.32		$11.23	$13.06	$11.27	$11.17	$11.18
Total Return(c):	(1.25)%		(5.04)%	18.32%	5.62%	4.17%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$432		$449	$9,911	$8,064	$7,737	$5,871
Average net assets (000)	$429		$663	$8,876	$7,803	$6,760	$4,653
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.36	%(e)	0.36%	0.35%	0.35%	0.34%	0.25%
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.02%	0.61%	0.90%	1.00%	1.24%
Net investment income (loss)	5.77	%(e)	3.60%	1.59%	1.89%	2.14%	1.94%
Portfolio turnover rate(f)	17%		58%	44%	57%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.24		$13.06	$11.28	$11.17	$11.18	$10.61
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.51	0.20	0.22	0.22	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.50)		(1.05)	1.84	0.43	0.21	0.53
Total from investment operations	(0.17)		(0.54)	2.04	0.65	0.43	0.73
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.81)	(0.16)	(0.27)	(0.26)	(0.16)
Distributions from net realized gains	(0.31)		(0.47)	(0.10)	(0.27)	(0.18)	(-	)(b)
Total dividends and distributions	(0.75)		(1.28)	(0.26)	(0.54)	(0.44)	(0.16)
Net asset value, end of period	$10.32		$11.24	$13.06	$11.28	$11.17	$11.18
Total Return(c):	(1.24)%		(4.87)%	18.43%	5.73%	4.27%	6.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30		$22	$15	$13	$12	$109
Average net assets (000)	$25		$18	$14	$12	$45	$134
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.26	%(e)	0.26%	0.25%	0.25%	0.25%	0.13%
Expenses before waivers and/or expense reimbursement	15.31	%(e)	21.59%	48.41%	109.74%	26.16%	10.37%
Net investment income (loss)	6.12	%(e)	4.24%	1.68%	1.99%	2.04%	1.81%
Portfolio turnover rate(f)	17%		58%	44%	57%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    97

Prudential Day One 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.25		$13.07	$11.28	$11.17	$11.19	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.49	0.22	0.24	0.24	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.50)		(1.02)	1.84	0.41	0.19	0.51
Total from investment operations	(0.17)		(0.53)	2.06	0.65	0.43	0.74
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.82)	(0.17)	(0.27)	(0.27)	(0.17)
Distributions from net realized gains	(0.31)		(0.47)	(0.10)	(0.27)	(0.18)	(-	)(b)
Total dividends and distributions	(0.76)		(1.29)	(0.27)	(0.54)	(0.45)	(0.17)
Net asset value, end of period	$10.32		$11.25	$13.07	$11.28	$11.17	$11.19
Total Return(c):	(1.22)%		(4.77)%	18.53%	5.90%	4.29%	6.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$627		$606	$266	$160	$295	$37
Average net assets (000)	$616		$425	$197	$238	$71	$25
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.16%	0.15%	0.16%	0.14%	0.07%
Expenses before waivers and/or expense reimbursement	1.00	%(e)	1.24%	3.68%	6.04%	16.90%	50.68%
Net investment income (loss)	6.11	%(e)	4.12%	1.85%	2.12%	2.21%	2.05%
Portfolio turnover rate(f)	17%		58%	44%	57%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021		2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.27		$13.10	$11.30		$11.19		$11.21	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.56	0.24		0.23		0.27	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.48)		(1.08)	1.85		0.44		0.17	0.51
Total from investment operations	(0.16)		(0.52)	2.09		0.67		0.44	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.84)	(0.19)		(0.29)		(0.28)	(0.19)
Distributions from net realized gains	(0.31)		(0.47)	(0.10)		(0.27)		(0.18)	(-	)(b)
Total dividends and distributions	(0.77)		(1.31)	(0.29)		(0.56)		(0.46)	(0.19)
Net asset value, end of period	$10.34		$11.27	$13.10		$11.30		$11.19	$11.21
Total Return(c):	(1.06)%		(4.70)%	18.75%		5.96%		4.55%	7.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,663		$71,290	$80,212		$62,135		$40,932	$25,880
Average net assets (000)	$66,396		$82,904	$79,030		$47,867		$35,028	$20,307
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%		0.00%		0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(f)	0.01%	0.00	%(b)	(0.00	)%(b)	(0.01)%	(0.09)%
Expenses before waivers and/or expense reimbursement	0.24	%(f)	0.19%	0.20%		0.40%		0.51%	0.70%
Net investment income (loss)	6.04	%(f)	4.62%	1.94%		2.09%		2.52%	2.29%
Portfolio turnover rate(g)	17%		58%	44%		57%		35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.

See Notes to Financial Statements.

Prudential Day One Funds    99

Prudential Day One 2025 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 93.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	554,401	$4,878,724
PGIM Global Real Estate Fund (Class R6)	211,921	4,092,199
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	108,316	1,415,686
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	512,985	3,816,610
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	61,896	672,187
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	545,915	6,987,715
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	751,551	12,633,567
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	154,869	1,534,751
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	456,556	7,003,576
PGIM TIPS Fund (Class R6)	1,283,968	11,209,042
PGIM Total Return Bond Fund (Class R6)	792,524	9,613,313

TOTAL LONG-TERM INVESTMENTS
(cost $60,941,169)		63,857,370

SHORT-TERM INVESTMENT 6.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $4,258,725)	4,258,725	4,258,725

TOTAL INVESTMENTS 100.0%
(cost $65,199,894)(wd)		68,116,095
Liabilities in excess of other assets (0.0)%		(17,756)

NET ASSETS 100.0%		$68,098,339

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd) PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    101

Prudential Day One 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$63,857,370	$—	$—
Short-Term Investment
Affiliated Mutual Fund	4,258,725	—	—

Total	$68,116,095	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	18.5%
TIPS	16.5
Total Return Bond	14.1
Broad Market	10.3
International Developed Markets	10.3
Core Bond	7.2
Short Term	6.2
Real Estate	6.0
Commodity	5.6
Mid Cap	2.2

Small Cap	2.1%
Emerging Markets	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets
Affiliated investments (cost $65,199,894)	$68,116,095
Receivable for investments sold	89,299
Receivable for Fund shares sold	81,778
Due from Manager	15,418
Prepaid expenses	4,212

Total Assets	68,306,802

Liabilities
Payable for investments purchased	156,835
Custodian and accounting fees payable	19,930
Payable for Fund shares purchased	11,474
Audit fees payable	8,821
Accrued expenses and other liabilities	7,664
Fund data service fees	2,400
Trustees’ fees payable	727
Affiliated transfer agent fee payable	405
Distribution fee payable	207

Total Liabilities	208,463

Net Assets	$68,098,339

Net assets were comprised of:
Shares of beneficial interest, at par	$6,245
Paid-in capital in excess of par	69,532,773
Total distributable earnings (loss)	(1,440,679)

Net assets, January 31, 2023	$68,098,339

See Notes to Financial Statements.

Prudential Day One Funds    103

Prudential Day One 2030 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($63,934 ÷ 5,877 shares of beneficial interest issued and outstanding)	$10.88

Class R2

Net asset value, offering price and redemption price per share, ($314,485 ÷ 28,860 shares of beneficial interest issued and outstanding)	$10.90

Class R3

Net asset value, offering price and redemption price per share, ($1,409,260 ÷ 129,441 shares of beneficial interest issued and outstanding)	$10.89

Class R4

Net asset value, offering price and redemption price per share, ($31,358 ÷ 2,885 shares of beneficial interest issued and outstanding)	$10.87

Class R5

Net asset value, offering price and redemption price per share, ($3,997,807 ÷ 367,056 shares of beneficial interest issued and outstanding)	$10.89

Class R6

Net asset value, offering price and redemption price per share, ($62,281,495 ÷ 5,710,408 shares of beneficial interest issued and outstanding)	$10.91

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$1,934,609

Expenses
Management fee	6,707
Distribution fee(a)	1,179
Shareholder servicing fees(a)	30
Custodian and accounting fees	32,776
Registration fees(a)	12,800
Professional fees	10,355
Audit fee	8,822
Trustees’ fees	5,444
Fund data services	5,078
Transfer agent’s fees and expenses (including affiliated expense of $ 1,179)(a)	4,589
Shareholders’ reports	4,294
Miscellaneous	3,259

Total expenses	95,333
Less: Fee waiver and/or expense reimbursement(a)	(90,590)

Net expenses	4,743

Net investment income (loss)	1,929,866

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(619,855)
Net capital gain distributions received	992,911

373,056

Net change in unrealized appreciation (depreciation) on investments	(2,773,311)

Net gain (loss) on investment transactions	(2,400,255)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(470,389)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	150	370	659	—	—	—
Shareholder servicing fees	16	8	—	6	—	—
Registration fees	1,865	2,369	1,864	1,864	1,865	2,973
Transfer agent’s fees and expenses	102	323	20	47	2,966	1,131
Fee waiver and/or expense reimbursement	(1,978)	(2,674)	(1,776)	(1,914)	(6,421)	(75,827)

See Notes to Financial Statements.

Prudential Day One Funds  105

Prudential Day One 2030 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,929,866	$3,460,920
Net realized gain (loss) on investment transactions	(619,855)	(902,373)
Net capital gain distributions received	992,911	5,457,059
Net change in unrealized appreciation (depreciation) on investments	(2,773,311)	(12,500,339)

Net increase (decrease) in net assets resulting from operations	(470,389)	(4,484,733)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,803)	(4,666)
Class R2	(23,953)	(625,131)
Class R3	(109,021)	(114,735)
Class R4	(3,094)	(2,155)
Class R5	(321,515)	(327,886)
Class R6	(5,191,158)	(6,412,830)

	(5,653,544)	(7,487,403)

Fund share transactions
Net proceeds from shares sold	1,551,811	17,485,548
Net asset value of shares issued in reinvestment of dividends and distributions	5,653,544	7,487,403
Cost of shares purchased	(4,272,404)	(27,641,160)

Net increase (decrease) in net assets from Fund share transactions	2,932,951	(2,668,209)

Total increase (decrease)	(3,190,982)	(14,640,345)

Net Assets:
Beginning of period	71,289,321	85,929,666

End of period	$68,098,339	$71,289,321

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.92		$13.72	$11.48	$11.45	$11.53	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.43	0.13	0.17	0.18	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.44)		(1.15)	2.32	0.41	0.13	0.77
Total from investment operations	(0.15)		(0.72)	2.45	0.58	0.31	0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.79)	(0.11)	(0.20)	(0.22)	(0.12)
Distributions from net realized gains	(0.49)		(0.29)	(0.10)	(0.35)	(0.17)	(-	)(b)
Total dividends and distributions	(0.89)		(1.08)	(0.21)	(0.55)	(0.39)	(0.12)
Net asset value, end of period	$10.88		$11.92	$13.72	$11.48	$11.45	$11.53
Total Return(c):	(0.85)%		(5.94)%	21.50%	5.04%	3.18%	8.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64		$59	$55	$38	$33	$27
Average net assets (000)	$60		$58	$48	$36	$30	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.74%	0.74%	0.74%	0.66%
Expenses before waivers and/or expense reimbursement	7.34	%(e)	7.42%	14.75%	37.24%	40.10%	84.71%
Net investment income (loss)	5.12	%(e)	3.37%	1.05%	1.54%	1.62%	1.29%
Portfolio turnover rate(f)	19%		56%	46%	55%	36%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    107

Prudential Day One 2030 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.95		$13.74	$11.50	$11.47	$11.55	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.58	0.16	0.16	0.21	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.43)		(1.26)	2.31	0.45	0.13	0.83
Total from investment operations	(0.13)		(0.68)	2.47	0.61	0.34	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.82)	(0.13)	(0.23)	(0.25)	(0.14)
Distributions from net realized gains	(0.49)		(0.29)	(0.10)	(0.35)	(0.17)	(-	)(b)
Total dividends and distributions	(0.92)		(1.11)	(0.23)	(0.58)	(0.42)	(0.14)
Net asset value, end of period	$10.90		$11.95	$13.74	$11.50	$11.47	$11.55
Total Return(c):	(0.72)%		(5.69)%	21.83%	5.29%	3.46%	8.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$314		$299	$7,308	$4,896	$3,404	$2,637
Average net assets (000)	$294		$5,088	$6,013	$4,148	$3,149	$883
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.49%	0.49%	0.49%	0.49%	0.47%
Expenses before waivers and/or expense reimbursement	2.30	%(e)	0.76%	0.84%	1.25%	1.40%	2.63%
Net investment income (loss)	5.32	%(e)	4.39%	1.29%	1.42%	1.87%	0.99%
Portfolio turnover rate(f)	19%		56%	46%	55%	36%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.95		$13.75	$11.50	$11.47	$11.55	$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.47	0.18	0.19	0.21	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.43)		(1.13)	2.32	0.44	0.15	0.74
Total from investment operations	(0.12)		(0.66)	2.50	0.63	0.36	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.85)	(0.15)	(0.25)	(0.27)	(0.16)
Distributions from net realized gains	(0.49)		(0.29)	(0.10)	(0.35)	(0.17)	(-	)(b)
Total dividends and distributions	(0.94)		(1.14)	(0.25)	(0.60)	(0.44)	(0.16)
Net asset value, end of period	$10.89		$11.95	$13.75	$11.50	$11.47	$11.55
Total Return(c):	(0.60)%		(5.55)%	22.00%	5.44%	3.63%	8.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,409		$1,341	$3,414	$2,416	$1,349	$728
Average net assets (000)	$1,307		$1,397	$2,857	$1,832	$1,018	$440
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35	%(e)	0.35%	0.34%	0.34%	0.34%	0.29%
Expenses before waivers and/or expense reimbursement	0.62	%(e)	0.57%	0.78%	1.50%	2.03%	4.05%
Net investment income (loss)	5.49	%(e)	3.71%	1.45%	1.67%	1.93%	1.81%
Portfolio turnover rate(f)	19%		56%	46%	55%	36%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    109

Prudential Day One 2030 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.94		$13.74	$11.49	$11.46	$11.56	$10.77
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.48	0.19	0.23	0.29	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.46)		(1.13)	2.32	0.41	0.06	0.76
Total from investment operations	(0.12)		(0.65)	2.51	0.64	0.35	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.86)	(0.16)	(0.26)	(0.28)	(0.17)
Distributions from net realized gains	(0.49)		(0.29)	(0.10)	(0.35)	(0.17)	(-	)(b)
Total dividends and distributions	(0.95)		(1.15)	(0.26)	(0.61)	(0.45)	(0.17)
Net asset value, end of period	$10.87		$11.94	$13.74	$11.49	$11.46	$11.56
Total Return(c):	(0.58)%		(5.47)%	22.12%	5.58%	3.56%	8.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31		$31	$22	$14	$12	$1,114
Average net assets (000)	$32		$26	$18	$12	$483	$987
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.25	%(e)	0.25%	0.24%	0.24%	0.25%	0.17%
Expenses before waivers and/or expense reimbursement	12.01	%(e)	14.46%	37.53%	106.51%	3.30%	2.43%
Net investment income (loss)	5.95	%(e)	3.79%	1.54%	2.01%	2.58%	1.82%
Portfolio turnover rate(f)	19%		56%	46%	55%	36%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.97		$13.77	$11.52	$11.48	$11.57	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.51	0.21	0.25	0.25	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.44)		(1.15)	2.31	0.41	0.12	0.82
Total from investment operations	(0.12)		(0.64)	2.52	0.66	0.37	0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.87)	(0.17)	(0.27)	(0.29)	(0.18)
Distributions from net realized gains	(0.49)		(0.29)	(0.10)	(0.35)	(0.17)	(-	)(b)
Total dividends and distributions	(0.96)		(1.16)	(0.27)	(0.62)	(0.46)	(0.18)
Net asset value, end of period	$10.89		$11.97	$13.77	$11.52	$11.48	$11.57
Total Return(c):	(0.56)%		(5.36)%	22.18%	5.73%	3.76%	9.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,998		$3,921	$3,877	$3,222	$3,012	$2,728
Average net assets (000)	$3,787		$3,888	$3,548	$3,087	$2,785	$934
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.15	%(e)	0.15%	0.14%	0.14%	0.14%	0.12%
Expenses before waivers and/or expense reimbursement	0.49	%(e)	0.44%	0.55%	1.00%	1.10%	2.18%
Net investment income (loss)	5.65	%(e)	3.94%	1.66%	2.19%	2.21%	1.36%
Portfolio turnover rate(f)	19%		56%	46%	55%	36%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    111

Prudential Day One 2030 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.00		$13.80	$11.54	$11.50	$11.59	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.53	0.23	0.24	0.25	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.44)		(1.15)	2.32	0.44	0.14	0.78
Total from investment operations	(0.11)		(0.62)	2.55	0.68	0.39	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.89)	(0.19)	(0.29)	(0.31)	(0.20)
Distributions from net realized gains	(0.49)		(0.29)	(0.10)	(0.35)	(0.17)	(-	)(b)
Total dividends and distributions	(0.98)		(1.18)	(0.29)	(0.64)	(0.48)	(0.20)
Net asset value, end of period	$10.91		$12.00	$13.80	$11.54	$11.50	$11.59
Total Return(c):	(0.48)%		(5.20)%	22.40%	5.87%	3.93%	9.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,281		$65,639	$71,254	$51,305	$36,517	$22,067
Average net assets (000)	$61,040		$73,198	$68,119	$40,094	$29,867	$15,382
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.00	)%(f)	(0.00)%	(0.01)%	(0.01)%	(0.01)%	(0.07)%
Expenses before waivers and/or expense reimbursement	0.25	%(f)	0.20%	0.22%	0.46%	0.57%	0.97%
Net investment income (loss)	5.77	%(f)	4.14%	1.79%	2.13%	2.25%	1.94%
Portfolio turnover rate(g)	19%		56%	46%	55%	36%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.

See Notes to Financial Statements.

Prudential Day One 2030 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    113

Prudential Day One 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 96.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	313,531	$2,759,072
PGIM Global Real Estate Fund (Class R6)	143,853	2,777,801
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	116,453	1,522,041
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	332,947	2,477,128
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	143,998	1,563,813
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	501,088	6,413,923
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	625,664	10,517,409
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	173,538	1,719,760
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	424,661	6,514,292
PGIM TIPS Fund (Class R6)	641,185	5,597,546
PGIM Total Return Bond Fund (Class R6)	478,873	5,808,730

TOTAL LONG-TERM INVESTMENTS (cost $44,457,857)		47,671,515

SHORT-TERM INVESTMENT 3.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $1,840,762)	1,840,762	1,840,762

TOTAL INVESTMENTS 99.9%
(cost $46,298,619)(wd)		49,512,277
Other assets in excess of liabilities 0.1%		64,446

NET ASSETS 100.0%		$49,576,723

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$47,671,515	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,840,762	—	—

Total	$49,512,277	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	21.2%
Broad Market	13.1
International Developed Markets	12.9
Total Return Bond	11.7
TIPS	11.3
Real Estate	5.6
Core Bond	5.6
Commodity	5.0
Short Term	3.7

Mid Cap	3.5%
Emerging Markets	3.2
Small Cap	3.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Day One Funds    115

Prudential Day One 2035 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets
Affiliated investments (cost $46,298,619)	$49,512,277
Receivable for investments sold	432,090
Receivable for Fund shares sold	285,286
Due from Manager	16,326
Prepaid expenses	884

Total Assets	50,246,863

Liabilities
Payable for investments purchased	620,958
Accrued expenses and other liabilities	31,731
Payable for Fund shares purchased	13,889
Fund data service fees	2,400
Trustees’ fees payable	715
Affiliated transfer agent fee payable	383
Distribution fee payable	64

Total Liabilities	670,140

Net Assets	$49,576,723

Net assets were comprised of:
Shares of beneficial interest, at par	$4,536
Paid-in capital in excess of par	49,119,772
Total distributable earnings (loss)	452,415

Net assets, January 31, 2023	$49,576,723

See Notes to Financial Statements.

Prudential Day One 2035 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1
Net asset value, offering price and redemption price per share, ($31,978 ÷ 2,931 shares of beneficial interest issued and outstanding)	$10.91

Class R2
Net asset value, offering price and redemption price per share, ($118,802 ÷ 10,889 shares of beneficial interest issued and outstanding)	$10.91

Class R3
Net asset value, offering price and redemption price per share, ($343,240 ÷ 31,414 shares of beneficial interest issued and outstanding)	$10.93

Class R4
Net asset value, offering price and redemption price per share, ($15,355 ÷ 1,404 shares of beneficial interest issued and outstanding)	$10.93

Class R5
Net asset value, offering price and redemption price per share, ($681,986 ÷ 62,417 shares of beneficial interest issued and outstanding)	$10.93

Class R6
Net asset value, offering price and redemption price per share, ($48,385,362 ÷ 4,426,796 shares of beneficial interest issued and outstanding)	$10.93

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds    117

Prudential Day One 2035 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$1,307,273

Expenses
Management fee	4,748
Distribution fee(a)	585
Shareholder servicing fees(a)	50
Custodian and accounting fees	32,870
Registration fees(a)	11,537
Professional fees	10,129
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,955
Shareholders’ reports	4,784
Transfer agent’s fees and expenses (including affiliated expense of $1,150)(a)	2,495
Miscellaneous	3,370

Total expenses	89,423
Less: Fee waiver and/or expense reimbursement(a)	(92,900)

Net expenses	(3,477)

Net investment income (loss)	1,310,750

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(528,577)
Net capital gain distributions received	898,151

369,574

Net change in unrealized appreciation (depreciation) on investments	(1,575,792)

Net gain (loss) on investment transactions	(1,206,218)

Net Increase (Decrease) In Net Assets Resulting From Operations	$104,532

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	76	355	154	—	—	—
Shareholder servicing fees	5	45	—	—	—	—
Registration fees	1,864	2,116	1,864	1,864	1,864	1,965
Transfer agent’s fees and expenses	85	772	20	46	487	1,085
Fee waiver and/or expense reimbursement	(1,968)	(3,041)	(2,019)	(1,917)	(2,885)	(81,070)

See Notes to Financial Statements.

Prudential Day One 2035 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,310,750	$2,100,236
Net realized gain (loss) on investment transactions	(528,577)	753,082
Net capital gain distributions received	898,151	4,042,769
Net change in unrealized appreciation (depreciation) on investments	(1,575,792)	(10,560,948)

Net increase (decrease) in net assets resulting from operations	104,532	(3,664,861)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,086)	(3,686)
Class R2	(7,734)	(63,858)
Class R3	(22,868)	(31,195)
Class R4	(1,075)	(1,959)
Class R5	(44,097)	(43,940)
Class R6	(3,482,425)	(6,732,940)

	(3,560,285)	(6,877,578)

Fund share transactions
Net proceeds from shares sold	3,064,917	11,175,683
Net asset value of shares issued in reinvestment of dividends and distributions	3,560,285	6,877,578
Cost of shares purchased	(2,791,879)	(22,420,206)

Net increase (decrease) in net assets from Fund share transactions	3,833,323	(4,366,945)

Total increase (decrease)	377,570	(14,909,384)

Net Assets:
Beginning of period	49,199,153	64,108,537

End of period	$49,576,723	$49,199,153

See Notes to Financial Statements.

Prudential Day One Funds    119

Prudential Day One 2035 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.73		$14.14	$11.47	$11.42	$11.68	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.39	0.12	0.16	0.12	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.32)		(1.17)	2.76	0.41	0.11	0.90
Total from investment operations	(0.05)		(0.78)	2.88	0.57	0.23	1.02
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.86)	(0.11)	(0.18)	(0.23)	(0.15)
Distributions from net realized gains	(0.48)		(0.77)	(0.10)	(0.34)	(0.26)	(-	)(b)
Total dividends and distributions	(0.77)		(1.63)	(0.21)	(0.52)	(0.49)	(0.15)
Net asset value, end of period	$10.91		$11.73	$14.14	$11.47	$11.42	$11.68
Total Return(c):	(0.07)%		(6.67)%	25.33%	4.94%	2.55%	9.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$31	$32	$25	$24	$12
Average net assets (000)	$30		$31	$29	$24	$17	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.73%	0.72%	0.72%	0.63%
Expenses before waivers and/or expense reimbursement	13.74	%(e)	13.02%	29.33%	56.33%	70.38%	106.90%
Net investment income (loss)	4.82	%(e)	3.02%	0.91%	1.44%	1.03%	1.04%
Portfolio turnover rate(f)	16%		52%	45%	45%	35%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.75		$14.15	$11.48	$11.43	$11.69	$10.83
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.42	0.15	0.19	0.18	0.08
Net realized and unrealized gain (loss) on investment transactions	(0.19)		(1.16)	2.76	0.41	0.07	0.96
Total from investment operations	(0.04)		(0.74)	2.91	0.60	0.25	1.04
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.89)	(0.14)	(0.21)	(0.25)	(0.18)
Distributions from net realized gains	(0.48)		(0.77)	(0.10)	(0.34)	(0.26)	(-	)(b)
Total dividends and distributions	(0.80)		(1.66)	(0.24)	(0.55)	(0.51)	(0.18)
Net asset value, end of period	$10.91		$11.75	$14.15	$11.48	$11.43	$11.69
Total Return(c):	0.01%		(6.36)%	25.59%	5.20%	2.84%	9.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119		$546	$526	$324	$353	$352
Average net assets (000)	$282		$535	$409	$359	$340	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.48	%(e)	0.48%	0.48%	0.47%	0.47%	0.44%
Expenses before waivers and/or expense reimbursement	2.62	%(e)	1.80%	2.54%	4.84%	4.85%	17.83%
Net investment income (loss)	2.61	%(e)	3.25%	1.13%	1.66%	1.60%	0.70%
Portfolio turnover rate(f)	16%		52%	45%	45%	35%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    121

Prudential Day One 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.77		$14.18	$11.50	$11.45	$11.71	$10.84
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.30	0.17	0.20	0.20	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.33)		(1.03)	2.76	0.42	0.07	0.89
Total from investment operations	(0.03)		(0.73)	2.93	0.62	0.27	1.06
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.91)	(0.15)	(0.23)	(0.27)	(0.19)
Distributions from net realized gains	(0.48)		(0.77)	(0.10)	(0.34)	(0.26)	(-	)(b)
Total dividends and distributions	(0.81)		(1.68)	(0.25)	(0.57)	(0.53)	(0.19)
Net asset value, end of period	$10.93		$11.77	$14.18	$11.50	$11.45	$11.71
Total Return(c):	0.18%		(6.29)%	25.80%	5.34%	3.01%	9.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$343		$303	$9,978	$7,298	$6,271	$5,849
Average net assets (000)	$306		$463	$8,548	$6,663	$5,850	$4,950
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33	%(e)	0.33%	0.33%	0.32%	0.32%	0.24%
Expenses before waivers and/or expense reimbursement	1.64	%(e)	1.36%	0.70%	1.11%	1.31%	1.58%
Net investment income (loss)	5.32	%(e)	2.36%	1.30%	1.82%	1.83%	1.46%
Portfolio turnover rate(f)	16%		52%	45%	45%	35%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.79		$14.20	$11.51	$11.46	$11.72	$10.85
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.46	0.18	0.22	0.31	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.33)		(1.17)	2.78	0.41	(0.03)	0.90
Total from investment operations	(0.03)		(0.71)	2.96	0.63	0.28	1.07
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.93)	(0.17)	(0.24)	(0.28)	(0.20)
Distributions from net realized gains	(0.48)		(0.77)	(0.10)	(0.34)	(0.26)	(-	)(b)
Total dividends and distributions	(0.83)		(1.70)	(0.27)	(0.58)	(0.54)	(0.20)
Net asset value, end of period	$10.93		$11.79	$14.20	$11.51	$11.46	$11.72
Total Return(c):	0.11%		(6.17)%	25.98%	5.43%	3.12%	9.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$15	$16	$13	$12	$50
Average net assets (000)	$15		$16	$15	$12	$28	$48
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.23	%(e)	0.23%	0.23%	0.22%	0.21%	0.13%
Expenses before waivers and/or expense reimbursement	26.17	%(e)	23.52%	44.91%	106.41%	41.69%	27.89%
Net investment income (loss)	5.29	%(e)	3.53%	1.41%	1.94%	2.78%	1.48%
Portfolio turnover rate(f)	16%		52%	45%	45%	35%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    123

Prudential Day One 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.79		$14.20	$11.51	$11.45	$11.72	$10.85
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.43	0.19	0.20	0.24	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.33)		(1.13)	2.78	0.45	0.05	0.91
Total from investment operations	(0.02)		(0.70)	2.97	0.65	0.29	1.09
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.94)	(0.18)	(0.25)	(0.30)	(0.22)
Distributions from net realized gains	(0.48)		(0.77)	(0.10)	(0.34)	(0.26)	(-	)(b)
Total dividends and distributions	(0.84)		(1.71)	(0.28)	(0.59)	(0.56)	(0.22)
Net asset value, end of period	$10.93		$11.79	$14.20	$11.51	$11.45	$11.72
Total Return(c):	0.22%		(6.08)%	26.09%	5.62%	3.15%	10.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$682		$542	$314	$147	$95	$33
Average net assets (000)	$563		$408	$219	$122	$69	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.13	%(e)	0.13%	0.13%	0.12%	0.12%	0.04%
Expenses before waivers and/or expense reimbursement	1.15	%(e)	1.35%	3.46%	11.56%	17.68%	87.88%
Net investment income (loss)	5.53	%(e)	3.38%	1.47%	1.81%	2.16%	1.54%
Portfolio turnover rate(f)	16%		52%	45%	45%	35%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.80		$14.21	$11.52	$11.46	$11.74	$10.87
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.49	0.21	0.22	0.24	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.32)		(1.17)	2.77	0.45	0.05	0.88
Total from investment operations	(0.01)		(0.68)	2.98	0.67	0.29	1.10
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.96)	(0.19)	(0.27)	(0.31)	(0.23)
Distributions from net realized gains	(0.48)		(0.77)	(0.10)	(0.34)	(0.26)	(-	)(b)
Total dividends and distributions	(0.86)		(1.73)	(0.29)	(0.61)	(0.57)	(0.23)
Net asset value, end of period	$10.93		$11.80	$14.21	$11.52	$11.46	$11.74
Total Return(c):	0.29%		(5.94)%	26.25%	5.77%	3.23%	10.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,385		$47,761	$53,243	$42,659	$24,312	$15,099
Average net assets (000)	$45,897		$54,250	$52,063	$28,765	$20,031	$11,332
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.02	)%(f)	(0.02)%	(0.02)%	(0.03)%	(0.03)%	(0.11)%
Expenses before waivers and/or expense reimbursement	0.33	%(f)	0.28%	0.28%	0.61%	0.81%	1.10%
Net investment income (loss)	5.54	%(f)	3.79%	1.66%	1.99%	2.14%	1.88%
Portfolio turnover rate(g)	16%		52%	45%	45%	35%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.

See Notes to Financial Statements.

Prudential Day One Funds    125

Prudential Day One 2035 Fund

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	248,869	$2,190,051
PGIM Global Real Estate Fund (Class R6)	120,703	2,330,785
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	136,193	1,780,037
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	313,039	2,329,010
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	211,467	2,296,534
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	581,716	7,445,970
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	628,442	10,564,113
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	242,680	2,404,960
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	438,199	6,721,973
PGIM TIPS Fund (Class R6)	412,283	3,599,233
PGIM Total Return Bond Fund (Class R6)	361,166	4,380,946

TOTAL LONG-TERM INVESTMENTS (cost $42,197,180)		46,043,612

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $590,181)	590,181	590,181

TOTAL INVESTMENTS 100.0% (cost $42,787,361)(wd)		46,633,793
Other assets in excess of liabilities 0.0%		525

NET ASSETS 100.0%		$46,634,318

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd) PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    127

Prudential Day One 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$46,043,612	$—	$—
Short-Term Investment
Affiliated Mutual Fund	590,181	—	—

Total	$46,633,793	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	22.6%
International Developed Markets	16.0
Broad Market	14.4
Total Return Bond	9.4
TIPS	7.7
Mid Cap	5.2
Real Estate	5.0
Commodity	5.0
Emerging Markets	4.9
Core Bond	4.7

Small Cap	3.8%
Short Term	1.3

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One 2040 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets
Affiliated investments (cost $42,787,361)	$46,633,793
Receivable for investments sold	251,548
Receivable for Fund shares sold	113,996
Due from Manager	16,682
Prepaid expenses	884

Total Assets	47,016,903

Liabilities
Payable for investments purchased	309,076
Payable for Fund shares purchased	38,816
Custodian and accounting fees payable	19,757
Accrued expenses and other liabilities	11,283
Fund data service fees	2,400
Trustees’ fees payable	758
Affiliated transfer agent fee payable	381
Distribution fee payable	114

Total Liabilities	382,585

Net Assets	$46,634,318

Net assets were comprised of:
Shares of beneficial interest, at par	$4,063
Paid-in capital in excess of par	45,141,259
Total distributable earnings (loss)	1,488,996

Net assets, January 31, 2023	$46,634,318

See Notes to Financial Statements.

Prudential Day One Funds    129

Prudential Day One 2040 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($45,491 ÷ 3,974 shares of beneficial interest issued and outstanding)	$11.45

Class R2

Net asset value, offering price and redemption price per share, ($204,824 ÷ 17,874 shares of beneficial interest issued and outstanding)	$11.46

Class R3

Net asset value, offering price and redemption price per share, ($663,791 ÷ 57,901 shares of beneficial interest issued and outstanding)	$11.46

Class R4

Net asset value, offering price and redemption price per share, ($64,886 ÷ 5,656 shares of beneficial interest issued and outstanding)	$11.47

Class R5

Net asset value, offering price and redemption price per share, ($6,831,067 ÷ 595,385 shares of beneficial interest issued and outstanding)	$11.47

Class R6

Net asset value, offering price and redemption price per share, ($38,824,259 ÷ 3,382,286 shares of beneficial interest issued and outstanding)	$11.48

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2040 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Affiliated dividend income	$1,211,166

Expenses
Management fee	4,439
Distribution fee(a)	628
Shareholder servicing fees(a)	48
Custodian and accounting fees	32,587
Registration fees(a)	11,295
Professional fees	10,098
Audit fee	8,822
Transfer agent’s fees and expenses (including affiliated expense of $ 1,113)(a)	6,522
Fund data services	5,078
Trustees’ fees	4,981
Shareholders’ reports	3,535
Miscellaneous	3,332

Total expenses	91,365
Less: Fee waiver and/or expense reimbursement(a)	(95,496)

Net expenses	(4,131)

Net investment income (loss)	1,215,297

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(471,337)
Net capital gain distributions received	1,025,759

554,422

Net change in unrealized appreciation (depreciation) on investments	(1,275,480)

Net gain (loss) on investment transactions	(721,058)

Net Increase (Decrease) In Net Assets Resulting From Operations	$494,239

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	103	217	308	—	—	—
Shareholder servicing fees	8	23	—	17	—	—
Registration fees	1,865	1,866	1,866	1,866	1,866	1,966
Transfer agent’s fees and expenses	57	422	16	68	4,955	1,004
Fee waiver and/or expense reimbursement	(1,959)	(2,421)	(2,273)	(1,986)	(14,194)	(72,663)

See Notes to Financial Statements.

Prudential Day One Funds    131

Prudential Day One 2040 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,215,297	$2,058,759
Net realized gain (loss) on investment transactions	(471,337)	(402,809)
Net capital gain distributions received	1,025,759	4,687,103
Net change in unrealized appreciation (depreciation) on investments	(1,275,480)	(10,111,836)

Net increase (decrease) in net assets resulting from operations	494,239	(3,768,783)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(3,352)	(3,376)
Class R2	(14,361)	(602,390)
Class R3	(50,923)	(57,666)
Class R4	(5,003)	(3,749)
Class R5	(544,043)	(689,048)
Class R6	(3,173,946)	(4,467,114)

	(3,791,628)	(5,823,343)

Fund share transactions
Net proceeds from shares sold	3,127,536	12,328,455
Net asset value of shares issued in reinvestment of dividends and distributions	3,791,628	5,823,291
Cost of shares purchased	(2,370,343)	(23,320,467)

Net increase (decrease) in net assets from Fund share transactions	4,548,821	(5,168,721)

Total increase (decrease)	1,251,432	(14,760,847)

Net Assets:

Beginning of period	45,382,886	60,143,733

End of period	$46,634,318	$45,382,886

See Notes to Financial Statements.

Prudential Day One 2040 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.34		$14.54	$11.53	$11.61	$11.83	$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.38	0.10	0.14	0.15	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.25)		(1.26)	3.11	0.33	0.05	0.98
Total from investment operations	0.04		(0.88)	3.21	0.47	0.20	1.10
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.91)	(0.11)	(0.18)	(0.24)	(0.16)
Distributions from net realized gains	(0.61)		(0.41)	(0.09)	(0.37)	(0.18)	(0.01)
Total dividends and distributions	(0.93)		(1.32)	(0.20)	(0.55)	(0.42)	(0.17)
Net asset value, end of period	$11.45		$12.34	$14.54	$11.53	$11.61	$11.83
Total Return(b):	0.77%		(7.02)%	28.07%	3.95%	2.28%	10.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45		$39	$34	$22	$16	$13
Average net assets (000)	$41		$37	$28	$18	$14	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.69%	0.69%	0.70%	0.63%
Expenses before waivers and/or expense reimbursement	10.21	%(d)	11.02%	24.36%	73.98%	83.37%	110.40%
Net investment income (loss)	4.88	%(d)	2.81%	0.78%	1.29%	1.31%	1.04%
Portfolio turnover rate(e)	16%		54%	41%	44%	26%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    133

Prudential Day One 2040 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.36		$14.57	$11.55	$11.63	$11.84	$10.92
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.59	0.14	0.18	0.17	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.25)		(1.45)	3.11	0.32	0.07	1.07
Total from investment operations	0.05		(0.86)	3.25	0.50	0.24	1.12
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.94)	(0.14)	(0.21)	(0.27)	(0.19)
Distributions from net realized gains	(0.61)		(0.41)	(0.09)	(0.37)	(0.18)	(0.01)
Total dividends and distributions	(0.95)		(1.35)	(0.23)	(0.58)	(0.45)	(0.20)
Net asset value, end of period	$11.46		$12.36	$14.57	$11.55	$11.63	$11.84
Total Return(b):	0.89%		(6.85)%	28.40%	4.18%	2.65%	10.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$205		$169	$5,733	$3,501	$2,424	$1,157
Average net assets (000)	$172		$4,165	$4,508	$2,845	$1,689	$299
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.45	%(d)	0.45%	0.44%	0.44%	0.45%	0.43%
Expenses before waivers and/or expense reimbursement	3.24	%(d)	0.83%	0.94%	1.61%	2.02%	5.77%
Net investment income (loss)	5.12	%(d)	4.25%	1.02%	1.57%	1.50%	0.43%
Portfolio turnover rate(e)	16%		54%	41%	44%	26%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2040 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.38		$14.59	$11.57	$11.64	$11.86	$10.93
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.40	0.16	0.19	0.16	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.24)		(1.23)	3.11	0.34	0.09	0.98
Total from investment operations	0.06		(0.83)	3.27	0.53	0.25	1.14
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.97)	(0.16)	(0.23)	(0.29)	(0.20)
Distributions from net realized gains	(0.61)		(0.41)	(0.09)	(0.37)	(0.18)	(0.01)
Total dividends and distributions	(0.98)		(1.38)	(0.25)	(0.60)	(0.47)	(0.21)
Net asset value, end of period	$11.46		$12.38	$14.59	$11.57	$11.64	$11.86
Total Return(b):	0.94%		(6.69)%	28.52%	4.42%	2.73%	10.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$664		$627	$3,617	$2,187	$1,491	$550
Average net assets (000)	$611		$662	$2,996	$1,720	$915	$281
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.30	%(d)	0.30%	0.29%	0.29%	0.30%	0.26%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	0.95%	0.85%	1.76%	2.43%	6.12%
Net investment income (loss)	5.17	%(d)	3.00%	1.23%	1.69%	1.42%	1.34%
Portfolio turnover rate(e)	16%		54%	41%	44%	26%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    135

Prudential Day One 2040 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.40		$14.60	$11.58	$11.65	$11.87	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.42	0.17	0.21	0.25	0.18
Net realized and unrealized gain (loss) on investment transactions	(0.26)		(1.23)	3.11	0.33	0.01	0.97
Total from investment operations	0.06		(0.81)	3.28	0.54	0.26	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.98)	(0.17)	(0.24)	(0.30)	(0.21)
Distributions from net realized gains	(0.61)		(0.41)	(0.09)	(0.37)	(0.18)	(0.01)
Total dividends and distributions	(0.99)		(1.39)	(0.26)	(0.61)	(0.48)	(0.22)
Net asset value, end of period	$11.47		$12.40	$14.60	$11.58	$11.65	$11.87
Total Return(b):	0.96%		(6.53)%	28.61%	4.52%	2.84%	10.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65		$50	$34	$17	$12	$61
Average net assets (000)	$55		$42	$26	$13	$35	$124
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.20	%(d)	0.20%	0.19%	0.19%	0.20%	0.13%
Expenses before waivers and/or expense reimbursement	7.32	%(d)	9.44%	26.10%	98.42%	33.44%	11.98%
Net investment income (loss)	5.51	%(d)	3.13%	1.25%	1.84%	2.14%	1.58%
Portfolio turnover rate(e)	16%		54%	41%	44%	26%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2040 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.41		$14.61	$11.58	$11.65	$11.88	$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.47	0.18	0.24	0.22	0.08
Net realized and unrealized gain (loss) on investment transactions	(0.25)		(1.27)	3.12	0.31	0.04	1.09
Total from investment operations	0.06		(0.80)	3.30	0.55	0.26	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.99)	(0.18)	(0.25)	(0.31)	(0.23)
Distributions from net realized gains	(0.61)		(0.41)	(0.09)	(0.37)	(0.18)	(0.01)
Total dividends and distributions	(1.00)		(1.40)	(0.27)	(0.62)	(0.49)	(0.24)
Net asset value, end of period	$11.47		$12.41	$14.61	$11.58	$11.65	$11.88
Total Return(b):	0.99%		(6.43)%	28.81%	4.61%	2.87%	10.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,831		$6,697	$7,393	$6,114	$6,056	$6,070
Average net assets (000)	$6,452		$7,073	$6,748	$5,963	$5,822	$1,981
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10	%(d)	0.10%	0.09%	0.09%	0.10%	0.09%
Expenses before waivers and/or expense reimbursement	0.54	%(d)	0.46%	0.53%	1.01%	1.18%	1.75%
Net investment income (loss)	5.33	%(d)	3.43%	1.39%	2.09%	1.94%	0.72%
Portfolio turnover rate(e)	16%		54%	41%	44%	26%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    137

Prudential Day One 2040 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.42		$14.63	$11.59	$11.66	$11.89	$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.49	0.20	0.22	0.23	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.24)		(1.27)	3.13	0.35	0.05	0.98
Total from investment operations	0.08		(0.78)	3.33	0.57	0.28	1.18
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(1.02)	(0.20)	(0.27)	(0.33)	(0.24)
Distributions from net realized gains	(0.61)		(0.41)	(0.09)	(0.37)	(0.18)	(0.01)
Total dividends and distributions	(1.02)		(1.43)	(0.29)	(0.64)	(0.51)	(0.25)
Net asset value, end of period	$11.48		$12.42	$14.63	$11.59	$11.66	$11.89
Total Return(b):	1.15%		(6.35)%	29.05%	4.67%	3.13%	10.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,824		$37,802	$43,332	$31,333	$17,752	$12,643
Average net assets (000)	$36,696		$45,103	$41,893	$20,948	$15,067	$9,501
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.05	)%(e)	(0.05)%	(0.06)%	(0.06)%	(0.05)%	(0.11)%
Expenses before waivers and/or expense reimbursement	0.34	%(e)	0.27%	0.30%	0.70%	0.91%	1.52%
Net investment income (loss)	5.51	%(e)	3.58%	1.54%	1.96%	2.01%	1.75%
Portfolio turnover rate(f)	16%		54%	41%	44%	26%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	124,560	$1,096,125
PGIM Global Real Estate Fund (Class R6)	84,042	1,622,849
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	105,134	1,374,102
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	200,523	1,491,889
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	190,242	2,066,029
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	466,576	5,972,178
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	454,057	7,632,692
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	224,397	2,223,778
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	317,225	4,866,238
PGIM TIPS Fund (Class R6)	161,937	1,413,713
PGIM Total Return Bond Fund (Class R6)	223,062	2,705,742

TOTAL LONG-TERM INVESTMENTS (cost $29,563,853)		32,465,335

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $42,210)	42,210	42,210

TOTAL INVESTMENTS 100.1% (cost $29,606,063)(wd)		32,507,545
Liabilities in excess of other assets (0.1)%		(16,496)

NET ASSETS 100.0%		$32,491,049

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)  PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    139

Prudential Day One 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$32,465,335	$—	$—
Short-Term Investment
Affiliated Mutual Fund	42,210	—	—

Total	$32,507,545	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	23.5%
International Developed Markets	18.4
Broad Market	15.0
Total Return Bond	8.3
Mid Cap	6.8
Emerging Markets	6.4
Real Estate	5.0
Commodity	4.6
TIPS	4.3

Small Cap	4.2%
Core Bond	3.4
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets
Affiliated investments (cost $29,606,063)	$32,507,545
Receivable for investments sold	157,921
Receivable for Fund shares sold	108,087
Due from Manager	16,846
Prepaid expenses	826

Total Assets	32,791,225

Liabilities
Payable for investments purchased	253,309
Custodian and accounting fees payable	19,761
Payable for Fund shares purchased	13,085
Accrued expenses and other liabilities	10,362
Fund data service fees	2,400
Trustees’ fees payable	764
Affiliated transfer agent fee payable	419
Distribution fee payable	76

Total Liabilities	300,176

Net Assets	$32,491,049

Net assets were comprised of:
Shares of beneficial interest, at par	$2,898
Paid-in capital in excess of par	31,345,731
Total distributable earnings (loss)	1,142,420

Net assets, January 31, 2023	$32,491,049

See Notes to Financial Statements.

Prudential Day One Funds    141

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($15,571 ÷ 1,393 shares of beneficial interest issued and outstanding)	$11.17

Class R2

Net asset value, offering price and redemption price per share, ($332,229 ÷ 29,706 shares of beneficial interest issued and outstanding)	$11.18

Class R3

Net asset value, offering price and redemption price per share, ($25,367 ÷ 2,268 shares of beneficial interest issued and outstanding)	$11.18

Class R4

Net asset value, offering price and redemption price per share, ($41,602 ÷ 3,721 shares of beneficial interest issued and outstanding)	$11.18

Class R5

Net asset value, offering price and redemption price per share, ($782,422 ÷ 69,887 shares of beneficial interest issued and outstanding)	$11.20

Class R6

Net asset value, offering price and redemption price per share, ($31,293,858 ÷ 2,791,045 shares of beneficial interest issued and outstanding)	$11.21

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Affiliated dividend income	$789,760

Expenses
Management fee	3,028
Distribution fee(a)	442
Shareholder servicing fees(a)	13
Custodian and accounting fees	32,707
Registration fees(a)	13,260
Professional fees	10,058
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,921
Shareholders’ reports	3,493
Transfer agent’s fees and expenses (including affiliated expense of $ 1,227)(a)	2,377
Miscellaneous	3,227

Total expenses	87,426
Less: Fee waiver and/or expense reimbursement(a)	(96,291)

Net expenses	(8,865)

Net investment income (loss)	798,625

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(319,296)
Net capital gain distributions received	801,368

482,072

Net change in unrealized appreciation (depreciation) on investments	(651,173)

Net gain (loss) on investment transactions	(169,101)

Net Increase (Decrease) In Net Assets Resulting From Operations	$629,524

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	37	388	17	—	—	—
Shareholder servicing fees	1	—	—	12	—	—
Registration fees	1,866	2,167	1,866	1,866	1,866	3,629
Transfer agent’s fees and expenses	49	506	16	86	748	972
Fee waiver and/or expense reimbursement	(1,937)	(3,123)	(1,932)	(2,025)	(4,132)	(83,142)

See Notes to Financial Statements.

Prudential Day One Funds    143

Prudential Day One 2045 Fund

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$798,625	$1,113,782
Net realized gain (loss) on investment transactions	(319,296)	1,202,945
Net capital gain distributions received	801,368	3,024,482
Net change in unrealized appreciation (depreciation) on investments	(651,173)	(8,041,517)

Net increase (decrease) in net assets resulting from operations	629,524	(2,700,308)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(956)	(2,362)
Class R2	(20,460)	(45,862)
Class R3	(2,413)	(5,013)
Class R4	(2,730)	(5,548)
Class R5	(52,147)	(93,097)
Class R6	(2,127,813)	(4,631,941)

	(2,206,519)	(4,783,823)

Fund share transactions
Net proceeds from shares sold	2,402,269	7,560,098
Net asset value of shares issued in reinvestment of dividends and distributions	2,206,337	4,783,050
Cost of shares purchased	(1,599,592)	(20,159,482)

Net increase (decrease) in net assets from Fund share transactions	3,009,014	(7,816,334)

Total increase (decrease)	1,432,019	(15,300,465)

Net Assets:

Beginning of period	31,059,030	46,359,495

End of period	$32,491,049	$31,059,030

See Notes to Financial Statements.

Prudential Day One 2045 Fund

Financial Highlights   (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.79		$14.56	$11.34	$11.47	$11.91	$10.97
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.32	0.09	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.14)		(1.25)	3.32	0.27	(0.04)	1.02
Total from investment operations	0.11		(0.93)	3.41	0.44	0.10	1.13
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.90)	(0.11)	(0.18)	(0.24)	(0.18)
Distributions from net realized gains	(0.56)		(0.94)	(0.08)	(0.39)	(0.30)	(0.01)
Total dividends and distributions	(0.73)		(1.84)	(0.19)	(0.57)	(0.54)	(0.19)
Net asset value, end of period	$11.17		$11.79	$14.56	$11.34	$11.47	$11.91
Total Return(b) :	1.37%		(7.75)%	30.36%	3.66%	1.78%	10.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$15	$19	$14	$13	$12
Average net assets (000)	$15		$18	$17	$13	$12	$12
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.68%	0.69%	0.62%
Expenses before waivers and/or expense reimbursement	26.83	%(d)	21.60%	40.37%	98.28%	96.93%	110.92%
Net investment income (loss)	4.46	%(d)	2.44%	0.69%	1.54%	1.26%	0.96%
Portfolio turnover rate(e)	15%		50%	38%	47%	31%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    145

Prudential Day One 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.81		$14.59	$11.36	$11.49	$11.94	$10.98
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.33	0.11	0.03	0.09	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.13)		(1.24)	3.34	0.44	0.03	1.04
Total from investment operations	0.13		(0.91)	3.45	0.47	0.12	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.93)	(0.14)	(0.21)	(0.27)	(0.20)
Distributions from net realized gains	(0.56)		(0.94)	(0.08)	(0.39)	(0.30)	(0.01)
Total dividends and distributions	(0.76)		(1.87)	(0.22)	(0.60)	(0.57)	(0.21)
Net asset value, end of period	$11.18		$11.81	$14.59	$11.36	$11.49	$11.94
Total Return(b) :	1.56%		(7.56)%	30.67%	3.92%	1.99%	10.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$332		$316	$341	$220	$98	$27
Average net assets (000)	$308		$369	$235	$152	$58	$17
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.43	%(d)	0.43%	0.43%	0.43%	0.44%	0.38%
Expenses before waivers and/or expense reimbursement	2.44	%(d)	2.07%	3.78%	10.18%	21.72%	78.26%
Net investment income (loss)	4.62	%(d)	2.53%	0.83%	0.24%	0.78%	1.09%
Portfolio turnover rate(e)	15%		50%	38%	47%	31%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.82		$14.60	$11.37	$11.50	$11.94	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.07	0.14	0.21	0.18	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.14)		(0.96)	3.33	0.28	(0.03)	1.03
Total from investment operations	0.14		(0.89)	3.47	0.49	0.15	1.18
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.95)	(0.16)	(0.23)	(0.29)	(0.22)
Distributions from net realized gains	(0.56)		(0.94)	(0.08)	(0.39)	(0.30)	(0.01)
Total dividends and distributions	(0.78)		(1.89)	(0.24)	(0.62)	(0.59)	(0.23)
Net asset value, end of period	$11.18		$11.82	$14.60	$11.37	$11.50	$11.94
Total Return(b) :	1.63%		(7.43)%	30.83%	4.07%	2.26%	10.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25		$36	$12,568	$8,750	$7,639	$5,927
Average net assets (000)	$34		$301	$10,686	$7,880	$6,657	$4,901
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.28	%(d)	0.28%	0.28%	0.28%	0.29%	0.22%
Expenses before waivers and/or expense reimbursement	11.54	%(d)	2.13%	0.81%	1.51%	1.80%	2.11%
Net investment income (loss)	4.98	%(d)	0.58%	1.07%	1.90%	1.58%	1.33%
Portfolio turnover rate(e)	15%		50%	38%	47%	31%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    147

Prudential Day One 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.83		$14.61	$11.37	$11.50	$11.95	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.38	0.16	0.22	0.23	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.12)		(1.25)	3.33	0.28	(0.08)	0.95
Total from investment operations	0.14		(0.87)	3.49	0.50	0.15	1.19
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.97)	(0.17)	(0.24)	(0.30)	(0.23)
Distributions from net realized gains	(0.56)		(0.94)	(0.08)	(0.39)	(0.30)	(0.01)
Total dividends and distributions	(0.79)		(1.91)	(0.25)	(0.63)	(0.60)	(0.24)
Net asset value, end of period	$11.18		$11.83	$14.61	$11.37	$11.50	$11.95
Total Return(b) :	1.65%		(7.31)%	31.03%	4.19%	2.29%	10.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42		$46	$42	$32	$31	$458
Average net assets (000)	$42		$42	$37	$30	$217	$361
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.18	%(d)	0.18%	0.18%	0.18%	0.20%	0.13%
Expenses before waivers and/or expense reimbursement	9.65	%(d)	9.50%	18.71%	44.47%	6.89%	5.30%
Net investment income (loss)	4.59	%(d)	2.88%	1.19%	2.02%	2.01%	2.04%
Portfolio turnover rate(e)	15%		50%	38%	47%	31%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2045 Fund

Financial Highlights   (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.85		$14.63	$11.39	$11.51	$11.96	$11.01
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.39	0.17	0.16	0.18	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.13)		(1.25)	3.33	0.36	(0.02)	1.06
Total from investment operations	0.16		(0.86)	3.50	0.52	0.16	1.20
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.98)	(0.18)	(0.25)	(0.31)	(0.24)
Distributions from net realized gains	(0.56)		(0.94)	(0.08)	(0.39)	(0.30)	(0.01)
Total dividends and distributions	(0.81)		(1.92)	(0.26)	(0.64)	(0.61)	(0.25)
Net asset value, end of period	$11.20		$11.85	$14.63	$11.39	$11.51	$11.96
Total Return(b) :	1.77%		(7.20)%	31.10%	4.34%	2.41%	11.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$782		$786	$650	$407	$174	$51
Average net assets (000)	$773		$703	$525	$265	$101	$19
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.08	%(d)	0.08%	0.08%	0.08%	0.09%	0.04%
Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.11%	1.84%	6.12%	12.95%	67.28%
Net investment income (loss)	5.16	%(d)	2.96%	1.27%	1.48%	1.62%	1.24%
Portfolio turnover rate(e)	15%		50%	38%	47%	31%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    149

Prudential Day One 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$11.87		$14.66	$11.41	$11.53	$11.99	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.42	0.18	0.21	0.22	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.14)		(1.27)	3.35	0.32	(0.05)	1.04
Total from investment operations	0.16		(0.85)	3.53	0.53	0.17	1.23
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(1.00)	(0.20)	(0.26)	(0.33)	(0.26)
Distributions from net realized gains	(0.56)		(0.94)	(0.08)	(0.39)	(0.30)	(0.01)
Total dividends and distributions	(0.82)		(1.94)	(0.28)	(0.65)	(0.63)	(0.27)
Net asset value, end of period	$11.21		$11.87	$14.66	$11.41	$11.53	$11.99
Total Return(b) :	1.83%		(7.12)%	31.31%	4.49%	2.50%	11.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,294		$29,859	$32,739	$20,178	$9,601	$7,129
Average net assets (000)	$28,862		$34,127	$28,077	$11,758	$8,229	$5,157
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07	)%(e)	(0.07)%	(0.07)%	(0.07)%	(0.06)%	(0.12)%
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.42%	1.11%	1.43%	1.77%
Net investment income (loss)	5.29	%(e)	3.17%	1.40%	1.89%	1.99%	1.63%
Portfolio turnover rate(f)	15%		50%	38%	47%	31%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	37,829	$332,897
PGIM Global Real Estate Fund (Class R6)	54,239	1,047,346
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	75,968	992,901
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	112,532	837,241
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	146,343	1,589,282
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	338,551	4,333,454
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	296,420	4,982,821
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	174,815	1,732,413
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	214,204	3,285,893
PGIM TIPS Fund (Class R6)	38,003	331,770
PGIM Total Return Bond Fund (Class R6)	123,392	1,496,747

TOTAL LONG-TERM INVESTMENTS (cost $18,882,781)		20,962,765

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $32,473)	32,473	32,473

TOTAL INVESTMENTS 100.1%
(cost $18,915,254)(wd)		20,995,238
Liabilities in excess of other assets (0.1)%		(15,830)

NET ASSETS 100.0%		$20,979,408

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    151

Prudential Day One 2050 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$20,962,765	$—	$—
Short-Term Investment
Affiliated Mutual Fund	32,473	—	—

Total	$20,995,238	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	23.7%
International Developed Markets	20.6
Broad Market	15.7
Mid Cap	8.3
Emerging Markets	7.6
Total Return Bond	7.1
Real Estate	5.0
Small Cap	4.7
Commodity	4.0

Core Bond	1.6%
TIPS	1.6
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $18,915,254)	$20,995,238

Receivable for investments sold	93,670

Due from Manager	15,640

Receivable for Fund shares sold	2,581

Prepaid expenses	7,490

Total Assets	21,114,619

Liabilities

Payable for investments purchased	96,942

Custodian and accounting fees payable	19,231

Audit fee payable	8,822

Accrued expenses and other liabilities	6,498

Fund data service fees	2,400

Trustees’ fees payable	764

Affiliated transfer agent fee payable	416

Distribution fee payable	99

Payable for Fund shares purchased	39

Total Liabilities	135,211

Net Assets	$20,979,408

Net assets were comprised of:
Shares of beneficial interest, at par	$1,795
Paid-in capital in excess of par	19,756,395
Total distributable earnings (loss)	1,221,218

Net assets, January 31, 2023	$20,979,408

See Notes to Financial Statements.

Prudential Day One Funds    153

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($51,676 ÷ 4,440 shares of beneficial interest issued and outstanding)	$11.64

Class R2

Net asset value, offering price and redemption price per share, ($379,203 ÷ 32,491 shares of beneficial interest issued and outstanding)	$11.67

Class R3

Net asset value, offering price and redemption price per share, ($16,948 ÷ 1,452 shares of beneficial interest issued and outstanding)	$11.67

Class R4

Net asset value, offering price and redemption price per share, ($96,784 ÷ 8,309 shares of beneficial interest issued and outstanding)	$11.65

Class R5

Net asset value, offering price and redemption price per share, ($1,238,434 ÷ 106,147 shares of beneficial interest issued and outstanding)	$11.67

Class R6

Net asset value, offering price and redemption price per share, ($19,196,363 ÷ 1,641,771 shares of beneficial interest issued and outstanding)	$11.69

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Affiliated dividend income	$494,386

Expenses
Management fee	1,966
Distribution fee(a)	551
Shareholder servicing fees(a)	50
Custodian and accounting fees	32,128
Registration fees(a)	10,383
Professional fees	10,108
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,853
Shareholders’ reports	4,232
Transfer agent’s fees and expenses (including affiliated expense of $ 1,211)(a)	2,706
Miscellaneous	3,199

Total expenses	84,076
Less: Fee waiver and/or expense reimbursement(a)	(89,325)

Net expenses	(5,249)

Net investment income (loss)	499,635

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(154,135)
Net capital gain distributions received	539,460

385,325

Net change in unrealized appreciation (depreciation) on investments	(387,185)

Net gain (loss) on investment transactions	(1,860)

Net Increase (Decrease) In Net Assets Resulting From Operations	$497,775

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	118	426	7	—	—	—
Shareholder servicing fees	15	—	—	35	—	—
Registration fees	1,610	2,284	1,589	1,589	1,599	1,712
Transfer agent’s fees and expenses	65	654	49	95	942	901
Fee waiver and/or expense reimbursement	(1,817)	(3,857)	(1,679)	(1,960)	(6,244)	(73,768)

See Notes to Financial Statements.

Prudential Day One Funds    155

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$499,635	$776,613
Net realized gain (loss) on investment transactions	(154,135)	104,153
Net capital gain distributions received	539,460	2,390,590
Net change in unrealized appreciation (depreciation) on investments	(387,185)	(5,130,592)

Net increase (decrease) in net assets resulting from operations	497,775	(1,859,236)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(3,554)	(4,665)
Class R2	(25,559)	(548,421)
Class R3	(1,194)	(1,580)
Class R4	(7,035)	(8,931)
Class R5	(92,260)	(132,318)
Class R6	(1,466,047)	(2,251,618)

	(1,595,649)	(2,947,533)

Fund share transactions
Net proceeds from shares sold	1,382,002	7,235,003
Net asset value of shares issued in reinvestment of dividends and distributions	1,595,649	2,947,533
Cost of shares purchased	(904,341)	(14,151,785)

Net increase (decrease) in net assets from Fund share transactions	2,073,310	(3,969,249)

Total increase (decrease)	975,436	(8,776,018)

Net Assets:

Beginning of period	20,003,972	28,779,990

End of period	$20,979,408	$20,003,972

See Notes to Financial Statements.

Prudential Day One 2050 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2023	Year Ended July 31,
		2022	2021	2020	2019	2018

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$12.32	$14.87	$11.49	$11.59	$11.92	$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.30	0.07	0.08	0.13	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.06)	(1.36)	3.51	0.31	(0.02)	1.05
Total from investment operations	0.20	(1.06)	3.58	0.39	0.11	1.16
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.91)	(0.12)	(0.19)	(0.25)	(0.18)
Distributions from net realized gains	(0.73)	(0.58)	(0.08)	(0.30)	(0.19)	(0.01)
Total dividends and distributions	(0.88)	(1.49)	(0.20)	(0.49)	(0.44)	(0.19)
Net asset value, end of period	$11.64	$12.32	$14.87	$11.49	$11.59	$11.92
Total Return(b) :	2.07%	(8.23)%	31.41%	3.24%	1.61%	10.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52	$47	$44	$33	$166	$142
Average net assets (000)	$47	$46	$37	$54	$145	$122
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.68%(d)	0.68%	0.67%	0.67%	0.68%	0.61%
Expenses before waivers and/or expense reimbursement	8.40%(d)	9.34%	18.74%	26.33%	11.03%	15.48%
Net investment income (loss)	4.40%(d)	2.18%	0.55%	0.69%	1.11%	0.95%
Portfolio turnover rate(e)	13%	59%	39%	42%	30%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    157

Prudential Day One 2050 Fund

Financial Highlights   (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$12.36		$14.90	$11.51	$11.59	$11.93	$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.50	0.11	0.17	0.15	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(1.51)	3.51	0.26	(0.03)	1.16
Total from investment operations	0.21		(1.01)	3.62	0.43	0.12	1.19
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.95)	(0.15)	(0.21)	(0.27)	(0.21)
Distributions from net realized gains	(0.73)		(0.58)	(0.08)	(0.30)	(0.19)	(0.01)
Total dividends and distributions	(0.90)		(1.53)	(0.23)	(0.51)	(0.46)	(0.22)
Net asset value, end of period	$11.67		$12.36	$14.90	$11.51	$11.59	$11.93
Total Return(b) :	2.14%		(7.92)%	31.72%	3.53%	1.83%	10.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$379		$337	$5,209	$3,110	$1,951	$982
Average net assets (000)	$338		$3,647	$4,026	$2,447	$1,348	$284
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.43	%(d)	0.43%	0.42%	0.42%	0.43%	0.41%
Expenses before waivers and/or expense reimbursement	2.70	%(d)	1.15%	1.28%	2.57%	3.75%	8.52%
Net investment income (loss)	4.56	%(d)	3.51%	0.81%	1.53%	1.33%	0.26%
Portfolio turnover rate(e)	13%		59%	39%	42%	30%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2023
			Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$12.38		$14.93	$11.53	$11.61	$11.95	$10.97
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.06	0.13	0.16	0.14	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(1.06)	3.51	0.28	- (b)	1.10
Total from investment operations	0.22		(1.00)	3.64	0.44	0.14	1.22
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.97)	(0.16)	(0.22)	(0.29)	(0.23)
Distributions from net realized gains	(0.73)		(0.58)	(0.08)	(0.30)	(0.19)	(0.01)
Total dividends and distributions	(0.93)		(1.55)	(0.24)	(0.52)	(0.48)	(0.24)
Net asset value, end of period	$11.67		$12.38	$14.93	$11.53	$11.61	$11.95
Total Return(c) :	2.25%		(7.83)%	31.93%	3.65%	2.01%	11.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$15	$4,071	$2,212	$1,074	$347
Average net assets (000)	$15		$81	$3,123	$1,564	$655	$162
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.28	%(e)	0.27%	0.27%	0.27%	0.28%	0.24%
Expenses before waivers and/or expense reimbursement	22.38	%(e)	5.80%	1.15%	2.70%	4.43%	12.24%
Net investment income (loss)	4.78	%(e)	0.52%	0.97%	1.45%	1.22%	1.01%
Portfolio turnover rate(f)	13%		59%	39%	42%	30%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    159

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2023
			Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$12.36		$14.91	$11.51	$11.59	$11.95	$10.98
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.13	0.15	0.22	1.53	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.05)		(1.12)	3.50	0.24	(1.40)	1.08
Total from investment operations	0.23		(0.99)	3.65	0.46	0.13	1.22
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.98)	(0.17)	(0.24)	(0.30)	(0.24)
Distributions from net realized gains	(0.73)		(0.58)	(0.08)	(0.30)	(0.19)	(0.01)
Total dividends and distributions	(0.94)		(1.56)	(0.25)	(0.54)	(0.49)	(0.25)
Net asset value, end of period	$11.65		$12.36	$14.91	$11.51	$11.59	$11.95
Total Return(b) :	2.36%		(7.79)%	32.10%	3.81%	1.95%	11.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97		$89	$17	$13	$12	$160
Average net assets (000)	$88		$59	$15	$12	$68	$113
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.18	%(d)	0.18%	0.17%	0.17%	0.19%	0.12%
Expenses before waivers and/or expense reimbursement	4.59	%(d)	7.09%	43.52%	106.71%	19.83%	15.66%
Net investment income (loss)	4.81	%(d)	0.98%	1.12%	1.94%	13.14%	1.24%
Portfolio turnover rate(e)	13%		59%	39%	42%	30%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2023
			Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$12.39		$14.94	$11.54	$11.62	$11.96	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.39	0.16	0.24	0.20	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(1.36)	3.51	0.23	(0.03)	1.16
Total from investment operations	0.23		(0.97)	3.67	0.47	0.17	1.23
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(1.00)	(0.19)	(0.25)	(0.32)	(0.25)
Distributions from net realized gains	(0.73)		(0.58)	(0.08)	(0.30)	(0.19)	(0.01)
Total dividends and distributions	(0.95)		(1.58)	(0.27)	(0.55)	(0.51)	(0.26)
Net asset value, end of period	$11.67		$12.39	$14.94	$11.54	$11.62	$11.96
Total Return(b) :	2.38%		(7.63)%	32.13%	3.90%	2.24%	11.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,238		$1,170	$1,149	$778	$732	$560
Average net assets (000)	$1,148		$1,196	$950	$725	$608	$176
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.08	%(d)	0.08%	0.07%	0.07%	0.08%	0.06%
Expenses before waivers and/or expense reimbursement	1.16	%(d)	1.03%	1.44%	3.47%	4.47%	10.80%
Net investment income (loss)	4.92	%(d)	2.87%	1.19%	2.11%	1.73%	0.56%
Portfolio turnover rate(e)	13%		59%	39%	42%	30%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    161

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2023
			Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$12.43		$14.98	$11.57	$11.64	$11.99	$11.00
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.41	0.18	0.24	0.20	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.07)		(1.36)	3.52	0.26	(0.03)	1.08
Total from investment operations	0.23		(0.95)	3.70	0.50	0.17	1.27
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(1.02)	(0.21)	(0.27)	(0.33)	(0.27)
Distributions from net realized gains	(0.73)		(0.58)	(0.08)	(0.30)	(0.19)	(0.01)
Total dividends and distributions	(0.97)		(1.60)	(0.29)	(0.57)	(0.52)	(0.28)
Net asset value, end of period	$11.69		$12.43	$14.98	$11.57	$11.64	$11.99
Total Return(b) :	2.37%		(7.47)%	32.33%	4.11%	2.33%	11.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,196		$18,346	$18,291	$13,037	$7,037	$3,884
Average net assets (000)	$17,869		$20,531	$17,795	$8,309	$5,316	$2,964
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07	)%(e)	(0.07)%	(0.08)%	(0.08)%	(0.07)%	(0.13)%
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.58%	0.63%	1.67%	2.60%	4.62%
Net investment income (loss)	5.11	%(e)	2.98%	1.33%	2.13%	1.75%	1.64%
Portfolio turnover rate(f)	13%		59%	39%	42%	30%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	20,082	$387,782
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	29,569	386,465
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	41,665	309,991
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	59,815	649,591
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	137,163	1,755,682
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	108,589	1,825,376
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	68,927	683,069
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	78,902	1,210,349
PGIM TIPS Fund (Class R6)	10,553	92,131
PGIM Total Return Bond Fund (Class R6)	38,072	461,819

TOTAL LONG-TERM INVESTMENTS
(cost $6,666,973)		7,762,255

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $22,857)	22,857	22,857

TOTAL INVESTMENTS 100.2%
(cost $6,689,830)(wd)		7,785,112
Liabilities in excess of other assets (0.2)%		(16,701)

NET ASSETS 100.0%		$7,768,411

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wd)  PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    163

Prudential Day One 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$7,762,255	$—	$—
Short-Term Investment
Affiliated Mutual Fund	22,857	—	—

Total	$7,785,112	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Large Cap	23.5%
International Developed Markets	22.6
Broad Market	15.6
Mid Cap	8.8
Emerging Markets	8.3
Total Return Bond	5.9
Real Estate	5.0
Small Cap	5.0

Commodity	4.0%
TIPS	1.2
Short Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Day One 2055 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $6,689,830)	$7,785,112
Receivable for investments sold	32,925
Due from Manager	14,663
Receivable for Fund shares sold	9,585
Prepaid expenses and other assets	6,317

Total Assets	7,848,602

Liabilities

Payable for investments purchased	42,666
Custodian and accounting fees payable	19,227
Audit fee payable	8,822
Professional fees payable	4,513
Fund data service fees	2,400
Accrued expenses and other liabilities	1,284
Trustees’ fees payable	804
Affiliated transfer agent fee payable	382
Distribution fee payable	58
Payable for Fund shares purchased	35

Total Liabilities	80,191

Net Assets	$7,768,411

Net assets were comprised of:
Shares of beneficial interest, at par	$769
Paid-in capital in excess of par	7,277,240
Total distributable earnings (loss)	490,402

Net assets, January 31, 2023	$7,768,411

See Notes to Financial Statements.

Prudential Day One Funds    165

Prudential Day One 2055 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($16,974 ÷ 1,698 shares of beneficial interest issued and outstanding)	$9.99

Class R2

Net asset value, offering price and redemption price per share, ($239,126 ÷ 23,811 shares of beneficial interest issued and outstanding)	$10.04

Class R3

Net asset value, offering price and redemption price per share, ($24,121 ÷ 2,400 shares of beneficial interest issued and outstanding)	$10.05

Class R4

Net asset value, offering price and redemption price per share, ($31,591 ÷ 3,138 shares of beneficial interest issued and outstanding)	$10.07

Class R5

Net asset value, offering price and redemption price per share, ($445,793 ÷ 44,168 shares of beneficial interest issued and outstanding)	$10.09

Class R6

Net asset value, offering price and redemption price per share, ($7,010,806 ÷ 694,205 shares of beneficial interest issued and outstanding)	$10.10

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2055 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$185,120

Expenses
Management fee	709
Distribution fee(a)	332
Shareholder servicing fees(a)	2
Custodian and accounting fees	32,125
Registration fees(a)	11,462
Professional fees	10,044
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,844
Shareholders’ reports	3,790
Transfer agent’s fees and expenses (including affiliated expense of $ 1,089)(a)	1,901
Miscellaneous	3,144

Total expenses	82,253
Less: Fee waiver and/or expense reimbursement(a)	(84,127)

Net expenses	(1,874)

Net investment income (loss)	186,994

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(68,049)
Net capital gain distributions received	206,836

138,787

Net change in unrealized appreciation (depreciation) on investments	(101,588)

Net gain (loss) on investment transactions	37,199

Net Increase (Decrease) In Net Assets Resulting From Operations	$224,193

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	40	284	8	—	—	—
Shareholder servicing fees	—	—	—	2	—	—
Registration fees	1,610	3,363	1,597	1,597	1,597	1,698
Transfer agent’s fees and expenses	44	570	44	44	394	805
Fee waiver and/or expense reimbursement	(1,796)	(5,935)	(1,767)	(1,864)	(5,763)	(67,002)

See Notes to Financial Statements.

Prudential Day One Funds    167

Prudential Day One 2055 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,994	$267,870
Net realized gain (loss) on investment transactions	(68,049)	1,303,319
Net capital gain distributions received	206,836	832,907
Net change in unrealized appreciation (depreciation) on investments	(101,588)	(3,204,259)

Net increase (decrease) in net assets resulting from operations	224,193	(800,163)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(801)	(4,484)
Class R2	(11,086)	(78,926)
Class R3	(716)	(3,581)
Class R4	(1,446)	(4,368)
Class R5	(20,287)	(82,969)
Class R6	(333,082)	(2,244,650)

	(367,418)	(2,418,978)

Fund share transactions
Net proceeds from shares sold	1,158,201	3,122,750
Net asset value of shares issued in reinvestment of dividends and distributions	367,418	2,418,978
Cost of shares purchased	(691,255)	(11,063,042)

Net increase (decrease) in net assets from Fund share transactions	834,364	(5,521,314)

Total increase (decrease)	691,139	(8,740,455)

Net Assets:
Beginning of period	7,077,272	15,817,727

End of period	$7,768,411	$7,077,272

See Notes to Financial Statements.

Prudential Day One Funds    168

Prudential Day One 2055 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.28		$14.78	$11.33	$11.52	$12.10	$11.07
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.26	0.08	0.18	0.14	0.10
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(1.10)	3.58	0.18	(0.15)	1.12
Total from investment operations	0.21		(0.84)	3.66	0.36	(0.01)	1.22
Less Dividends and Distributions:
Dividends from net investment income	-		(0.91)	(0.11)	(0.19)	(0.24)	(0.19)
Distributions from net realized gains	(0.50)		(2.75)	(0.10)	(0.36)	(0.33)	-
Total dividends and distributions	(0.50)		(3.66)	(0.21)	(0.55)	(0.57)	(0.19)
Net asset value, end of period	$9.99		$10.28	$14.78	$11.33	$11.52	$12.10
Total Return(c):	2.34%		(8.47)%	32.63%	2.89%	0.89%	11.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$17	$18	$14	$15	$15
Average net assets (000)	$16		$18	$16	$14	$15	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.66%	0.65%	0.66%	0.61%
Expenses before waivers and/or expense reimbursement	23.09	%(e)	22.90%	42.22%	93.51%	81.24%	110.87%
Net investment income (loss)	4.35	%(e)	2.17%	0.57%	1.62%	1.22%	0.87%
Portfolio turnover rate(f)	18%		60%	37%	45%	29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    169

Prudential Day One 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$14.82	$11.36	$11.54	$12.12	$11.09
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.29	0.10	0.14	0.12	0.10
Net realized and unrealized gain (loss) on investment transactions	0.01		(1.11)	3.60	0.25	(0.10)	1.15
Total from investment operations	0.23		(0.82)	3.70	0.39	0.02	1.25
Less Dividends and Distributions:
Dividends from net investment income	-		(0.94)	(0.14)	(0.21)	(0.27)	(0.22)
Distributions from net realized gains	(0.50)		(2.75)	(0.10)	(0.36)	(0.33)	-
Total dividends and distributions	(0.50)		(3.69)	(0.24)	(0.57)	(0.60)	(0.22)
Net asset value, end of period	$10.04		$10.31	$14.82	$11.36	$11.54	$12.12
Total Return(b):	2.54%		(8.28)%	32.93%	3.19%	1.19%	11.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$239		$278	$305	$142	$63	$36
Average net assets (000)	$225		$311	$188	$83	$43	$23
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.42%	0.41%	0.40%	0.41%	0.37%
Expenses before waivers and/or expense reimbursement	5.64	%(d)	4.25%	6.37%	19.04%	30.82%	58.64%
Net investment income (loss)	4.51	%(d)	2.40%	0.73%	1.28%	1.05%	0.86%
Portfolio turnover rate(e)	18%		60%	37%	45%	29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.32		$14.82	$11.36	$11.55	$12.13	$11.10
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.02	0.13	0.20	0.18	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(b)	(0.80)	3.59	0.20	(0.14)	1.12
Total from investment operations	0.23		(0.78)	3.72	0.40	0.04	1.27
Less Dividends and Distributions:
Dividends from net investment income	-		(0.97)	(0.16)	(0.23)	(0.29)	(0.24)
Distributions from net realized gains	(0.50)		(2.75)	(0.10)	(0.36)	(0.33)	-
Total dividends and distributions	(0.50)		(3.72)	(0.26)	(0.59)	(0.62)	(0.24)
Net asset value, end of period	$10.05		$10.32	$14.82	$11.36	$11.55	$12.13
Total Return(c):	2.53%		(8.03)%	33.09%	3.26%	1.37%	11.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$15	$7,549	$4,867	$3,699	$2,791
Average net assets (000)	$14		$166	$6,237	$4,140	$3,177	$2,323
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.27	%(e)	0.25%	0.26%	0.25%	0.26%	0.21%
Expenses before waivers and/or expense reimbursement	25.05	%(e)	3.82%	1.52%	2.92%	3.70%	4.29%
Net investment income (loss)	4.80	%(e)	0.15%	0.95%	1.83%	1.59%	1.26%
Portfolio turnover rate(f)	18%		60%	37%	45%	29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    171

Prudential Day One 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.33		$14.84	$11.37	$11.56	$12.14	$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.31	0.14	0.22	0.26	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.03	)(b)	(1.09)	3.60	0.19	(0.21)	1.12
Total from investment operations	0.24		(0.78)	3.74	0.41	0.05	1.28
Less Dividends and Distributions:
Dividends from net investment income	-		(0.98)	(0.17)	(0.24)	(0.30)	(0.25)
Distributions from net realized gains	(0.50)		(2.75)	(0.10)	(0.36)	(0.33)	-
Total dividends and distributions	(0.50)		(3.73)	(0.27)	(0.60)	(0.63)	(0.25)
Net asset value, end of period	$10.07		$10.33	$14.84	$11.37	$11.56	$12.14
Total Return(c):	2.63%		(8.01)%	33.27%	3.38%	1.49%	11.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$20	$17	$13	$13	$66
Average net assets (000)	$25		$18	$15	$12	$33	$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.17	%(e)	0.17%	0.16%	0.15%	0.17%	0.11%
Expenses before waivers and/or expense reimbursement	15.06	%(e)	22.13%	43.43%	106.71%	37.86%	26.45%
Net investment income (loss)	5.54	%(e)	2.54%	1.07%	2.02%	2.20%	1.34%
Portfolio turnover rate(f)	18%		60%	37%	45%	29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.35		$14.86	$11.38	$11.56	$12.15	$11.12
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.34	0.15	0.24	0.14	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(b)	(1.11)	3.61	0.19	(0.09)	1.13
Total from investment operations	0.24		(0.77)	3.76	0.43	0.05	1.29
Less Dividends and Distributions:
Dividends from net investment income	-		(0.99)	(0.18)	(0.25)	(0.31)	(0.26)
Distributions from net realized gains	(0.50)		(2.75)	(0.10)	(0.36)	(0.33)	-
Total dividends and distributions	(0.50)		(3.74)	(0.28)	(0.61)	(0.64)	(0.26)
Net asset value, end of period	$10.09		$10.35	$14.86	$11.38	$11.56	$12.15
Total Return(c):	2.62%		(7.88)%	33.45%	3.51%	1.53%	11.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$446		$367	$247	$136	$90	$21
Average net assets (000)	$401		$317	$188	$111	$50	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07	%(e)	0.07%	0.06%	0.05%	0.05%	0.01%
Expenses before waivers and/or expense reimbursement	2.92	%(e)	2.87%	4.74%	14.21%	26.07%	96.19%
Net investment income (loss)	5.04	%(e)	2.79%	1.12%	2.15%	1.20%	1.37%
Portfolio turnover rate(f)	18%		60%	37%	45%	29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    173

Prudential Day One 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.34		$14.86	$11.38	$11.57	$12.16	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.37	0.17	0.22	0.21	0.19
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(1.12)	3.61	0.22	(0.14)	1.12
Total from investment operations	0.26		(0.75)	3.78	0.44	0.07	1.31
Less Dividends and Distributions:
Dividends from net investment income	-		(1.02)	(0.20)	(0.27)	(0.33)	(0.28)
Distributions from net realized gains	(0.50)		(2.75)	(0.10)	(0.36)	(0.33)	-
Total dividends and distributions	(0.50)		(3.77)	(0.30)	(0.63)	(0.66)	(0.28)
Net asset value, end of period	$10.10		$10.34	$14.86	$11.38	$11.57	$12.16
Total Return(c):	2.82%		(7.82)%	33.63%	3.60%	1.72%	11.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,011		$6,382	$7,681	$5,451	$3,635	$2,777
Average net assets (000)	$6,354		$8,322	$7,616	$4,340	$3,169	$2,185
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.08	)(f)	(0.08)%	(0.09)%	(0.10)%	(0.09)%	(0.13)%
Expenses before waivers and/or expense reimbursement	2.01	%(f)	1.57%	1.16%	2.57%	3.36%	3.99%
Net investment income (loss)	5.32	%(f)	3.01%	1.27%	2.01%	1.87%	1.62%
Portfolio turnover rate(g)	18%		60%	37%	45%	29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	19,966	$385,551
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	29,637	387,357
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	41,426	308,208
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	64,370	699,058
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	144,643	1,851,434
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	106,165	1,784,640
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	70,343	697,104
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	78,650	1,206,488
PGIM Total Return Bond Fund (Class R6)	32,807	397,945

TOTAL LONG-TERM INVESTMENTS
(cost $7,189,890)		7,717,785

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $23,120)	23,120	23,120

TOTAL INVESTMENTS 100.2%
(cost $7,213,010)(wd)		7,740,905
Liabilities in excess of other assets (0.2)%		(17,002)

NET ASSETS 100.0%		$7,723,903

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

(wd)  PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds    175

Prudential Day One 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$7,717,785	$—	$—
Short-Term Investment
Affiliated Mutual Fund	23,120	—	—

Total	$7,740,905	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

International Developed Markets	24.0%
Large Cap	23.1
Broad Market	15.6
Emerging Markets	9.0
Mid Cap	9.0
Total Return Bond	5.2
Small Cap	5.0
Real Estate	5.0

Commodity	4.0%
Short Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Day One 2060 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $7,213,010)	$7,740,905
Receivable for investments sold	29,921
Receivable for Fund shares sold	14,630
Due from Manager	14,505
Prepaid expenses	5,849

Total Assets	7,805,810

Liabilities

Payable for investments purchased	44,548
Custodian and accounting fees payable	19,225
Audit fee payable	8,824
Professional fees payable	4,513
Fund data service fees	2,400
Accrued expenses and other liabilities	1,167
Trustees’ fees payable	804
Affiliated transfer agent fee payable	317
Distribution fee payable	55
Payable for Fund shares purchased	54

Total Liabilities	81,907

Net Assets	$7,723,903

Net assets were comprised of:
Shares of beneficial interest, at par	$629
Paid-in capital in excess of par	7,608,355
Total distributable earnings (loss)	114,919

Net assets, January 31, 2023	$7,723,903

See Notes to Financial Statements.

Prudential Day One Funds    177

Prudential Day One 2060 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($20,494 ÷ 1,678 shares of beneficial interest issued and outstanding)	$12.21

Class R2

Net asset value, offering price and redemption price per share, ($211,470 ÷ 17,249 shares of beneficial interest issued and outstanding)	$12.26

Class R3

Net asset value, offering price and redemption price per share, ($34,495 ÷ 2,813 shares of beneficial interest issued and outstanding)	$12.26

Class R4

Net asset value, offering price and redemption price per share, ($20,531 ÷ 1,674 shares of beneficial interest issued and outstanding)	$12.27

Class R5

Net asset value, offering price and redemption price per share, ($517,533 ÷ 42,153 shares of beneficial interest issued and outstanding)	$12.28

Class R6

Net asset value, offering price and redemption price per share, ($6,919,380 ÷ 563,068 shares of beneficial interest issued and outstanding)	$12.29

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2060 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Affiliated dividend income	$176,800

Expenses
Management fee	698
Distribution fee(a)	310
Shareholder servicing fees(a)	2
Custodian and accounting fees	32,148
Registration fees(a)	11,004
Professional fees	10,044
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,844
Shareholders’ reports	3,718
Transfer agent’s fees and expenses (including affiliated expense of $959)(a)	1,849
Miscellaneous	3,200

Total expenses	81,717

Less: Fee waiver and/or expense reimbursement(a)	(83,874)

Net expenses	(2,157)

Net investment income (loss)	178,957

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(108,834)
Net capital gain distributions received	200,537

91,703

Net change in unrealized appreciation (depreciation) on investments	(31,614)

Net gain (loss) on investment transactions	60,089

Net Increase (Decrease) In Net Assets Resulting From Operations	$239,046

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	46	248	16	—	—	—
Shareholder servicing fees	1	1	—	—	—	—
Registration fees	1,597	2,148	1,598	1,631	1,598	2,432
Transfer agent’s fees and expenses	55	494	26	46	366	862
Fee waiver and/or expense reimbursement	(1,820)	(4,435)	(1,904)	(1,843)	(6,222)	(67,650)

See Notes to Financial Statements.

Prudential Day One Funds    179

Prudential Day One 2060 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$178,957	$242,788
Net realized gain (loss) on investment transactions	(108,834)	(182,295)
Net capital gain distributions received	200,537	776,890
Net change in unrealized appreciation (depreciation) on investments	(31,614)	(1,464,573)

Net increase (decrease) in net assets resulting from operations	239,046	(627,190)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,368)	(1,309)
Class R2	(14,355)	(157,325)
Class R3	(2,367)	(2,325)
Class R4	(1,435)	(1,415)
Class R5	(35,836)	(26,495)
Class R6	(494,175)	(548,820)

	(549,536)	(737,689)

Fund share transactions
Net proceeds from shares sold	886,839	3,162,413
Net asset value of shares issued in reinvestment of dividends and distributions	549,536	737,689
Cost of shares purchased	(353,544)	(4,983,698)

Net increase (decrease) in net assets from Fund share transactions	1,082,831	(1,083,596)

Total increase (decrease)	772,341	(2,448,475)

Net Assets:

Beginning of period	6,951,562	9,400,037

End of period	$7,723,903	$6,951,562

See Notes to Financial Statements.

Prudential Day One 2060 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.82		$15.17	$11.49	$11.62	$12.06	$11.01
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.29	0.08	0.17	0.13	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(b)	(1.46)	3.74	0.16	(0.15)	1.15
Total from investment operations	0.27		(1.17)	3.82	0.33	(0.02)	1.25
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.95)	(0.08)	(0.20)	(0.25)	(0.20)
Distributions from net realized gains	(0.69)		(0.23)	(0.06)	(0.26)	(0.17)	-
Total dividends and distributions	(0.88)		(1.18)	(0.14)	(0.46)	(0.42)	(0.20)
Net asset value, end of period	$12.21		$12.82	$15.17	$11.49	$11.62	$12.06
Total Return(c):	2.58%		(8.62)%	33.45%	2.70%	0.57%	11.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20		$17	$17	$13	$12	$12
Average net assets (000)	$18		$17	$15	$12	$12	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.66%	0.65%	0.65%	0.66%	0.61%
Expenses before waivers and/or expense reimbursement	20.30	%(e)	23.66%	46.33%	114.36%	111.01%	149.96%
Net investment income (loss)	4.56	%(e)	2.06%	0.56%	1.56%	1.10%	0.87%
Portfolio turnover rate(f)	12%		64%	35%	44%	35%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    181

Prudential Day One 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.86		$15.21	$11.52	$11.63	$12.08	$11.03
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.52	0.10	0.16	0.15	0.06
Net realized and unrealized gain (loss) on investment transactions	0.01		(1.66)	3.76	0.21	(0.15)	1.21
Total from investment operations	0.29		(1.14)	3.86	0.37	- (b)	1.27
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.98)	(0.11)	(0.22)	(0.28)	(0.22)
Distributions from net realized gains	(0.69)		(0.23)	(0.06)	(0.26)	(0.17)	-
Total dividends and distributions	(0.89)		(1.21)	(0.17)	(0.48)	(0.45)	(0.22)
Net asset value, end of period	$12.26		$12.86	$15.21	$11.52	$11.63	$12.08
Total Return(c):	2.74%		(8.37)%	33.76%	2.96%	0.79%	11.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211		$199	$1,755	$889	$388	$94
Average net assets (000)	$197		$1,330	$1,291	$587	$226	$29
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.41%	0.40%	0.40%	0.41%	0.38%
Expenses before waivers and/or expense reimbursement	4.87	%(e)	2.45%	3.46%	9.69%	18.79%	79.88%
Net investment income (loss)	4.63	%(e)	3.57%	0.74%	1.47%	1.31%	0.51%
Portfolio turnover rate(f)	12%		64%	35%	44%	35%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.89		$15.25	$11.55	$11.65	$12.09	$11.04
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.16	0.12	0.17	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(1.28)	3.77	0.21	(0.11)	1.16
Total from investment operations	0.30		(1.12)	3.89	0.38	0.03	1.29
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(1.01)	(0.13)	(0.22)	(0.30)	(0.24)
Distributions from net realized gains	(0.69)		(0.23)	(0.06)	(0.26)	(0.17)	-
Total dividends and distributions	(0.93)		(1.24)	(0.19)	(0.48)	(0.47)	(0.24)
Net asset value, end of period	$12.26		$12.89	$15.25	$11.55	$11.65	$12.09
Total Return(c):	2.85%		(8.28)%	33.94%	3.12%	1.05%	11.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34		$31	$1,472	$685	$279	$121
Average net assets (000)	$31		$55	$1,051	$450	$173	$80
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.26	%(e)	0.25%	0.25%	0.25%	0.26%	0.22%
Expenses before waivers and/or expense reimbursement	12.58	%(e)	8.75%	3.27%	10.14%	20.50%	53.70%
Net investment income (loss)	4.86	%(e)	1.25%	0.89%	1.54%	1.25%	1.11%
Portfolio turnover rate(f)	12%		64%	35%	44%	35%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    183

Prudential Day One 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.91		$15.26	$11.56	$11.65	$12.10	$11.04
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.37	0.14	0.23	0.19	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(b)	(1.47)	3.76	0.17	(0.16)	1.15
Total from investment operations	0.30		(1.10)	3.90	0.40	0.03	1.31
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(1.02)	(0.14)	(0.23)	(0.31)	(0.25)
Distributions from net realized gains	(0.69)		(0.23)	(0.06)	(0.26)	(0.17)	-
Total dividends and distributions	(0.94)		(1.25)	(0.20)	(0.49)	(0.48)	(0.25)
Net asset value, end of period	$12.27		$12.91	$15.26	$11.56	$11.65	$12.10
Total Return(c):	2.89%		(8.12)%	34.14%	3.18%	1.09%	11.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$18	$17	$13	$12	$13
Average net assets (000)	$18		$17	$15	$12	$12	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.16%	0.15%	0.15%	0.16%	0.11%
Expenses before waivers and/or expense reimbursement	20.28	%(e)	22.95%	44.92%	112.23%	106.19%	147.15%
Net investment income (loss)	4.98	%(e)	2.60%	1.06%	2.06%	1.66%	1.35%
Portfolio turnover rate(f)	12%		64%	35%	44%	35%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.93		$15.28	$11.57	$11.66	$12.11	$11.05
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.36	0.14	0.21	0.02	0.16
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(1.45)	3.78	0.20	0.02	1.16
Total from investment operations	0.31		(1.09)	3.92	0.41	0.04	1.32
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(1.03)	(0.15)	(0.24)	(0.32)	(0.26)
Distributions from net realized gains	(0.69)		(0.23)	(0.06)	(0.26)	(0.17)	-
Total dividends and distributions	(0.96)		(1.26)	(0.21)	(0.50)	(0.49)	(0.26)
Net asset value, end of period	$12.28		$12.93	$15.28	$11.57	$11.66	$12.11
Total Return(c):	2.92%		(8.01)%	34.21%	3.30%	1.21%	12.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$518		$442	$227	$95	$67	$16
Average net assets (000)	$444		$333	$154	$84	$35	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.06	%(e)	0.06%	0.05%	0.05%	0.06%	0.01%
Expenses before waivers and/or expense reimbursement	2.84	%(e)	2.96%	6.69%	22.80%	45.88%	140.94%
Net investment income (loss)	5.09	%(e)	2.58%	1.02%	1.91%	0.15%	1.39%
Portfolio turnover rate(f)	12%		64%	35%	44%	35%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds    185

Prudential Day One 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.95		$15.31	$11.58	$11.66	$12.11	$11.06
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.40	0.15	0.24	0.22	0.22
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(1.47)	3.81	0.18	(0.16)	1.11
Total from investment operations	0.32		(1.07)	3.96	0.42	0.06	1.33
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(1.06)	(0.17)	(0.24)	(0.34)	(0.28)
Distributions from net realized gains	(0.69)		(0.23)	(0.06)	(0.26)	(0.17)	-
Total dividends and distributions	(0.98)		(1.29)	(0.23)	(0.50)	(0.51)	(0.28)
Net asset value, end of period	$12.29		$12.95	$15.31	$11.58	$11.66	$12.11
Total Return(c):	2.99%		(7.93)%	34.50%	3.46%	1.39%	12.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,919		$6,246	$5,912	$2,154	$1,424	$452
Average net assets (000)	$6,215		$6,501	$4,213	$1,657	$981	$266
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.09	)%(f)	(0.09)%	(0.10)%	(0.10)%	(0.09)%	(0.14)%
Expenses before waivers and/or expense reimbursement	2.07	%(f)	1.79%	2.32%	7.79%	14.67%	42.30%
Net investment income (loss)	5.15	%(f)	2.85%	1.11%	2.09%	1.90%	1.84%
Portfolio turnover rate(g)	12%		64%	35%	44%	35%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	1,358	$26,228
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,041	26,671
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,818	20,967
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	4,797	52,100
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	10,019	128,241
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	7,266	122,147
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	4,786	47,426
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	5,378	82,499
PGIM Total Return Bond Fund (Class R6)	1,545	18,741

TOTAL LONG-TERM INVESTMENTS
(cost $507,951)		525,020

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $376)	376	376

TOTAL INVESTMENTS 100.0%
(cost $508,327)(wd)		525,396
Other assets in excess of liabilities 0.0%		41

NET ASSETS 100.0%		$525,437

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

(wd) PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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Prudential Day One 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$525,020	$—	$—
Short-Term Investment
Affiliated Mutual Fund	376	—	—

Total	$525,396	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

International Developed Markets	24.4%
Large Cap	23.2
Broad Market	15.7
Emerging Markets	9.9
Mid Cap	9.0
Small Cap	5.1
Real Estate	5.0
Commodity	4.0

Total Return Bond	3.6%
Short Term	0.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One 2065 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2023

Assets

Affiliated investments (cost $508,327)	$525,396
Due from Manager	30,969
Receivable for investments sold	3,847
Receivable for Fund shares sold	51
Prepaid expenses and other assets	6,924

Total Assets	567,187

Liabilities

Custodian and accounting fees payable	20,823
Audit fee payable	8,822
Professional fees payable	4,397
Fund data service fees	2,400
Payable for Fund shares purchased	1,972
Payable for investments purchased	1,879
Trustees’ fees payable	839
Accrued expenses and other liabilities	411
Affiliated transfer agent fee payable	182
Distribution fee payable	25

Total Liabilities	41,750

Net Assets	$525,437

Net assets were comprised of:
Shares of beneficial interest, at par	$49
Paid-in capital in excess of par	535,587
Total distributable earnings (loss)	(10,199)

Net assets, January 31, 2023	$525,437

See Notes to Financial Statements.

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Prudential Day One 2065 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2023

Class R1

Net asset value, offering price and redemption price per share, ($12,080 ÷ 1,137 shares of beneficial interest issued and outstanding)	$10.62

Class R2

Net asset value, offering price and redemption price per share, ($93,209 ÷ 8,771 shares of beneficial interest issued and outstanding)	$10.63

Class R3

Net asset value, offering price and redemption price per share, ($12,232 ÷ 1,150 shares of beneficial interest issued and outstanding)	$10.63

Class R4

Net asset value, offering price and redemption price per share, ($12,270 ÷ 1,154 shares of beneficial interest issued and outstanding)	$10.63

Class R5

Net asset value, offering price and redemption price per share, ($14,622 ÷ 1,375 shares of beneficial interest issued and outstanding)	$10.64

Class R6

Net asset value, offering price and redemption price per share, ($381,024 ÷ 35,801 shares of beneficial interest issued and outstanding)	$10.64

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One 2065 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Affiliated dividend income	$11,059

Expenses
Management fee	45
Distribution fee(a)	133
Custodian and accounting fees	32,751
Registration fees(a)	11,632
Professional fees	9,928
Audit fee	8,822
Fund data services	5,078
Trustees’ fees	4,839
Shareholders’ reports	3,456
Transfer agent’s fees and expenses (including affiliated expense of $ 557)(a)	839
Miscellaneous	3,017

Total expenses	80,540
Less: Fee waiver and/or expense reimbursement(a)	(80,456)

Net expenses	84

Net investment income (loss)	10,975

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(11,291)
Net capital gain distributions received	12,593

1,302

Net change in unrealized appreciation (depreciation) on investments	5,055

Net gain (loss) on investment transactions	6,357

Net Increase (Decrease) In Net Assets Resulting From Operations	$17,332

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	28	99	6	—	—	—
Registration fees	1,833	2,464	1,833	1,834	1,834	1,834
Transfer agent’s fees and expenses	29	325	28	29	81	347
Fee waiver and/or expense reimbursement	(3,582)	(14,682)	(3,601)	(3,607)	(3,999)	(50,985)

See Notes to Financial Statements.

Prudential Day One Funds    191

Prudential Day One 2065 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,975	$14,356
Net realized gain (loss) on investment transactions	(11,291)	(33,758)
Net capital gain distributions received	12,593	45,678
Net change in unrealized appreciation (depreciation) on investments	5,055	(87,127)

Net increase (decrease) in net assets resulting from operations	17,332	(60,851)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(481)	(960)
Class R2	(3,621)	(4,378)
Class R3	(532)	(1,014)
Class R4	(545)	(1,027)
Class R5	(664)	(1,151)
Class R6	(15,753)	(33,620)

	(21,596)	(42,150)

Fund share transactions
Net proceeds from shares sold	87,004	297,697
Net asset value of shares issued in reinvestment of dividends and distributions	21,596	42,150
Cost of shares purchased	(37,497)	(300,637)

Net increase (decrease) in net assets from Fund share transactions	71,103	39,210

Total increase (decrease)	66,839	(63,791)

Net Assets:
Beginning of period	458,598	522,389

End of period	$525,437	$458,598

See Notes to Financial Statements.

Prudential Day One 2065 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,		December 16, 2019(a) through July 31,
	2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.80		$12.74	$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.26	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	0.04		(1.25)	3.18	(0.41)
Total from investment operations	0.26		(0.99)	3.24	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.79)	(0.05)	(0.05)
Distributions from net realized gains	(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.44)		(0.95)	(0.06)	(0.05)
Net asset value, end of period	$10.62		$10.80	$12.74	$9.56
Total Return(c):	2.72%		(8.61)%	33.98%	(3.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$12	$13	$10
Average net assets (000)	$11		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.66%	0.65%	0.65	%(e)
Expenses before waivers and/or expense reimbursement	63.68	%(e)	59.08%	96.73%	485.07	%(e)
Net investment income (loss)	4.33	%(e)	2.16%	0.55%	0.32	%(e)
Portfolio turnover rate(f)	18%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Prudential Day One 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,		December 16, 2019(a) through July 31,
	2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.82		$12.77	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.23	0.07	0.03
Net realized and unrealized gain (loss) on investment transactions	0.04		(1.20)	3.20	(0.40)
Total from investment operations	0.28		(0.97)	3.27	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.82)	(0.07)	(0.05)
Distributions from net realized gains	(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.47)		(0.98)	(0.08)	(0.05)
Net asset value, end of period	$10.63		$10.82	$12.77	$9.58
Total Return(c):	2.90%		(8.45)%	34.30%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93		$73	$36	$12
Average net assets (000)	$78		$65	$22	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.41%	0.40%	0.40	%(e)
Expenses before waivers and/or expense reimbursement	37.67	%(e)	34.43%	71.91%	446.28	%(e)
Net investment income (loss)	4.70	%(e)	1.97%	0.63%	0.49	%(e)
Portfolio turnover rate(f)	18%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,		December 16, 2019(a) through July 31,
	2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83		$12.78	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.30	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	0.04		(1.25)	3.18	(0.40)
Total from investment operations	0.29		(0.95)	3.29	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.84)	(0.09)	(0.05)
Distributions from net realized gains	(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.49)		(1.00)	(0.10)	(0.05)
Net asset value, end of period	$10.63		$10.83	$12.78	$9.59
Total Return(c):	2.96%		(8.30)%	34.44%	(3.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$12	$13	$10
Average net assets (000)	$11		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.26	%(e)	0.26%	0.25%	0.25	%(e)
Expenses before waivers and/or expense reimbursement	62.89	%(e)	58.37%	96.05%	484.23	%(e)
Net investment income (loss)	4.73	%(e)	2.56%	0.95%	0.72	%(e)
Portfolio turnover rate(f)	18%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Prudential Day One 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,		December 16, 2019(a) through July 31,
	2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84		$12.79	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.32	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	0.04		(1.26)	3.19	(0.41)
Total from investment operations	0.29		(0.94)	3.31	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.85)	(0.10)	(0.05)
Distributions from net realized gains	(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.50)		(1.01)	(0.11)	(0.05)
Net asset value, end of period	$10.63		$10.84	$12.79	$9.59
Total Return(c):	2.97%		(8.21)%	34.66%	(3.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$12	$13	$10
Average net assets (000)	$11		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.16%	0.15%	0.15	%(e)
Expenses before waivers and/or expense reimbursement	62.70	%(e)	58.20%	95.88%	484.02	%(e)
Net investment income (loss)	4.83	%(e)	2.66%	1.04%	0.82	%(e)
Portfolio turnover rate(f)	18%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,		December 16, 2019(a) through July 31,
	2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.85		$12.80	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.32	0.13	0.05
Net realized and unrealized gain (loss) on investment transactions	0.04		(1.24)	3.19	(0.40)
Total from investment operations	0.30		(0.92)	3.32	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.87)	(0.11)	(0.05)
Distributions from net realized gains	(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.51)		(1.03)	(0.12)	(0.05)
Net asset value, end of period	$10.64		$10.85	$12.80	$9.60
Total Return(c):	3.08%		(8.11)%	34.74%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$14	$14	$11
Average net assets (000)	$14		$14	$13	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.06	%(e)	0.06%	0.05%	0.05	%(e)
Expenses before waivers and/or expense reimbursement	58.27	%(e)	54.91%	93.88%	458.95	%(e)
Net investment income (loss)	4.93	%(e)	2.72%	1.14%	0.83	%(e)
Portfolio turnover rate(f)	18%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Prudential Day One 2065 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,		December 16, 2019(a) through July 31,
	2023		2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.86		$12.81	$9.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.32	0.11	0.01
Net realized and unrealized gain (loss) on investment transactions	0.04		(1.23)	3.22	(0.35)
Total from investment operations	0.30		(0.91)	3.33	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.88)	(0.12)	(0.05)
Distributions from net realized gains	(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.52)		(1.04)	(0.13)	(0.05)
Net asset value, end of period	$10.64		$10.86	$12.81	$9.61
Total Return(c):	3.15%		(7.97)%	34.88%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$381		$336	$433	$141
Average net assets (000)	$318		$435	$331	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00%	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.09	)%(f)	(0.09)%	(0.10)%	(0.11	)%(f)
Expenses before waivers and/or expense reimbursement	31.71	%(f)	25.56%	34.59%	166.46	%(f)
Net investment income (loss)	4.98	%(f)	2.70%	0.93%	0.11	%(f)
Portfolio turnover rate(g)	18%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund and Prudential Day One 2065 Fund (each a “Fund” and collectively referred to as the “Day One Funds” or the “Funds”). The Day One Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM fund family (each, an “Underlying Fund”).

2.	Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Day One Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Day One Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Day One Funds’ valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Day One Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services,

Prudential Day One Funds     199

Notes to Financial Statements  (unaudited) (continued)

quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Fund shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Prudential Day One Income Fund:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Prudential Day One Income Fund:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Day One Funds     201

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Day One Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative

Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
R1	1.15%
R2	0.90
R3	0.75
R4	0.65
R5	0.55
R6	0.40

The RIC, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4,

Class R5 and Class R6 shares of Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Day One Funds’ annual gross and net distribution rates and maximum shareholder servicing fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
R1	0.50%	0.50%	0.10%
R2	0.25	0.25	0.10
R3	0.10	0.10	0.10
R4	N/A	N/A	0.10
R5	N/A	N/A	N/A
R6	N/A	N/A	N/A

PGIM Investments, PIMS, PGIM Quantitative Solutions and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly- owned subsidiary of Prudential, serves as Day One Funds’ transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Day One Funds     203

Notes to Financial Statements  (unaudited) (continued)

5.	Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$3,479,490	$3,467,372
Prudential Day One 2015 Fund	1,600,171	1,525,581
Prudential Day One 2020 Fund	6,959,204	8,600,701
Prudential Day One 2025 Fund	11,024,934	10,803,303
Prudential Day One 2030 Fund	11,911,436	11,805,554
Prudential Day One 2035 Fund	9,478,813	7,306,859
Prudential Day One 2040 Fund	9,847,265	6,775,723
Prudential Day One 2045 Fund	6,793,075	4,391,721
Prudential Day One 2050 Fund	4,084,719	2,568,724
Prudential Day One 2055 Fund	2,100,839	1,240,619
Prudential Day One 2060 Fund	1,749,103	836,929
Prudential Day One 2065 Fund	155,213	82,192

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2023, is presented as follows:

Prudential Day One Income Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 3,880,482	$343,675	$410,328	$(73,395)	$(77,460)	$3,662,974	416,247	$52,804	$—

PGIM Global Real Estate Fund (Class R6)
1,220,068	433,800	229,759	(13,547)	(28,280)	1,382,282	71,584	16,450	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
244,046	34,522	60,392	15,992	(940)	233,228	17,844	700	427

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,225,123	736,061	215,818	(361,533)	(2,118)	1,381,715	185,714	278,440	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,222,333	148,468	379,106	58,343	4,306	1,054,344	82,371	26,836	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
2,867,561	407,525	706,921	(124,725)	12,254	2,455,694	146,085	41,017	27,927

Prudential Day One Income Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
$ 245,111	$62,776	$58,901	$(17,418)	$1,926	$233,494	23,561	$—	$32,752

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,544,980	311,690	376,873	(139,405)	3,517	1,343,909	87,608	21,755	108,791

PGIM TIPS Fund (Class R6)
5,650,764	632,445	613,091	(308,019)	(114,805)	5,247,294	601,065	115,903	—

PGIM Total Return Bond Fund (Class R6)
3,889,817	368,528	416,183	(95,351)	(87,106)	3,659,705	301,707	123,872	—
$21,990,285	$3,479,490	$3,467,372	$(1,059,058)	$(288,706)	$20,654,639		$677,777	$169,897

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 2,399,328	$424,993	$512,462	$—	$—	$2,311,859	2,311,859	$41,265	$—
$24,389,613	$3,904,483	$3,979,834	$(1,059,058)	$(288,706)	$22,966,498		$719,042	$169,897

Prudential Day One 2015 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,669,210	$185,778	$134,362	$(38,262)	$(24,312)	$1,658,052	188,415	$22,975	$—

PGIM Global Real Estate Fund (Class R6)
591,310	195,952	91,205	(9,882)	(9,712)	676,463	35,032	7,987	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
153,760	17,282	58,233	11,455	(4,406)	119,858	9,170	444	271

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
593,756	345,362	86,256	(180,964)	4,285	676,183	90,885	135,384	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
663,495	65,752	180,957	29,924	5,037	583,251	45,566	14,655	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,518,047	181,180	337,735	(83,250)	23,365	1,301,607	77,431	21,784	14,832

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
154,430	35,285	57,461	(16,451)	4,192	119,995	12,109	—	20,702

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
834,347	149,173	203,121	(89,864)	14,812	705,347	45,981	11,787	58,942

Prudential Day One Funds     205

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2015 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM TIPS Fund (Class R6)
$ 2,667,835	$276,274	$221,858	$(171,373)	$(27,834)	$2,523,044	289,008	$54,868	$—
PGIM Total Return Bond Fund (Class R6)
1,885,363	148,133	154,393	(56,947)	(31,282)	1,790,874	147,640	60,383	—
$10,731,553	$1,600,171	$1,525,581	$(605,614)	$(45,855)	$10,154,674		$330,267	$94,747

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 1,106,544	$247,835	$249,305	$—	$—	$1,105,074	1,105,074	$19,057	$—
$11,838,097	$1,848,006	$1,774,886	$(605,614)	$(45,855)	$11,259,748		$349,324	$94,747

Prudential Day One 2020 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 6,260,282	$596,147	$808,946	$(106,132)	$(137,751)	$5,803,600	659,500	$83,082	$—

PGIM Global Real Estate Fund (Class R6)
2,539,591	828,504	494,294	(33,674)	(57,457)	2,782,670	144,105	32,886	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
883,891	87,987	432,303	82,007	(53,197)	568,385	43,488	2,403	1,465

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,550,070	1,424,876	483,712	(727,698)	15,659	2,779,195	373,548	531,552	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,358,457	339,185	798,909	167,495	5,742	3,071,970	239,998	71,318	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
7,713,477	883,392	1,816,906	(414,303)	111,258	6,476,918	385,301	105,242	71,657

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
887,735	186,990	424,023	(100,226)	23,215	573,691	57,890	—	112,048

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
3,981,509	682,722	1,042,007	(431,677)	83,589	3,274,136	213,438	53,500	267,538

Prudential Day One 2020 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM TIPS Fund (Class R6)
$10,638,864	$1,170,357	$1,289,533	$(602,620)	$(186,067)	$9,731,001	1,114,662	$214,981	$—

PGIM Total Return Bond Fund (Class R6)
7,793,654	759,044	1,010,068	(166,520)	(197,013)	7,179,097	591,846	242,173	—
$46,607,530	$6,959,204	$8,600,701	$(2,333,348)	$(392,022)	$42,240,663		$1,337,137	$452,708

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 4,159,850	$915,608	$1,174,459	$ — $	—	$3,900,999	3,900,999	$70,286	$—
$50,767,380	$7,874,812	$9,775,160	$(2,333,348)	$(392,022)	$46,141,662		$1,407,423	$452,708

Prudential Day One 2025 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 6,902,942	$1,200,264	$722,554	$(122,393)	$(124,270)	$7,133,989	810,681	$95,054	$—

PGIM Global Real Estate Fund (Class R6)
3,616,897	1,214,435	570,159	(50,017)	(67,176)	4,143,980	214,603	47,921	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,439,710	126,135	595,161	169,226	(111,643)	1,028,267	78,674	4,071	2,483

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,631,796	2,158,168	611,439	(1,069,844)	30,155	4,138,836	556,295	786,174	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,942,665	610,631	1,193,503	336,763	4,947	5,701,503	445,430	131,251	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
12,685,640	1,450,681	2,465,397	(562,212)	91,967	11,200,679	666,310	179,721	122,368

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
1,445,959	298,574	517,005	(107,783)	(6,354)	1,113,391	112,350	—	189,511

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,513,737	1,136,695	1,579,794	(615,590)	38,830	5,493,878	358,141	90,883	454,479

PGIM TIPS Fund (Class R6)
14,134,183	1,607,914	1,294,529	(850,054)	(198,975)	13,398,539	1,534,770	291,345	—

PGIM Total Return Bond Fund (Class R6)
10,812,040	1,221,437	1,253,762	(258,557)	(240,754)	10,280,404	847,519	345,233	—

Prudential Day One Funds     207

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$67,125,569	$11,024,934	$10,803,303	$(3,130,461)	$(583,273)	$63,633,466		$1,971,653	$768,841

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 5,203,999	$984,055	$1,080,421	$—	$—	$5,107,633	5,107,633	$90,697	$—
$72,329,568	$12,008,989	$11,883,724	$(3,130,461)	$(583,273)	$68,741,099		$2,062,350	$768,841

Prudential Day One 2030 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,808,029	$756,912	$511,325	$(82,811)	$(92,081)	$4,878,724	554,401	$65,924	$—

PGIM Global Real Estate Fund (Class R6)
3,556,595	1,184,346	535,338	(23,612)	(89,792)	4,092,199	211,921	47,031	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
2,013,289	179,552	853,050	197,503	(121,608)	1,415,686	108,316	5,740	3,501

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,142,645	2,205,160	621,838	(913,908)	4,551	3,816,610	512,985	685,743	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
841,903	122,448	300,712	33,608	(25,060)	672,187	61,896	31,232	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
7,546,714	659,372	1,615,829	411,265	(13,807)	6,987,715	545,915	168,044	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
14,081,345	1,511,253	2,441,862	(605,595)	88,426	12,633,567	751,551	201,124	136,942

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
2,021,988	412,955	734,692	(167,222)	1,722	1,534,751	154,869	—	267,180

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
8,320,768	1,409,680	1,981,002	(789,138)	43,268	7,003,576	456,556	117,041	585,288

PGIM TIPS Fund (Class R6)
11,030,502	2,156,885	1,173,228	(595,372)	(209,745)	11,209,042	1,283,968	227,055	—

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 9,780,876	$1,312,873	$1,036,678	$(238,029)	$(205,729)	$9,613,313	792,524	$314,804	$—
$67,144,654	$11,911,436	$11,805,554	$(2,773,311)	$(619,855)	$63,857,370		$1,863,738	$992,911

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 4,016,555	$1,088,071	$845,901	$—	$—	$4,258,725	4,258,725	$70,871	$—
$71,161,209	$12,999,507	$12,651,455	$(2,773,311)	$(619,855)	$68,116,095		$1,934,609	$992,911

Prudential Day One 2035 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,634,456	$457,485	$238,257	$(48,095)	$(46,517)	$2,759,072	313,531	$36,833	$—

PGIM Global Real Estate Fund (Class R6)
2,159,389	941,272	276,692	6,618	(52,786)	2,777,801	143,853	29,323	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,850,438	159,450	568,113	249,342	(169,076)	1,522,041	116,453	5,459	3,330

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,971,098	1,481,409	385,795	(591,358)	1,774	2,477,128	332,947	444,687	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,258,628	464,282	213,961	74,016	(19,152)	1,563,813	143,998	48,270	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,539,183	783,099	1,284,797	402,655	(26,217)	6,413,923	501,088	150,680	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
11,405,794	1,289,317	1,721,081	(468,128)	11,507	10,517,409	625,664	168,428	114,679

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
1,887,970	430,255	456,783	(134,667)	(7,015)	1,719,760	173,538	—	257,926

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
7,180,838	1,251,485	1,255,380	(626,311)	(36,340)	6,514,292	424,661	104,428	522,216

PGIM TIPS Fund (Class R6)
5,238,954	1,174,437	431,928	(300,808)	(83,109)	5,597,546	641,185	108,839	—

PGIM Total Return Bond Fund (Class R6)
5,477,182	1,046,322	474,072	(139,056)	(101,646)	5,808,730	478,873	181,622	—

Prudential Day One Funds     209

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$47,603,930	$9,478,813	$7,306,859	$(1,575,792)	$(528,577)	$47,671,515		$1,278,569	$898,151

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 1,557,028	$661,984	$378,250	$—	$—	$1,840,762	1,840,762	$28,704	$—
$49,160,958	$10,140,797	$7,685,109	$(1,575,792)	$(528,577)	$49,512,277		$1,307,273	$898,151

Prudential Day One 2040 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,979,983	$481,655	$203,904	$(29,749)	$(37,934)	$2,190,051	248,869	$28,231	$—

PGIM Global Real Estate Fund (Class R6)
1,810,600	838,519	279,451	9,774	(48,657)	2,330,785	120,703	24,790	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
2,037,188	236,102	591,236	221,781	(123,798)	1,780,037	136,193	6,167	3,762

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,817,977	1,437,794	370,844	(554,538)	(1,379)	2,329,010	313,039	421,117	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,875,267	673,041	331,598	111,766	(31,942)	2,296,534	211,467	73,888	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
7,196,689	926,720	1,125,792	477,228	(28,875)	7,445,970	581,716	170,256	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,960,818	1,423,727	1,394,123	(400,643)	(25,666)	10,564,113	628,442	166,136	113,118

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
2,718,828	642,123	737,743	(208,444)	(9,804)	2,404,960	242,680	—	381,225

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
7,068,846	1,346,182	1,039,313	(627,430)	(26,312)	6,721,973	438,199	105,516	527,654

PGIM TIPS Fund (Class R6)
3,283,097	853,756	295,377	(187,093)	(55,150)	3,599,233	412,283	69,107	—

Prudential Day One 2040 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 3,969,594	$987,646	$406,342	$(88,132)	$(81,820)	$4,380,946	361,166	$134,458	$—
$44,718,887	$9,847,265	$6,775,723	$(1,275,480)	$(471,337)	$46,043,612		$1,199,666	$1,025,759

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 667,529	$269,174	$346,522	$—	$—	$590,181	590,181	$11,500	$—
$45,386,416	$10,116,439	$7,122,245	$(1,275,480)	$(471,337)	$46,633,793		$1,211,166	$1,025,759

Prudential Day One 2045 Fund:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 985,544	$238,098	$95,951	$(15,177)	$(16,389)	$1,096,125	124,560	$14,000	$—

PGIM Global Real Estate Fund (Class R6)
1,239,160	560,208	154,121	4,027	(26,425)	1,622,849	84,042	16,845	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,524,228	172,621	398,654	166,989	(91,082)	1,374,102	105,134	4,652	2,837

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,058,319	936,892	181,905	(327,180)	5,763	1,491,889	200,523	246,795	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,711,605	561,310	279,245	97,741	(25,382)	2,066,029	190,242	67,938	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,909,743	779,475	1,085,263	404,401	(36,178)	5,972,178	466,576	140,915	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
7,573,547	975,820	640,681	(260,362)	(15,632)	7,632,692	454,057	115,646	78,741

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
2,427,267	566,253	574,339	(166,529)	(28,874)	2,223,778	224,397	—	342,851

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,012,109	969,281	654,100	(437,413)	(23,639)	4,866,238	317,225	75,377	376,939

PGIM TIPS Fund (Class R6)
1,123,177	456,670	89,051	(61,177)	(15,906)	1,413,713	161,937	23,491	—

PGIM Total Return Bond Fund (Class R6)
2,469,751	576,447	238,411	(56,493)	(45,552)	2,705,742	223,062	83,492	—

Prudential Day One Funds     211

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2045 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$31,034,450	$6,793,075	$4,391,721	$(651,173)	$(319,296)	$32,465,335		$789,151	$801,368

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 56,693	$177,765	$192,248	$—	$—	$42,210	42,210	$609	$—
$31,091,143	$6,970,840	$4,583,969	$(651,173)	$(319,296)	$32,507,545		$789,760	$801,368

Prudential Day One 2050 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 277,701	$88,595	$24,972	$(4,937)	$(3,490)	$332,897	37,829	$4,032	$—

PGIM Global Real Estate Fund (Class R6)
798,115	360,708	96,273	2,703	(17,907)	1,047,346	54,239	10,896	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
997,685	104,850	167,244	90,074	(32,464)	992,901	75,968	3,059	1,866

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
601,445	538,668	117,970	(184,395)	(507)	837,241	112,532	140,860	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,299,238	435,566	199,833	73,528	(19,217)	1,589,282	146,343	51,772	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,278,132	512,702	713,972	275,463	(18,871)	4,333,454	338,551	102,486	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
5,144,509	631,874	588,657	(187,079)	(17,826)	4,982,821	296,420	78,892	53,716

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
1,649,535	382,136	183,698	(111,988)	(3,572)	1,732,413	174,815	—	234,001

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
3,308,404	616,846	335,452	(290,911)	(12,994)	3,285,893	214,204	49,968	249,877

PGIM TIPS Fund (Class R6)
281,288	92,389	21,769	(15,970)	(4,168)	331,770	38,003	5,925	—

Prudential Day One 2050 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 1,352,038	$320,385	$118,884	$(33,673)	$(23,119)	$1,496,747	123,392	$46,055	$—
$19,988,090	$4,084,719	$2,568,724	$(387,185)	$(154,135)	$20,962,765		$493,945	$539,460

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 48,096	$91,440	$107,063	$—	$—	$32,473	32,473	$441	$—
$20,036,186	$4,176,159	$2,675,787	$(387,185)	$(154,135)	$20,995,238		$494,386	$539,460

Prudential Day One 2055 Fund:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)
$ 282,421	$154,400	$45,251	$1,306	$(5,094)	$387,782	20,082	$3,940	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
353,070	68,932	58,308	27,754	(4,983)	386,465	29,569	1,140	695

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
212,673	211,145	45,900	(64,965)	(2,962)	309,991	41,665	52,523	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
529,359	203,064	105,023	25,370	(3,179)	649,591	59,815	22,211	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,613,424	329,584	296,836	114,126	(4,616)	1,755,682	137,163	40,693	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,808,190	379,824	289,270	(62,455)	(10,913)	1,825,376	108,589	29,202	19,883

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
623,341	199,694	93,532	(42,376)	(4,058)	683,069	68,927	—	93,151

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,170,676	326,302	174,470	(102,198)	(9,961)	1,210,349	78,902	18,618	93,107

PGIM TIPS Fund (Class R6)
—	93,490	3,226	1,823	44	92,131	10,553	—	—

PGIM Total Return Bond Fund (Class R6)
478,518	134,404	128,803	27	(22,327)	461,819	38,072	16,507	—
$7,071,672	$2,100,839	$1,240,619	$(101,588)	$(68,049)	$7,762,255		$184,834	$206,836

Prudential Day One Funds     213

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 36,493	$122,067	$135,703	$—	$—	$22,857	22,857	$286	$—
$7,108,165	$2,222,906	$1,376,322	$(101,588)	$(68,049)	$7,785,112		$185,120	$206,836

Prudential Day One 2060 Fund:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)
$ 277,398	$142,466	$30,034	$3,233	$(7,512)	$385,551	19,966	$3,880	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
346,762	60,027	42,490	32,579	(9,521)	387,357	29,637	1,090	664

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
209,036	198,680	34,440	(65,559)	491	308,208	41,426	50,066	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
588,446	176,448	87,890	38,950	(16,896)	699,058	64,370	23,962	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,664,101	285,427	213,112	147,027	(32,009)	1,851,434	144,643	40,843	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,741,349	313,686	203,135	(50,911)	(16,349)	1,784,640	106,165	27,308	18,594

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
637,398	179,427	75,087	(36,792)	(7,842)	697,104	70,343	—	92,466

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,149,863	283,736	121,225	(92,934)	(12,952)	1,206,488	78,650	17,760	88,813

PGIM Total Return Bond Fund (Class R6)
331,706	109,206	29,516	(7,207)	(6,244)	397,945	32,807	11,602	—
$6,946,059	$1,749,103	$836,929	$(31,614)	$(108,834)	$7,717,785		$176,511	$200,537

Prudential Day One 2060 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 35,876	$102,092	$114,848	$—	$—	$23,120	23,120	$289	$—
$6,981,935	$1,851,195	$951,777	$(31,614)	$(108,834)	$7,740,905		$176,800	$200,537

Prudential Day One 2065 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)
$ 18,300	$11,082	$3,024	$513	$(643)	$26,228	1,358	$245	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
22,876	6,250	4,073	2,572	(954)	26,671	2,041	68	42

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
13,790	14,301	3,019	(4,151)	46	20,967	2,818	3,143	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
40,625	17,970	8,289	3,470	(1,676)	52,100	4,797	1,576	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
114,364	28,958	22,965	11,475	(3,591)	128,241	10,019	2,666	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
114,876	30,274	19,195	(1,967)	(1,841)	122,147	7,266	1,715	1,168

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
42,048	15,368	7,460	(1,637)	(893)	47,426	4,786	2	5,806

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
75,856	24,912	11,915	(5,073)	(1,281)	82,499	5,378	1,115	5,577

PGIM Total Return Bond Fund (Class R6)
15,500	6,098	2,252	(147)	(458)	18,741	1,545	522	—
$458,235	$155,213	$82,192	$5,055	$(11,291)	$525,020		$11,052	$12,593

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 277	$5,551	$5,452	$—	$—	$376	376	$7	$—
$458,512	$160,764	$87,644	$5,055	$(11,291)	$525,396		$11,059	$12,593

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Prudential Day One Funds     215

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation/(depreciation) as of January 31, 2023 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prudential Day One Income Fund	$24,648,169	$1,053,548	$(2,735,219)	$(1,681,671)
Prudential Day One 2015 Fund	12,070,020	755,386	(1,565,658)	(810,272)
Prudential Day One 2020 Fund	48,444,381	3,451,193	(5,753,912)	(2,302,719)
Prudential Day One 2025 Fund	71,966,030	5,157,365	(8,382,296)	(3,224,931)
Prudential Day One 2030 Fund	69,892,697	5,638,141	(7,414,743)	(1,776,602)
Prudential Day One 2035 Fund	49,434,745	4,714,386	(4,636,854)	77,532
Prudential Day One 2040 Fund	45,652,215	4,937,110	(3,955,532)	981,578
Prudential Day One 2045 Fund	31,850,125	3,409,448	(2,752,028)	657,420
Prudential Day One 2050 Fund	20,124,598	2,288,933	(1,418,293)	870,640
Prudential Day One 2055 Fund	7,404,988	1,128,889	(748,765)	380,124
Prudential Day One 2060 Fund	7,695,903	573,595	(528,593)	45,002
Prudential Day One 2065 Fund	533,197	19,283	(27,084)	(7,801)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below post-October capital losses as having been incurred in the following fiscal year (July 31, 2023).

Fund	Post-October Capital Losses
Prudential Day One 2015 Fund	$ 12,000
Prudential Day One 2025 Fund	198,000
Prudential Day One 2030 Fund	44,000
Prudential Day One 2035 Fund	209,000
Prudential Day One 2040 Fund	53,000
Prudential Day One 2045 Fund	52,000
Prudential Day One 2050 Fund	105,000
Prudential Day One 2055 Fund	196,000

Fund	Post-October Capital Losses
Prudential Day One 2060 Fund	$ 29,000

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Day One Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Day One Funds, at $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Day One Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One Income Fund–Class R1	2,532	98.0%
Prudential Day One Income Fund–Class R2	2,571	78.5
Prudential Day One Income Fund–Class R4	2,610	100.0
Prudential Day One Income Fund–Class R5	92,665	99.7
Prudential Day One Income Fund–Class R6	1,760,328	79.5
Prudential Day One 2015 Fund–Class R1	1,296	100.0
Prudential Day One 2015 Fund–Class R2	1,315	25.5
Prudential Day One 2015 Fund–Class R3	1,327	100.0
Prudential Day One 2015 Fund–Class R4	1,336	100.0
Prudential Day One 2015 Fund–Class R5	18,484	100.0
Prudential Day One 2015 Fund–Class R6	908,528	81.7
Prudential Day One 2020 Fund–Class R1	1,300	100.0
Prudential Day One 2020 Fund–Class R4	1,338	100.0
Prudential Day One 2020 Fund–Class R5	292,974	100.0
Prudential Day One 2020 Fund–Class R6	3,653,519	87.1
Prudential Day One 2025 Fund–Class R1	1,309	100.0
Prudential Day One 2025 Fund–Class R4	1,348	46.1
Prudential Day One 2025 Fund–Class R5	59,791	98.5
Prudential Day One 2025 Fund–Class R6	5,024,273	76.9
Prudential Day One 2030 Fund–Class R1	3,243	55.2
Prudential Day One 2030 Fund–Class R2	2,523	8.7

Prudential Day One Funds     217

Notes to Financial Statements  (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2030 Fund–Class R4	1,355	47.0%
Prudential Day One 2030 Fund–Class R5	362,156	98.7
Prudential Day One 2030 Fund–Class R6	4,867,184	85.2
Prudential Day One 2035 Fund–Class R1	1,364	46.5
Prudential Day One 2035 Fund–Class R4	1,404	100.0
Prudential Day One 2035 Fund–Class R5	51,496	82.5
Prudential Day One 2035 Fund–Class R6	3,391,226	76.6
Prudential Day One 2040 Fund–Class R1	1,581	39.8
Prudential Day One 2040 Fund–Class R4	1,376	24.3
Prudential Day One 2040 Fund–Class R5	586,165	98.5
Prudential Day One 2040 Fund–Class R6	2,956,869	87.4
Prudential Day One 2045 Fund–Class R1	1,393	100.0
Prudential Day One 2045 Fund–Class R4	1,436	38.6
Prudential Day One 2045 Fund–Class R5	62,484	89.4
Prudential Day One 2045 Fund–Class R6	1,890,203	67.7
Prudential Day One 2050 Fund–Class R1	1,344	30.3
Prudential Day One 2050 Fund–Class R3	817	56.3
Prudential Day One 2050 Fund–Class R4	1,383	16.6
Prudential Day One 2050 Fund–Class R5	103,251	97.3
Prudential Day One 2050 Fund–Class R6	1,397,824	85.1
Prudential Day One 2055 Fund–Class R1	1,588	93.5
Prudential Day One 2055 Fund–Class R2	1,605	6.7
Prudential Day One 2055 Fund–Class R3	934	38.9
Prudential Day One 2055 Fund–Class R4	1,625	51.8
Prudential Day One 2055 Fund–Class R5	43,115	97.6
Prudential Day One 2055 Fund–Class R6	484,089	69.7
Prudential Day One 2060 Fund–Class R1	1,678	100.0
Prudential Day One 2060 Fund–Class R4	1,332	79.6
Prudential Day One 2060 Fund–Class R5	41,743	99.0
Prudential Day One 2060 Fund–Class R6	210,748	37.4
Prudential Day One 2065 Fund–Class R1	1,137	100.0
Prudential Day One 2065 Fund–Class R2	1,145	13.1
Prudential Day One 2065 Fund–Class R3	1,150	100.0
Prudential Day One 2065 Fund–Class R4	1,154	100.0
Prudential Day One 2065 Fund–Class R5	1,157	84.1
Prudential Day One 2065 Fund–Class R6	35,617	99.5

At the reporting period end, the number of shareholders holding greater than 5% of the Day One Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Prudential Day One Income Fund	2	69.9%

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Prudential Day One 2015 Fund	1	75.8%
Prudential Day One 2020 Fund	3	81.0
Prudential Day One 2025 Fund	3	73.0
Prudential Day One 2030 Fund	4	80.9
Prudential Day One 2035 Fund	2	69.7
Prudential Day One 2040 Fund	4	83.8
Prudential Day One 2045 Fund	2	57.8
Prudential Day One 2050 Fund	5	83.3
Prudential Day One 2055 Fund	3	63.3
Prudential Day One 2060 Fund	3	38.6
Prudential Day One 2065 Fund	3	82.3
Unaffiliated:
Prudential Day One Income Fund	1	12.7
Prudential Day One 2015 Fund	1	10.3
Prudential Day One 2020 Fund	1	7.4
Prudential Day One 2025 Fund	1	12.5
Prudential Day One 2030 Fund	1	7.9
Prudential Day One 2035 Fund	1	11.0
Prudential Day One 2040 Fund	—	—
Prudential Day One 2045 Fund	1	15.9
Prudential Day One 2050 Fund	1	6.1
Prudential Day One 2055 Fund	2	19.1
Prudential Day One 2060 Fund	3	50.7
Prudential Day One 2065 Fund	—	—

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund:

Share Class	Shares		Amount

Class R1
Six months ended January 31, 2023:
Shares sold	11		$113
Shares issued in reinvestment of dividends and distributions	145		1,393
Shares purchased	—	**	(2)
Net increase (decrease) in shares outstanding	156		$1,504

Year ended July 31, 2022:
Shares sold	13		$148
Shares issued in reinvestment of dividends and distributions	175		2,001
Shares purchased	—	**	(3)
Net increase (decrease) in shares outstanding	188		$2,146

Prudential Day One Funds     219

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One Income Fund (cont’d.):

Share Class	Shares	Amount

Class R2
Six months ended January 31, 2023:
Shares sold	8,598	$90,315
Shares issued in reinvestment of dividends and distributions	203	1,948
Shares purchased	(10,057)	(102,952)
Net increase (decrease) in shares outstanding	(1,256)	$(10,689)

Year ended July 31, 2022:
Shares sold	14,891	$175,016
Shares issued in reinvestment of dividends and distributions	12,608	145,975
Shares purchased	(197,970)	(2,221,669)
Net increase (decrease) in shares outstanding	(170,471)	$(1,900,678)

Class R3
Six months ended January 31, 2023:
Shares sold	404	$3,987
Shares issued in reinvestment of dividends and distributions	935	8,961
Shares purchased	(44)	(426)
Net increase (decrease) in shares outstanding	1,295	$12,522

Year ended July 31, 2022:
Shares sold	557	$7,043
Shares issued in reinvestment of dividends and distributions	1,146	13,092
Shares purchased	(120,380)	(1,459,222)
Net increase (decrease) in shares outstanding	(118,677)	$(1,439,087)

Class R4
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	155	$1,477
Net increase (decrease) in shares outstanding	155	$1,477

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	189	$2,163
Net increase (decrease) in shares outstanding	189	$2,163

Prudential Day One Income Fund (cont’d.):

Share Class	Shares	Amount

Class R5
Six months ended January 31, 2023:
Shares sold	1,507	$15,310
Shares issued in reinvestment of dividends and distributions	5,552	53,152
Shares purchased	(1,619)	(15,898)
Net increase (decrease) in shares outstanding	5,440	$52,564

Year ended July 31, 2022:
Shares sold	4,761	$52,968
Shares issued in reinvestment of dividends and distributions	6,659	75,927
Shares purchased	(3,450)	(40,141)
Net increase (decrease) in shares outstanding	7,970	$88,754

Class R6
Six months ended January 31, 2023:
Shares sold	80,632	$800,982
Shares issued in reinvestment of dividends and distributions	135,378	1,299,152
Shares purchased	(181,733)	(1,803,351)
Net increase (decrease) in shares outstanding	34,277	$296,783

Year ended July 31, 2022:
Shares sold	720,805	$8,602,685
Shares issued in reinvestment of dividends and distributions	188,349	2,154,067
Shares purchased	(719,230)	(8,343,226)
Net increase (decrease) in shares outstanding	189,924	$2,413,526

** Less than 1 share.
Prudential Day One 2015 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	90	$856
Net increase (decrease) in shares outstanding	90	$856

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	101	$1,166
Net increase (decrease) in shares outstanding	101	$1,166

Prudential Day One Funds     221

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2015 Fund (cont’d.):

Share Class	Shares	Amount

Class R2
Six months ended January 31, 2023:
Shares sold	136	$1,368
Shares issued in reinvestment of dividends and distributions	369	3,495
Shares purchased	(20)	(206)
Net increase (decrease) in shares outstanding	485	$4,657

Year ended July 31, 2022:
Shares sold	399	$4,577
Shares issued in reinvestment of dividends and distributions	382	4,443
Shares purchased	(134)	(1,614)
Net increase (decrease) in shares outstanding	647	$7,406

Class R3
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	98	$926
Net increase (decrease) in shares outstanding	98	$926

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	106	$1,239
Net increase (decrease) in shares outstanding	106	$1,239

Class R4
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	100	$944
Net increase (decrease) in shares outstanding	100	$944

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	108	$1,259
Net increase (decrease) in shares outstanding	108	$1,259

Class R5
Six months ended January 31, 2023:
Shares sold	1,944	$19,867
Shares issued in reinvestment of dividends and distributions	1,371	12,979
Shares purchased	(956)	(9,419)
Net increase (decrease) in shares outstanding	2,359	$23,427

Prudential Day One 2015 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	7,391	$83,995
Shares issued in reinvestment of dividends and distributions	1,150	13,383
Shares purchased	(3,089)	(32,005)
Net increase (decrease) in shares outstanding	5,452	$65,373

Class R6
Six months ended January 31, 2023:
Shares sold	1,496	$17,796
Shares issued in reinvestment of dividends and distributions	86,257	815,992
Shares purchased	(42,239)	(428,149)
Net increase (decrease) in shares outstanding	45,514	$405,639

Year ended July 31, 2022:
Shares sold	98,722	$1,211,781
Shares issued in reinvestment of dividends and distributions	114,877	1,336,020
Shares purchased	(344,880)	(3,944,904)
Net increase (decrease) in shares outstanding	(131,281)	$(1,397,103)
Prudential Day One 2020 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	101	$976
Net increase (decrease) in shares outstanding	101	$976

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	100	$1,202
Net increase (decrease) in shares outstanding	100	$1,202

Class R2
Six months ended January 31, 2023:
Shares sold	3,186	$34,036
Shares issued in reinvestment of dividends and distributions	647	6,256
Shares purchased	(397)	(4,229)
Net increase (decrease) in shares outstanding	3,436	$36,063

Year ended July 31, 2022:
Shares sold	104,291	$1,312,038
Shares issued in reinvestment of dividends and distributions	32,528	390,989
Shares purchased	(579,301)	(6,952,142)
Net increase (decrease) in shares outstanding	(442,482)	$(5,249,115)

Prudential Day One Funds     223

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Share Class	Shares	Amount

Class R3
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	8,727	$84,476
Shares purchased	(10,824)	(104,995)
Net increase (decrease) in shares outstanding	(2,097)	$(20,519)

Year ended July 31, 2022:
Shares sold	1,317	$17,199
Shares issued in reinvestment of dividends and distributions	9,406	113,256
Shares purchased	(55,636)	(699,284)
Net increase (decrease) in shares outstanding	(44,913)	$(568,829)

Class R4
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	110	$1,068
Net increase (decrease) in shares outstanding	110	$1,068

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	107	$1,296
Net increase (decrease) in shares outstanding	107	$1,296

Class R5
Six months ended January 31, 2023:
Shares sold	5,139	$54,261
Shares issued in reinvestment of dividends and distributions	24,334	235,551
Shares purchased	(1,844)	(18,990)
Net increase (decrease) in shares outstanding	27,629	$270,822

Year ended July 31, 2022:
Shares sold	14,637	$170,276
Shares issued in reinvestment of dividends and distributions	27,186	327,317
Shares purchased	(54,868)	(605,130)
Net increase (decrease) in shares outstanding	(13,045)	$(107,537)

Class R6
Six months ended January 31, 2023:
Shares sold	91,887	$960,251
Shares issued in reinvestment of dividends and distributions	359,913	3,469,557
Shares purchased	(450,923)	(4,699,408)
Net increase (decrease) in shares outstanding	877	$(269,600)

Prudential Day One 2020 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	434,223	$5,312,864
Shares issued in reinvestment of dividends and distributions	434,880	5,214,209
Shares purchased	(1,240,115)	(14,583,522)
Net increase (decrease) in shares outstanding	(371,012)	$(4,056,449)

Prudential Day One 2025 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	86	$846
Net increase (decrease) in shares outstanding	86	$846

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	111	$1,353
Net increase (decrease) in shares outstanding	111	$1,353

Class R2
Six months ended January 31, 2023:
Shares sold	1,821	$19,205
Shares issued in reinvestment of dividends and distributions	759	7,493
Shares purchased	(461)	(4,909)
Net increase (decrease) in shares outstanding	2,119	$21,789

Year ended July 31, 2022:
Shares sold	3,701	$44,072
Shares issued in reinvestment of dividends and distributions	686	8,344
Shares purchased	(1,213)	(14,902)
Net increase (decrease) in shares outstanding	3,174	$37,514

Class R3
Six months ended January 31, 2023:
Shares sold	539	$5,733
Shares issued in reinvestment of dividends and distributions	3,010	29,707
Shares purchased	(1,690)	(16,696)
Net increase (decrease) in shares outstanding	1,859	$18,744

Year ended July 31, 2022:
Shares sold	3,542	$44,924
Shares issued in reinvestment of dividends and distributions	3,800	46,210
Shares purchased	(726,393)	(9,486,356)
Net increase (decrease) in shares outstanding	(719,051)	$(9,395,222)

Prudential Day One Funds     225

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2025 Fund (cont’d.):

Share Class	Shares	Amount

Class R4
Six months ended January 31, 2023:
Shares sold	735	$7,816
Shares issued in reinvestment of dividends and distributions	198	1,952
Shares purchased	(2)	(16)
Net increase (decrease) in shares outstanding	931	$9,752

Year ended July 31, 2022:
Shares sold	726	$8,616
Shares issued in reinvestment of dividends and distributions	137	1,671
Shares purchased	(1)	(10)
Net increase (decrease) in shares outstanding	862	$10,277

Class R5
Six months ended January 31, 2023:
Shares sold	8,658	$91,268
Shares issued in reinvestment of dividends and distributions	4,694	46,333
Shares purchased	(6,524)	(66,521)
Net increase (decrease) in shares outstanding	6,828	$71,080

Year ended July 31, 2022:
Shares sold	41,893	$498,097
Shares issued in reinvestment of dividends and distributions	2,714	33,003
Shares purchased	(11,073)	(122,926)
Net increase (decrease) in shares outstanding	33,534	$408,174

Class R6
Six months ended January 31, 2023:
Shares sold	193,965	$2,085,805
Shares issued in reinvestment of dividends and distributions	475,872	4,701,615
Shares purchased	(450,025)	(4,838,373)
Net increase (decrease) in shares outstanding	219,812	$1,949,047

Year ended July 31, 2022:
Shares sold	1,650,400	$20,713,463
Shares issued in reinvestment of dividends and distributions	710,704	8,656,371
Shares purchased	(2,161,821)	(25,304,644)
Net increase (decrease) in shares outstanding	199,283	$4,065,190

Prudential Day One 2030 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	512	$5,781
Shares issued in reinvestment of dividends and distributions	464	4,803
Shares purchased	(13)	(148)
Net increase (decrease) in shares outstanding	963	$10,436

Year ended July 31, 2022:
Shares sold	557	$7,268
Shares issued in reinvestment of dividends and distributions	357	4,666
Shares purchased	(21)	(264)
Net increase (decrease) in shares outstanding	893	$11,670

Class R2
Six months ended January 31, 2023:
Shares sold	1,649	$18,405
Shares issued in reinvestment of dividends and distributions	2,308	23,953
Shares purchased	(100)	(1,160)
Net increase (decrease) in shares outstanding	3,857	$41,198

Year ended July 31, 2022:
Shares sold	75,667	$1,006,436
Shares issued in reinvestment of dividends and distributions	47,756	625,131
Shares purchased	(630,095)	(8,011,167)
Net increase (decrease) in shares outstanding	(506,672)	$(6,379,600)

Class R3
Six months ended January 31, 2023:
Shares sold	7,342	$80,651
Shares issued in reinvestment of dividends and distributions	10,513	109,021
Shares purchased	(606)	(6,290)
Net increase (decrease) in shares outstanding	17,249	$183,382

Year ended July 31, 2022:
Shares sold	22,038	$280,749
Shares issued in reinvestment of dividends and distributions	8,772	114,735
Shares purchased	(166,870)	(2,282,588)
Net increase (decrease) in shares outstanding	(136,060)	$(1,887,104)

Prudential Day One Funds     227

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Share Class	Shares	Amount

Class R4
Six months ended January 31, 2023:
Shares sold	827	$9,277
Shares issued in reinvestment of dividends and distributions	299	3,094
Shares purchased	(823)	(8,524)
Net increase (decrease) in shares outstanding	303	$3,847

Year ended July 31, 2022:
Shares sold	797	$10,152
Shares issued in reinvestment of dividends and distributions	165	2,155
Shares purchased	(2)	(29)
Net increase (decrease) in shares outstanding	960	$12,278

Class R5
Six months ended January 31, 2023:
Shares sold	14,013	$158,143
Shares issued in reinvestment of dividends and distributions	31,004	321,515
Shares purchased	(5,481)	(61,507)
Net increase (decrease) in shares outstanding	39,536	$418,151

Year ended July 31, 2022:
Shares sold	33,096	$416,432
Shares issued in reinvestment of dividends and distributions	25,049	327,886
Shares purchased	(12,195)	(164,039)
Net increase (decrease) in shares outstanding	45,950	$580,279

Class R6
Six months ended January 31, 2023:
Shares sold	112,626	$1,279,554
Shares issued in reinvestment of dividends and distributions	500,112	5,191,158
Shares purchased	(373,977)	(4,194,775)
Net increase (decrease) in shares outstanding	238,761	$2,275,937

Year ended July 31, 2022:
Shares sold	1,179,597	$15,764,511
Shares issued in reinvestment of dividends and distributions	489,529	6,412,830
Shares purchased	(1,362,236)	(17,183,073)
Net increase (decrease) in shares outstanding	306,890	$4,994,268

Prudential Day One 2035 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	113	$1,254
Shares issued in reinvestment of dividends and distributions	202	2,086
Shares purchased	(7)	(80)
Net increase (decrease) in shares outstanding	308	$3,260

Year ended July 31, 2022:
Shares sold	101	$1,237
Shares issued in reinvestment of dividends and distributions	283	3,686
Shares purchased	(12)	(155)
Net increase (decrease) in shares outstanding	372	$4,768

Class R2
Six months ended January 31, 2023:
Shares sold	2,530	$27,872
Shares issued in reinvestment of dividends and distributions	749	7,734
Shares purchased	(38,888)	(412,130)
Net increase (decrease) in shares outstanding	(35,609)	$(376,524)

Year ended July 31, 2022:
Shares sold	6,192	$78,930
Shares issued in reinvestment of dividends and distributions	4,897	63,858
Shares purchased	(1,756)	(23,133)
Net increase (decrease) in shares outstanding	9,333	$119,655

Class R3
Six months ended January 31, 2023:
Shares sold	3,455	$37,757
Shares issued in reinvestment of dividends and distributions	2,212	22,868
Shares purchased	(25)	(257)
Net increase (decrease) in shares outstanding	5,642	$60,368

Year ended July 31, 2022:
Shares sold	10,801	$144,003
Shares issued in reinvestment of dividends and distributions	2,389	31,195
Shares purchased	(690,934)	(9,832,589)
Net increase (decrease) in shares outstanding	(677,744)	$(9,657,391)

Class R4
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	103	$1,075
Net increase (decrease) in shares outstanding	103	$1,075

Prudential Day One Funds     229

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	7	$93
Shares issued in reinvestment of dividends and distributions	150	1,959
Shares purchased	(7)	(90)
Net increase (decrease) in shares outstanding	150	$1,962

Class R5
Six months ended January 31, 2023:
Shares sold	12,216	$135,010
Shares issued in reinvestment of dividends and distributions	4,265	44,097
Shares purchased	(36)	(421)
Net increase (decrease) in shares outstanding	16,445	$178,686

Year ended July 31, 2022:
Shares sold	25,466	$318,765
Shares issued in reinvestment of dividends and distributions	3,364	43,940
Shares purchased	(4,996)	(62,937)
Net increase (decrease) in shares outstanding	23,834	$299,768

Class R6
Six months ended January 31, 2023:
Shares sold	256,813	$2,863,024
Shares issued in reinvestment of dividends and distributions	336,792	3,482,425
Shares purchased	(214,268)	(2,378,991)
Net increase (decrease) in shares outstanding	379,337	$3,966,458

Year ended July 31, 2022:
Shares sold	795,506	$10,632,655
Shares issued in reinvestment of dividends and distributions	515,539	6,732,940
Shares purchased	(1,010,332)	(12,501,302)
Net increase (decrease) in shares outstanding	300,713	$4,864,293

Prudential Day One 2040 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	533	$6,213
Shares issued in reinvestment of dividends and distributions	311	3,352
Shares purchased	(12)	(137)
Net increase (decrease) in shares outstanding	832	$9,428

Year ended July 31, 2022:
Shares sold	557	$7,458
Shares issued in reinvestment of dividends and distributions	245	3,376
Shares purchased	(17)	(224)
Net increase (decrease) in shares outstanding	785	$10,610

Class R2
Six months ended January 31, 2023:
Shares sold	3,310	$38,105
Shares issued in reinvestment of dividends and distributions	1,331	14,361
Shares purchased	(403)	(4,901)
Net increase (decrease) in shares outstanding	4,238	$47,565

Year ended July 31, 2022:
Shares sold	104,778	$1,493,770
Shares issued in reinvestment of dividends and distributions	43,620	602,390
Shares purchased	(528,402)	(7,063,228)
Net increase (decrease) in shares outstanding	(380,004)	$(4,967,068)

Class R3
Six months ended January 31, 2023:
Shares sold	2,582	$29,705
Shares issued in reinvestment of dividends and distributions	4,719	50,923
Net increase (decrease) in shares outstanding	7,301	$80,628

Year ended July 31, 2022:
Shares sold	8,536	$115,460
Shares issued in reinvestment of dividends and distributions	4,173	57,666
Shares purchased	(210,041)	(3,078,060)
Net increase (decrease) in shares outstanding	(197,332)	$(2,904,934)

Class R4
Six months ended January 31, 2023:
Shares sold	1,169	$13,736
Shares issued in reinvestment of dividends and distributions	463	5,003
Shares purchased	(5)	(54)
Net increase (decrease) in shares outstanding	1,627	$18,685

Prudential Day One Funds     231

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	1,448	$19,283
Shares issued in reinvestment of dividends and distributions	271	3,749
Shares purchased	(19)	(246)
Net increase (decrease) in shares outstanding	1,700	$22,786

Class R5
Six months ended January 31, 2023:
Shares sold	10,234	$120,399
Shares issued in reinvestment of dividends and distributions	50,374	544,043
Shares purchased	(5,063)	(57,973)
Net increase (decrease) in shares outstanding	55,545	$606,469

Year ended July 31, 2022:
Shares sold	26,889	$355,297
Shares issued in reinvestment of dividends and distributions	49,819	688,996
Shares purchased	(42,833)	(594,474)
Net increase (decrease) in shares outstanding	33,875	$449,819

Class R6
Six months ended January 31, 2023:
Shares sold	246,408	$2,919,378
Shares issued in reinvestment of dividends and distributions	293,884	3,173,946
Shares purchased	(201,097)	(2,307,278)
Net increase (decrease) in shares outstanding	339,195	$3,786,046

Year ended July 31, 2022:
Shares sold	741,422	$10,337,187
Shares issued in reinvestment of dividends and distributions	323,002	4,467,114
Shares purchased	(983,449)	(12,584,235)
Net increase (decrease) in shares outstanding	80,975	$2,220,066

Prudential Day One 2045 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	— **	$2
Shares issued in reinvestment of dividends and distributions	91	956
Shares purchased	— **	(2)
Net increase (decrease) in shares outstanding	91	$956

Year ended July 31, 2022:
Shares sold	1	$16
Shares issued in reinvestment of dividends and distributions	179	2,362
Shares purchased	(165)	(1,817)
Net increase (decrease) in shares outstanding	15	$561

Class R2
Six months ended January 31, 2023:
Shares sold	3,171	$35,069
Shares issued in reinvestment of dividends and distributions	1,929	20,278
Shares purchased	(2,176)	(25,049)
Net increase (decrease) in shares outstanding	2,924	$30,298

Year ended July 31, 2022:
Shares sold	11,253	$145,138
Shares issued in reinvestment of dividends and distributions	3,418	45,089
Shares purchased	(11,250)	(133,866)
Net increase (decrease) in shares outstanding	3,421	$56,361

Class R3
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	230	$2,413
Shares purchased	(1,044)	(11,467)
Net increase (decrease) in shares outstanding	(814)	$(9,054)

Year ended July 31, 2022:
Shares sold	3,533	$50,715
Shares issued in reinvestment of dividends and distributions	380	5,013
Shares purchased	(861,635)	(12,648,626)
Net increase (decrease) in shares outstanding	(857,722)	$(12,592,898)

Class R4
Six months ended January 31, 2023:
Shares sold	87	$964
Shares issued in reinvestment of dividends and distributions	260	2,730
Shares purchased	(557)	(6,341)
Net increase (decrease) in shares outstanding	(210)	$(2,647)

Prudential Day One Funds     233

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2045 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	655	$7,442
Shares issued in reinvestment of dividends and distributions	421	5,548
Shares purchased	(45)	(605)
Net increase (decrease) in shares outstanding	1,031	$12,385

Class R5
Six months ended January 31, 2023:
Shares sold	8,149	$90,999
Shares issued in reinvestment of dividends and distributions	4,962	52,147
Shares purchased	(9,566)	(107,199)
Net increase (decrease) in shares outstanding	3,545	$35,947

Year ended July 31, 2022:
Shares sold	28,912	$366,571
Shares issued in reinvestment of dividends and distributions	7,053	93,097
Shares purchased	(14,077)	(181,789)
Net increase (decrease) in shares outstanding	21,888	$277,879

Class R6
Six months ended January 31, 2023:
Shares sold	202,495	$2,275,235
Shares issued in reinvestment of dividends and distributions	202,072	2,127,813
Shares purchased	(128,471)	(1,449,534)
Net increase (decrease) in shares outstanding	276,096	$2,953,514

Year ended July 31, 2022:
Shares sold	516,014	$6,990,216
Shares issued in reinvestment of dividends and distributions	350,374	4,631,941
Shares purchased	(584,830)	(7,192,779)
Net increase (decrease) in shares outstanding	281,558	$4,429,378

**	Less than 1 share.

Prudential Day One 2050 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	344	$4,000
Shares issued in reinvestment of dividends and distributions	326	3,554
Shares purchased	(15)	(180)
Net increase (decrease) in shares outstanding	655	$7,374

Year ended July 31, 2022:
Shares sold	541	$7,379
Shares issued in reinvestment of dividends and distributions	337	4,665
Shares purchased	(23)	(318)
Net increase (decrease) in shares outstanding	855	$11,726

Class R2
Six months ended January 31, 2023:
Shares sold	4,465	$51,443
Shares issued in reinvestment of dividends and distributions	2,341	25,559
Shares purchased	(1,555)	(18,431)
Net increase (decrease) in shares outstanding	5,251	$58,571

Year ended July 31, 2022:
Shares sold	65,305	$934,169
Shares issued in reinvestment of dividends and distributions	39,540	548,421
Shares purchased	(427,136)	(5,782,506)
Net increase (decrease) in shares outstanding	(322,291)	$(4,299,916)

Class R3
Six months ended January 31, 2023:
Shares sold	107	$1,229
Shares issued in reinvestment of dividends and distributions	109	1,194
Net increase (decrease) in shares outstanding	216	$2,423

Year ended July 31, 2022:
Shares sold	3,288	$48,256
Shares issued in reinvestment of dividends and distributions	114	1,580
Shares purchased	(274,825)	(4,127,664)
Net increase (decrease) in shares outstanding	(271,423)	$(4,077,828)

Class R4
Six months ended January 31, 2023:
Shares sold	1,040	$12,161
Shares issued in reinvestment of dividends and distributions	645	7,035
Shares purchased	(561)	(6,200)
Net increase (decrease) in shares outstanding	1,124	$12,996

Prudential Day One Funds     235

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	5,418	$79,018
Shares issued in reinvestment of dividends and distributions	645	8,931
Shares purchased	(23)	(301)
Net increase (decrease) in shares outstanding	6,040	$87,648

Class R5
Six months ended January 31, 2023:
Shares sold	9,221	$107,689
Shares issued in reinvestment of dividends and distributions	8,449	92,260
Shares purchased	(5,983)	(68,311)
Net increase (decrease) in shares outstanding	11,687	$131,638

Year ended July 31, 2022:
Shares sold	22,409	$301,578
Shares issued in reinvestment of dividends and distributions	9,540	132,318
Shares purchased	(14,366)	(186,409)
Net increase (decrease) in shares outstanding	17,583	$247,487

Class R6
Six months ended January 31, 2023:
Shares sold	102,063	$1,205,480
Shares issued in reinvestment of dividends and distributions	134,008	1,466,047
Shares purchased	(70,819)	(811,219)
Net increase (decrease) in shares outstanding	165,252	$1,860,308

Year ended July 31, 2022:
Shares sold	412,380	$5,864,603
Shares issued in reinvestment of dividends and distributions	161,987	2,251,618
Shares purchased	(319,029)	(4,054,587)
Net increase (decrease) in shares outstanding	255,338	$4,061,634

Prudential Day One 2055 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	— **	$4
Shares issued in reinvestment of dividends and distributions	86	801
Shares purchased	(1)	(6)
Net increase (decrease) in shares outstanding	85	$799

Year ended July 31, 2022:
Shares sold	1	$13
Shares issued in reinvestment of dividends and distributions	387	4,484
Shares purchased	(1)	(13)
Net increase (decrease) in shares outstanding	387	$4,484

Class R2
Six months ended January 31, 2023:
Shares sold	1,285	$12,550
Shares issued in reinvestment of dividends and distributions	1,182	11,086
Shares purchased	(5,595)	(57,088)
Net increase (decrease) in shares outstanding	(3,128)	$(33,452)

Year ended July 31, 2022:
Shares sold	7,417	$83,810
Shares issued in reinvestment of dividends and distributions	6,804	78,926
Shares purchased	(7,868)	(83,782)
Net increase (decrease) in shares outstanding	6,353	$78,954

Class R3
Six months ended January 31, 2023:
Shares sold	918	$9,193
Shares issued in reinvestment of dividends and distributions	76	716
Net increase (decrease) in shares outstanding	994	$9,909

Year ended July 31, 2022:
Shares sold	3,300	$47,803
Shares issued in reinvestment of dividends and distributions	309	3,581
Shares purchased	(511,456)	(7,630,926)
Net increase (decrease) in shares outstanding	(507,847)	$(7,579,542)

Class R4
Six months ended January 31, 2023:
Shares sold	1,083	$10,238
Shares issued in reinvestment of dividends and distributions	154	1,446
Shares purchased	(1)	(14)
Net increase (decrease) in shares outstanding	1,236	$11,670

Prudential Day One Funds     237

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	374	$3,972
Shares issued in reinvestment of dividends and distributions	377	4,368
Shares purchased	(17)	(181)
Net increase (decrease) in shares outstanding	734	$8,159

Class R5
Six months ended January 31, 2023:
Shares sold	9,181	$91,617
Shares issued in reinvestment of dividends and distributions	2,151	20,287
Shares purchased	(2,648)	(27,051)
Net increase (decrease) in shares outstanding	8,684	$84,853

Year ended July 31, 2022:
Shares sold	18,321	$217,160
Shares issued in reinvestment of dividends and distributions	7,146	82,969
Shares purchased	(6,633)	(71,434)
Net increase (decrease) in shares outstanding	18,834	$228,695

Class R6
Six months ended January 31, 2023:
Shares sold	103,512	$1,034,599
Shares issued in reinvestment of dividends and distributions	35,322	333,082
Shares purchased	(61,531)	(607,096)
Net increase (decrease) in shares outstanding	77,303	$760,585

Year ended July 31, 2022:
Shares sold	215,261	$2,769,992
Shares issued in reinvestment of dividends and distributions	193,504	2,244,650
Shares purchased	(308,823)	(3,276,706)
Net increase (decrease) in shares outstanding	99,942	$1,737,936

**	Less than 1 share.

Prudential Day One 2060 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares sold	242	$2,924
Shares issued in reinvestment of dividends and distributions	120	1,368
Net increase (decrease) in shares outstanding	362	$4,292

Year ended July 31, 2022:
Shares sold	111	$1,577
Shares issued in reinvestment of dividends and distributions	91	1,309
Net increase (decrease) in shares outstanding	202	$2,886

Class R2
Six months ended January 31, 2023:
Shares sold	1,669	$20,128
Shares issued in reinvestment of dividends and distributions	1,255	14,355
Shares purchased	(1,135)	(13,800)
Net increase (decrease) in shares outstanding	1,789	$20,683

Year ended July 31, 2022:
Shares sold	35,360	$520,060
Shares issued in reinvestment of dividends and distributions	10,865	157,325
Shares purchased	(146,134)	(2,062,223)
Net increase (decrease) in shares outstanding	(99,909)	$(1,384,838)

Class R3
Six months ended January 31, 2023:
Shares sold	235	$2,860
Shares issued in reinvestment of dividends and distributions	207	2,367
Net increase (decrease) in shares outstanding	442	$5,227

Year ended July 31, 2022:
Shares sold	3,159	$47,406
Shares issued in reinvestment of dividends and distributions	160	2,325
Shares purchased	(97,465)	(1,496,585)
Net increase (decrease) in shares outstanding	(94,146)	$(1,446,854)

Class R4
Six months ended January 31, 2023:
Shares sold	172	$2,103
Shares issued in reinvestment of dividends and distributions	125	1,435
Shares purchased	— **	(4)
Net increase (decrease) in shares outstanding	297	$3,534

Prudential Day One Funds     239

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2060 Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	146	$1,925
Shares issued in reinvestment of dividends and distributions	98	1,415
Shares purchased	— **	(1)
Net increase (decrease) in shares outstanding	244	$3,339

Class R5
Six months ended January 31, 2023:
Shares sold	8,357	$101,988
Shares issued in reinvestment of dividends and distributions	3,130	35,836
Shares purchased	(3,514)	(42,996)
Net increase (decrease) in shares outstanding	7,973	$94,828

Year ended July 31, 2022:
Shares sold	21,647	$301,424
Shares issued in reinvestment of dividends and distributions	1,825	26,495
Shares purchased	(4,154)	(56,905)
Net increase (decrease) in shares outstanding	19,318	$271,014

Class R6
Six months ended January 31, 2023:
Shares sold	62,041	$756,836
Shares issued in reinvestment of dividends and distributions	43,122	494,175
Shares purchased	(24,510)	(296,744)
Net increase (decrease) in shares outstanding	80,653	$954,267

Year ended July 31, 2022:
Shares sold	160,960	$2,290,021
Shares issued in reinvestment of dividends and distributions	37,746	548,820
Shares purchased	(102,537)	(1,367,984)
Net increase (decrease) in shares outstanding	96,169	$1,470,857

**	Less than 1 share.

Prudential Day One 2065 Fund:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	48	$481
Net increase (decrease) in shares outstanding	48	$481

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	79	$960
Net increase (decrease) in shares outstanding	79	$960

Class R2
Six months ended January 31, 2023:
Shares sold	1,693	$17,358
Shares issued in reinvestment of dividends and distributions	366	3,621
Shares purchased	(24)	(253)
Net increase (decrease) in shares outstanding	2,035	$20,726

Year ended July 31, 2022:
Shares sold	5,197	$62,397
Shares issued in reinvestment of dividends and distributions	359	4,378
Shares purchased	(1,640)	(16,676)
Net increase (decrease) in shares outstanding	3,916	$50,099

Class R3
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	53	$532
Net increase (decrease) in shares outstanding	53	$532

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	83	$1,014
Net increase (decrease) in shares outstanding	83	$1,014

Class R4
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	55	$545
Net increase (decrease) in shares outstanding	55	$545

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	85	$1,027
Net increase (decrease) in shares outstanding	85	$1,027

Class R5
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	67	$664
Net increase (decrease) in shares outstanding	67	$664

Prudential Day One Funds     241

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2065 Fund (cont’d.):

Share Class	Shares	Amount
Year ended July 31, 2022:
Shares sold	91	$999
Shares issued in reinvestment of dividends and distributions	94	1,151
Net increase (decrease) in shares outstanding	185	$2,150

Class R6
Six months ended January 31, 2023:
Shares sold	6,853	$69,646
Shares issued in reinvestment of dividends and distributions	1,588	15,753
Shares purchased	(3,570)	(37,244)
Net increase (decrease) in shares outstanding	4,871	$48,155

Year ended July 31, 2022:
Shares sold	19,180	$234,301
Shares issued in reinvestment of dividends and distributions	2,756	33,620
Shares purchased	(24,817)	(283,961)
Net increase (decrease) in shares outstanding	(2,881)	$(16,040)

8.	Borrowings

The RIC, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 – 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Day One Funds utilized the SCA during the reporting period ended January 31, 2023.The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2023
Prudential Day One 2020 Fund	$202,000	4.12%	4	$202,000	$—

9.	Risks of Investing in the Day One Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Prudential Day One Income Fund	Prudential Day One 2015 Fund	Prudential Day One 2020 Fund	Prudential Day One 2025 Fund	Prudential Day One 2030 Fund	Prudential Day One 2035 Fund
Affiliated Funds	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X
Credit	X	X	X	X	X	X
Debt Obligations	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X
LIBOR	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X	X
New Fund	–	–	–	–	–	–
Portfolio Turnover	X	X	X	X	X	X

Prudential Day One Funds     243

Notes to Financial Statements  (unaudited) (continued)

Risks	Prudential Day One Income Fund	Prudential Day One 2015 Fund	Prudential Day One 2020 Fund	Prudential Day One 2025 Fund	Prudential Day One 2030 Fund	Prudential Day One 2035 Fund
Target Date/Income	X	X	X	X	X	X

Risks	Prudential Day One 2040 Fund	Prudential Day One 2045 Fund	Prudential Day One 2050 Fund	Prudential Day One 2055 Fund	Prudential Day One 2060 Fund	Prudential Day One 2065 Fund
Affiliated Funds	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X
Credit	X	X	X	X	X	X
Debt Obligations	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X
LIBOR	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X	X
New Fund	–	–	–	–	–	X
Portfolio Turnover	X	X	X	X	X	X
Target Date/Income	X	X	X	X	X	X

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Prudential Day One Funds     245

Notes to Financial Statements  (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests.

Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the

Prudential Day One Funds     247

Notes to Financial Statements  (unaudited) (continued)

value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which

Prudential Day One Funds     249

Notes to Financial Statements  (unaudited) (continued)

the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR as well as loan facilities used by the

Fund. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

Target Date/ Income Risk: The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.

Prudential Day One Funds     251

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer• Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP

Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372

Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364

Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356

Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349

Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331

Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323

Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315

Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299

Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281

Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273

Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265

Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257

Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240

Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232

Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224

Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216

Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190

Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448	Prudential Day One 2065 Fund (Share Class R1)	PDOAX	74440V674

Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430	Prudential Day One 2065 Fund (Share Class R2)	PDODX	74440V666

Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422	Prudential Day One 2065 Fund (Share Class R3)	PDOEX	74440V658

Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414	Prudential Day One 2065 Fund (Share Class R4)	PDOFX	74440V641

Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398	Prudential Day One 2065 Fund (Share Class R5)	PDOGX	74440V633

Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380	Prudential Day One 2065 Fund (Share Class R6)	PDOHX	74440V625

MF236E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 20, 2023